UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 16 of its series

Date of fiscal year end: December 31

Wells Fargo Managed Account CoreBuilder Shares – Series M.

Date of fiscal year end: June 30

Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, Wells Fargo Wisconsin Tax-Free Fund, Wells Fargo Alternative Strategies Fund, and Wells Fargo Global Long/Short Fund.

Date of reporting period: March 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.90%
Alabama : 0.74%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,500,660
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	904,365
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	670,000	713,925
				3,118,950

Alaska : 0.54%
Alaska International Airport Series B (Airport Revenue) %%	5.00	10-1-2035	2,000,000	2,295,400

Arizona : 3.11%
City of San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,380,816
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	597,988
Maricopa County AZ Union High School District (GO Revenue)	4.00	7-1-2016	600,000	605,100
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	553,630
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	325,000	363,701
Pima County AZ IDA Educational Facility Revenue Charter School Project Series R (Education Revenue) %%	2.88	7-1-2021	1,000,000	1,000,940
Pima County AZ IDA Educational Facility Revenue Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,080,510
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	983,160
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,285,211
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	5.00	7-1-2025	830,000	844,708
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.00	7-1-2035	1,025,000	1,046,761
Salt Verde Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,473,542
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	542,865
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue)	4.63	3-1-2022	390,000	420,931
				13,179,863

California : 3.62%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,156,570
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,202,840
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,024,310
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	290,435
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	462,141
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	630,051
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	119,770
California Various Purposes (GO Revenue)	6.00	4-1-2038	200,000	229,418
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2022	500,000	527,365
Campbell CA Union High School District (Miscellaneous Revenue)	5.00	8-1-2023	500,000	526,955
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	306,675
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	130,000	89,047
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	70,000	40,197

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00%	6-1-2024	$4,985,000	$4,098,916
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	74,831
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	589,380
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	262,822
Peralta Community College District Alameda County CA (GO Revenue)	5.00	8-1-2024	450,000	552,798
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	175,683
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	613,515
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,166,410
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,197,490
				15,337,619

Colorado : 0.87%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	235,568
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	295,280
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	309,647
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	588,920
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,062,360
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	1,000,000	1,195,450
				3,687,225

Delaware : 0.36%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,517,700

District of Columbia : 0.22%
District of Columbia Association of American Medical Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	328,828
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	60,000	66,697
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	520,629
				916,154

Florida : 3.40%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	567,720
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,165,360
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,468
Miami-Dade County FL IDA (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,542,915
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,568,350
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,236,470
Miami-Dade County FL Transit System (Transportation Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144Aø	0.61	7-1-2042	5,000,000	5,000,000

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50%	10-1-2024	$1,000,000	$1,046,920
				14,378,203

Georgia : 0.69%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	56,525
Savannah GA EDA Calvary Day School Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.50	11-1-2026	2,130,000	2,130,000
Washington & Wilkes Counties GA Payroll Development Authority Subseries C (Health Revenue) ¤	0.00	12-1-2021	815,000	748,749
				2,935,274

Guam : 0.81%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	408,180
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,110,820
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	83,370
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	642,829
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	593,890
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	580,245
				3,419,334

Idaho : 0.46%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	114,070
Idaho Housing & Finance Association Idaho Arts Charter School Series A (Education Revenue) 144A	5.00	12-1-2036	1,000,000	1,042,770
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	526,100
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	258,843
				1,941,783

Illinois : 17.91%
Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	929,715
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	4,380,000	3,451,090
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	3,250,000	2,434,380
Chicago IL Board of Education CAB Series A (GO Revenue, AGM Insured)	5.00	12-1-2042	725,000	571,213
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	250,000	268,130
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.40	3-1-2032	3,000,000	2,800,740
Chicago IL Board of Education Series A (GO Revenue)	5.00	1-1-2020	1,000,000	1,023,830
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	250,000	261,438
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,801,736
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	853,280
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	389,261
Chicago IL CAB Series A (GO Revenue, National Insured) ±	5.59	1-1-2023	950,000	962,103
Chicago IL City Colleges Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	370,360
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	613,747
Chicago IL Library Project Series D (GO Revenue)	5.00	1-1-2021	440,000	452,364

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00%	12-1-2018	$445,000	$450,714
Chicago IL Motor Fuel Tax Revenue (Tax Revenue)	5.00	1-1-2019	250,000	263,430
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2035	2,350,000	2,544,063
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,135,330
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,722,630
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,175,910
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	525,000	558,884
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,454,503
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2031	3,500,000	3,793,685
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2033	2,785,000	2,982,373
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	440,000	442,050
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	570,000	584,900
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	550,000	550,864
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2018	735,000	746,378
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,314,274
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	476,014
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	751,898
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	1,000,000	1,032,590
Chicago IL Wastewater Second Lien Transmission (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,107,650
Chicago IL Water Revenue (Water & Sewer Revenue)	4.00	11-1-2020	625,000	671,138
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,095,080
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	1,000,000	1,089,940
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	1,000,000	682,230
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	459,270
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	600,000	675,090
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	2,940,000	3,281,422
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	300,000	327,240
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	1,130,000	1,295,545
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,419,925
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,087,620
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	220,026
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	40,000	40,283
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	525,000	552,762
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	565,990
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	443,432
Illinois Series A (Tax Revenue)	5.00	6-1-2019	465,000	505,915
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	1,905,000	2,184,406
Illinois Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,149,520
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,698,375
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,834,350
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	2,000,000	1,543,020
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	353,980
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,147,770
Kane, Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,134,380
Kane, Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,928,446
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	70,838
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, National Insured) ¤	0.00	6-15-2030	5,100,000	2,889,405
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	400,302
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	576,020
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	145,000	142,502

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00%	12-1-2017	$110,000	$105,874
				75,843,623

Indiana : 1.89%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,142,260
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,101,990
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	722,303
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,535,543
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.48	11-15-2031	150,000	150,104
Indianapolis IN Local Public Improvement (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,196,679
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	155,000	159,021
				8,007,900

Iowa : 0.17%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2022	700,000	701,099

Kansas : 1.51%
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4—Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	19,680,000	6,415,286

Kentucky : 0.19%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	807,464

Louisiana : 1.71%
Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,182,010
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	561,610
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,222,480
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2019	2,000,000	2,263,440
				7,229,540

Maine : 0.09%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	173,025
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	204,475
				377,500

Maryland : 0.03%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	134,126

Massachusetts : 0.45%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	124,941
Massachusetts School Building Authority (Tax Revenue)	5.00	11-15-2034	1,470,000	1,781,126
				1,906,067

Michigan : 4.04%
Detroit MI Distributable State Aid Project (GO Revenue)	4.25	11-1-2021	770,000	837,390
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	814,078
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,629,720

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00%	7-1-2029	$1,000,000	$1,164,230
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	49,933
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	145,000	116,003
Michigan Public Educational Facilities Authority Landmark Academy (Education Revenue)	6.00	6-1-2020	480,000	490,757
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	3,500,000	3,578,085
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	501,820
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	787,182
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,271
Wayne County MI Airport Revenue Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,889,913
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	920,000	899,364
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	475,900
				17,106,646

Mississippi : 1.15%
Mississippi City of Jackson Convention Center Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,724,569
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,152,680
				4,877,249

Missouri : 0.61%
Missouri Health & Educational Facilities Authority (Health Revenue)	1.50	2-1-2018	450,000	451,391
Missouri Health & Educational Facilities Authority (Health Revenue)	5.00	2-1-2021	800,000	912,856
Missouri Health & Educational Facilities Authority (Health Revenue)	5.00	2-1-2022	220,000	255,284
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	190,000	191,963
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	772,305
				2,583,799

New Hampshire : 1.11%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,190,150
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2027	845,000	979,938
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	1,690,000	1,979,565
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	480,000	552,720
				4,702,373

New Jersey : 7.51%
City of Bayonne NJ School District (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,510,041
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,682,478
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	293,760
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	309,174
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.00	3-1-2028	1,000,000	890,780
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,415,136
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,406,050

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey EDA School Facilities Construction Series PP (Miscellaneous Revenue)	5.00%	6-15-2019	$1,800,000	$1,942,956
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,331,405
New Jersey Transportation Trust (Miscellaneous Revenue, National Insured)	5.50	12-15-2021	7,115,000	8,163,538
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,186,875
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,746,208
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	276,095
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	2,355,000	2,639,249
				31,793,745

New Mexico : 0.58%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.04	11-1-2039	2,500,000	2,472,725

New York : 13.78%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	562,445
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.54	10-1-2035	5,000,000	5,000,000
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	6,222,600
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.25	11-15-2044	5,000,000	5,949,350
Monroe County NY IDAG Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	563,795
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	169,217
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	552,340
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.56	4-1-2017	125,000	124,844
New York NY John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	1,000,000	1,002,240
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,185,770
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.40	3-1-2034	6,500,000	6,500,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.70	11-1-2022	10,045,000	10,045,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	3,490,000	3,490,349
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,487,800
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	1,500,000	1,672,920
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	825,068
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2019	875,000	892,063
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	578,565
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,109,240
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	424,116
				58,357,722

Ohio : 4.36%
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	1.01	5-1-2038	3,000,000	2,998,050
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	668,825
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	2,000,000	2,001,460
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	1,500,000	1,679,535
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,270,740

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Ohio Private Activity Revenue Series A (Industrial Development Revenue, AGM Insured)	5.00%	12-31-2029	$2,070,000	$2,420,368
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	6,000,000	6,248,700
Toledo OH Enterprise Bond Series 2A (Industrial Development Revenue)	5.50	12-1-2019	145,000	156,393
				18,444,071

Oklahoma : 1.13%
Cleveland County OK Educational Facilities Authority Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2023	4,000,000	4,784,440

Oregon : 0.19%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	599,285
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	203,663
				802,948

Pennsylvania : 7.15%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	600,000	638,394
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,186,910
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.90	11-1-2039	2,000,000	2,015,900
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	343,197
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	50,000	50,185
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,742,958
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	736,210
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	860,989
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	1,000,000	1,136,520
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue)	6.38	12-1-2038	1,000,000	1,192,090
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	2,000,000	2,075,920
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,176,610
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	265,000	282,946
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2025	1,995,000	2,422,130
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	85,000	84,034
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	434,183
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	225,000	245,547
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	317,684
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,341,512
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,158,970
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,360,271
Reading PA Water Authority (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,411,488
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	7,000,000	7,071,820
				30,286,468

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 0.26%
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00%	11-1-2033	$1,000,000	$1,107,240

Tennessee : 0.04%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	164,049

Texas : 11.41%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,323,788
Arlington TX Permanent Import (GO Revenue)	5.00	8-15-2023	2,940,000	3,649,010
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,780,875
Clifton TX Higher Educational Finance Corporation Series A (Education Revenue)	5.50	8-15-2035	2,000,000	2,090,720
Clifton TX Higher Educational Finance Corporation Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,052,450
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	2,100,000	2,078,706
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	650,000	716,788
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	175,000	184,450
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	55,000	57,181
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	397,513
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,000,000	2,051,780
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.49	4-1-2040	3,500,000	3,500,000
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,515,894
San Antonio TX Independent School District (GO Revenue) ±	2.00	8-1-2044	985,000	996,101
Tender Option Bond Trust Receipts Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	0.68	7-1-2021	4,215,000	4,215,000
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.88	12-15-2026	6,000,000	5,464,560
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	278,174
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	250,000	309,083
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue) ##	7.00	12-31-2038	1,300,000	1,631,630
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	372,870
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	4-1-2026	7,650,000	7,650,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.80	6-1-2038	5,000,000	5,000,000
				48,316,573

Utah : 0.03%
Spanish Fork UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	135,000	138,870

Vermont : 1.10%
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2018	280,000	302,828
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	111,194
Vermont Student Assistance Corporation Series B Class A2 (Education Revenue) ±	3.63	12-3-2035	500,000	499,995
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.43	6-2-2042	3,830,097	3,755,410
				4,669,427

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name		Interest rate	Maturity date	Principal	Value
Virginia : 0.47%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø		0.45%	10-1-2037	$2,000,000	$2,000,000

Washington : 2.06%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)		5.00	7-1-2026	500,000	505,710
Washington HCFR Catholic Health Series A (Health Revenue)		5.00	1-1-2029	1,300,000	1,516,606
Washington State Series D (GO Revenue)		5.00	2-1-2037	5,620,000	6,702,790
					8,725,106

Wisconsin : 1.15%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	1,000,000	1,139,750
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A		4.95	3-1-2030	1,270,000	1,288,237
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A		5.63	7-1-2045	865,000	875,172
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A		4.38	7-1-2025	535,000	545,170
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A		5.38	7-1-2035	1,000,000	1,015,200
					4,863,529

Total Municipal Obligations (Cost $395,778,910)					410,347,090

				Shares
Exchange-Traded Funds : 1.93%
iShares iBoxx $ High Yield Corporate Bond ETF				100,000	8,169,000
Total Exchange-Traded Funds (Cost $7,689,990)					8,169,000

Short-Term Investments : 0.73%

		Yield
Investment Companies : 0.41%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)##		0.15		1,745,332	1,745,332

				Principal
U.S. Treasury Securities : 0.32%
U.S. Treasury Bill (z)#		0.38	6-16-2016	$1,325,000	1,324,454

Total Short-Term Investments (Cost $3,069,243)					3,069,786

Total investments in securities (Cost $406,538,143)*	99.56%				421,585,876
Other assets and liabilities, net	0.44				1,878,215

Total net assets	100.00%				$423,464,091

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — March 31, 2016 (unaudited)

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $406,538,141 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,784,043
Gross unrealized losses	(736,308)

Net unrealized gains	$15,047,735

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Columbian peso
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
plc	Public limited company
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

11

Wells Fargo CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$410,347,090	$0	$410,347,090
Exchange-traded funds	8,169,000	0	0	8,169,000
Short-term investments
Investment companies	1,745,332	0	0	1,745,332
U.S. Treasury securities	1,324,454	0	0	1,324,454

Total assets	$11,238,786	$410,347,090	$0	$421,585,876

Liabilities
Futures contracts	$314,844	$0	$0	$314,844

Total liabilities	$314,844	$0	$0	$314,844

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended March 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2016	Unrealized gains
6-21-2016	JP Morgan	325 Short	U.S. Treasury Bonds	$53,442,188	$62,787

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 101.55%
California : 97.04%
Acalanes CA Union High School Refunding (GO Revenue) %%	5.00%	8-1-2022	$2,685,000	$3,304,349
Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00	9-1-2018	1,800,000	1,632,132
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,841,180
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,108,170
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,201,320
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,327,694
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2016	305,000	304,393
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ±	0.00	8-1-2017	155,000	162,084
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ±	0.00	8-1-2018	475,000	519,123
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ±	0.00	8-1-2020	1,605,000	1,894,686
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,154,757
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,308,650
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	929,688
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	145,000	145,257
Association of Bay Area Governments Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25	12-1-2016	1,305,000	1,337,828
Association of Bay Area Governments Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,054,833
Association of Bay Area Governments Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	817,899
Association of Bay Area Governments Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,034,141
Association of Bay Area Governments Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	566,600
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	476,242
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	656,002
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	897,746
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,152,040
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.21	4-1-2045	5,000,000	5,005,950
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,500,000	10,768,170
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00	4-1-2034	5,000,000	5,141,450
Brentwood CA Infrastructure Financing Authority Sub Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	3,973,028
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,020,104
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,072,621
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,262,290
California (GO Revenue) ±	4.00	12-1-2027	9,015,000	9,365,864
California (GO Revenue, Ambac Insured)	5.00	10-1-2016	10,000	10,040
California (GO Revenue)	5.00	10-1-2021	6,795,000	8,155,223
California (GO Revenue)	5.00	9-1-2022	2,240,000	2,735,242
California (GO Revenue)	5.00	11-1-2022	2,500,000	3,062,600
California (GO Revenue)	5.00	9-1-2023	10,730,000	13,316,788
California (GO Revenue)	5.00	10-1-2023	8,400,000	10,439,436

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California (GO Revenue)	5.00%	9-1-2025	$9,000,000	$11,484,180
California (GO Revenue)	5.25	10-1-2022	2,750,000	3,406,095
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2016	370,000	371,388
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	387,858
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	412,304
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	420,512
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	440,799
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	1,795,000	1,983,942
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,082,305
California Economic Recovery Prerefunded Refunding Series A (Tax Revenue)	5.00	7-1-2018	2,950,000	3,232,640
California Economic Recovery Unrefunded Refunding Series A (Tax Revenue)	5.00	7-1-2018	850,000	931,439
California Health Facilities Financing Refunding (Health Revenue)	5.00	8-15-2027	450,000	573,777
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	15,000	15,501
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	215,000	220,414
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	800,000	870,664
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	783,300
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,754,720
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	223,510
California HFFA Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,230,783
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	3,009,575
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,126,340
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	930,186
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	874,760
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	600,345
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	573,473
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.39	11-1-2027	5,000,000	5,003,250
California Municipal Finance Authority Palmdale Aerospace Academy PJ (Education Revenue) %%144A	4.00	7-1-2026	2,000,000	2,113,600
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,641,475
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,078,020
California PCFA Republic Services Incorporated Project Series C (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,417,861
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.58	8-1-2027	1,990,000	1,990,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.58	8-1-2027	6,975,000	6,975,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,521,490
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	835,000	877,610
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,735,971
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,826,325
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	608,775
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,144,420
California Public Works Board Refunding Department General Service Series F (Miscellaneous Revenue)	5.00	5-1-2023	1,595,000	1,960,415

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00%	11-1-2020	$1,250,000	$1,467,288
California Refunding Bond (GO Revenue)	5.25	9-1-2022	4,000,000	4,945,520
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	375,000	415,489
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2022	1,545,000	1,808,361
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2023	800,000	946,752
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2024	350,000	417,767
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2021	400,000	438,812
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2026	500,000	553,805
California State Index Floating Rate Series E (GO Revenue) ±	1.14	12-1-2029	5,000,000	5,004,550
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	977,976
California Statewide CDA American Baptist Homes West Series B-3 (Health Revenue)	2.10	10-1-2019	2,930,000	2,931,319
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	782,060
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	705,000	711,937
California Statewide CDA Episcopal Communities and Services (Health Revenue)	4.00	5-15-2017	450,000	465,170
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,016,170
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.46	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	584,135
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	469,540
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	601,385
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,181,880
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	416,876
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	422,468
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	284,503
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	244,835
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	237,782
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	241,832
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,970,000	2,183,036
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	5,200,000	5,253,664
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,012,060
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	580,000	602,539
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,047,260
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	382,158
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2025	1,000,000	1,228,110
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2026	1,000,000	1,239,550
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2027	1,000,000	1,225,760
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	400,000

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00%	4-1-2017	$400,000	$408,704
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	423,980
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2024	350,000	368,869
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2025	350,000	368,697
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2026	375,000	395,033
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2027	300,000	315,882
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	425,470
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	312,414
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	567,799
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	890,963
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	1,002,547
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	715,962
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,644,276
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,851,824
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	3,051,942
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,104,937
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,169,843
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	453,183
Central California Unified School District Refunding (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	560,705
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	476,544
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	913,545
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	401,475
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,175,596
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	804,659
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	845,899
Chula Vista CA Elementary School District (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2024	1,370,000	1,702,061
Chula Vista CA Elementary School District (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2025	1,440,000	1,803,456
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,755,418
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,538,922
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,153,930
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	451,383
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2026	1,710,000	2,123,410
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,760,000	2,170,186
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	2,110,000	1,647,277
Compton CA Community College District (GO Revenue)	5.00	7-1-2017	1,225,000	1,282,244
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	115,000	115,228
Compton CA Tax and RAN (GO Revenue)	2.20	6-1-2016	5,000,000	5,000,600
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	3,029,090
Corcoran CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,541,760

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50%	9-1-2016	$445,000	$447,634
Cotati-Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,638,318
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,357,850
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	339,023
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	466,380
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,330,604
Delano CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,061,195
Desert Sands CA Unified School District Certification of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,840,695
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	229,276
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	295,635
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	300,958
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,438,267
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,556,829
Eastern CA Municipal Water District Water Refunding Series A (Water & Sewer Revenue) %%	5.00	7-1-2027	2,000,000	2,570,080
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	463,708
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	483,940
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	498,299
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	465,000	465,897
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,067,380
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,180,638
El Monte CA Union High School Refunding (GO Revenue)	5.00	6-1-2021	1,315,000	1,557,881
Elsinore Valley CA Municipal Water District Refunding Series A (Water & Sewer Revenue) %%	5.00	7-1-2027	2,500,000	3,167,950
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,229,772
Escondido CA Union High School District CAB (GO Revenue, National Insured) ¤	0.00	5-1-2016	3,335,000	3,333,232
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,160,620
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,752,614
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,395,000	2,881,712
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,250,623
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,127,760
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,152,550
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,471,050
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,498,613
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	8,750,000	9,150,925
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	1,520,000	1,630,580
Fremont CA Community Facilities District (Tax Revenue)	5.00	9-1-2024	1,000,000	1,202,380
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,027,143
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	583,758
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	649,900
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	722,782
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	426,952
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	462,303

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Garden Grove CA Agency Community Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	10-1-2026	$1,875,000	$2,361,713
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	878,131
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,655,296
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	143,158
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	164,627
Grossmont CA Deutsche Bank SPEAR/LIFER Trust Series DBE 649 (GO Revenue, National Insured, Deutsche Bank LIQ) 144Aø	0.53	6-1-2031	12,671,000	12,671,000
Grossmont CA Union High School Refunding Election 2008 (GO Revenue) %%	5.00	8-1-2027	1,000,000	1,276,100
Hanford CA Joint Union High School Refunding (GO Revenue, AGM Insured) %%	5.00	8-1-2027	1,170,000	1,449,197
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2016	155,000	154,506
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	165,000	162,073
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	301,311
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	723,661
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	757,719
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	795,510
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	598,530
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	977,777
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	1.05	10-1-2036	4,905,000	4,904,608
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2019	2,875,000	3,169,141
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2021	505,000	579,467
Huntington Beach CA City School District Election of 2002 (GO Revenue)	5.00	8-1-2020	3,150,000	3,682,980
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	853,120
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	269,449
Inglewood CA PFA (Miscellaneous Revenue)	5.00	8-1-2016	1,000,000	1,013,970
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,418,757
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2023	800,000	936,432
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	1,001,938
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	371,632
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	404,977
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	444,347
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	465,754
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	635,437
Keyes CA Unified School District CAB (GO Revenue, National Insured) ¤	0.00	8-1-2016	155,000	154,292
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,077,661
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,220,361
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	963,859

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00%	9-1-2019	$1,150,000	$1,295,544
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,199,106
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	673,005
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	744,248
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,428,463
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,685,140
Lodi CA Public Financing Authority Refunding Series A (Water & Sewer Revenue)	5.00	10-1-2025	500,000	636,760
Lodi CA Public Financing Authority Refunding Series A (Water & Sewer Revenue)	5.00	10-1-2026	600,000	773,820
Los Alamitos CA Unified School BAN School Facilities Improvement (GO Revenue) ¤	0.00	9-1-2016	1,000,000	997,990
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,201,220
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	3-1-2022	3,000,000	3,602,430
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	5-1-2023	475,000	582,754
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2021	300,000	354,591
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2022	350,000	422,706
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2023	350,000	429,398
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2026	1,575,000	1,983,382
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2027	1,605,000	2,003,072
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,270,288
Los Angeles CA Unified School District Election of 2004 Series F (GO Revenue, FGIC Insured)	5.00	7-1-2020	2,500,000	2,528,875
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,675,066
Los Angeles CA Unified School District Refunding Series A (GO Revenue) %%	5.00	7-1-2026	10,430,000	13,315,147
Los Angeles CA Unified School District Refunding Series A (GO Revenue) %%	5.00	7-1-2027	2,500,000	3,155,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,403,326
Los Angeles County CA Certificate of Participation CAB Disney Package Project (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	669,755
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	615,000	626,796
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,319,231
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	407,640
Los Angeles County CA Public Works Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2020	500,000	583,170
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	2,009,531
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,816,103
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,867,095
Los Angeles County CA Regional Financing Authority MonteCedro Incorporated Project (Health Revenue)	3.00	11-15-2021	2,750,000	2,756,188
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	611,267
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,007,450
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,057,611
Lynwood CA Unified School District BAN Series A (GO Revenue)	5.00	8-1-2017	3,000,000	3,171,060

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25%	6-1-2018	$1,115,000	$1,172,356
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,114,089
Menifee CA Union School District Public Series A (Tax Revenue)	4.00	9-1-2022	540,000	610,859
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,077,828
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	635,091
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	667,630
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	583,235
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	733,649
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	787,171
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	837,257
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	886,818
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	523,115
Mountain View Whisman CA Refunding (GO Revenue) %%	5.00	9-1-2019	1,000,000	1,125,570
Mountain View Whisman CA Refunding (GO Revenue) %%	5.00	9-1-2020	1,600,000	1,852,304
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	918,189
Murrieta Valley CA Unified School District Refunding (GO Revenue, Build America Mutual Assurance Company Insured) %%	5.00	9-1-2027	2,000,000	2,530,320
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2017	955,000	986,591
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,078,177
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,068,620
Newhall CA School District BAN School Facilities Improvement (GO Revenue) ¤	0.00	8-1-2017	9,000,000	8,914,770
Newhall CA School District CAB BAN (Miscellaneous Revenue) ¤	0.00	8-1-2018	14,680,000	14,384,492
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,225,283
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	303,845
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	385,280
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	649,912
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	678,225
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	715,520
Oak Valley CA Hospital District Refunding (GO Revenue)	4.00	7-1-2020	500,000	551,705
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2021	950,000	1,114,094
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2022	750,000	896,153
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2023	755,000	911,957
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGC Insured)	5.25	1-1-2017	1,885,000	1,949,750
Oakland CA Redevelopment Agency Refunding Sub Housing Set-Aside Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,037,200
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,446,255
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	3.00	8-1-2016	540,000	544,028
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2016	3,425,000	3,473,293
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2017	2,250,000	2,365,178
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	882,510
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	724,002
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2023	375,000	456,000
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2025	335,000	414,737
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	219,808

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00%	9-1-2019	$1,085,000	$1,229,880
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,266,943
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,317,088
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	660,581
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	859,355
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,460,026
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,318,669
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	332,185
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	431,031
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	497,934
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	736,393	790,194
Palomar CA Palomar County CAB Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2016	250,000	249,578
Palomar CA Palomar County CAB Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2017	880,000	868,850
Palomar Pomerado CA Health System CAB (GO Revenue, National Insured) ¤	0.00	8-1-2017	2,000,000	1,969,600
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2016	635,000	637,407
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	673,464
Pioneers CA Memorial Healthcare District (GO Revenue)	4.00	10-1-2017	810,000	841,339
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,227,203
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured) %%	5.00	9-1-2021	2,000,000	2,341,580
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,570,202
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	953,144
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2025	3,500,000	4,312,595
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	632,333
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	687,180
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,241,150
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2026	400,000	493,232
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment—Series AH (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,944
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2016	805,000	813,984
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,700,187
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2017	625,000	641,781
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2018	755,000	786,823
Poway CA Unified School District PFA (Tax Revenue)	4.00	9-15-2020	335,000	369,150
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	332,448
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	207,250
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,350,466
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	949,034

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00%	9-1-2017	$495,000	$514,904
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2018	445,000	474,107
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	733,200
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2016	225,000	224,568
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2018	345,000	334,581
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2020	460,000	425,951
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	500,567
Riverside CA PFA Local Measure A Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	1,010,350
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,848,486
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	652,922
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	514,750
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2016	2,395,000	2,391,863
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	949,440
Riverside County CA PFA Indian Wells Project Series A (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,871,110
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	859,402
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	874,095
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	937,322
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	400,000	385,132
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2019	850,000	922,675
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	946,768
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2020	1,050,000	1,203,552
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2021	500,000	585,970
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	975,992
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,167,863
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,352,547
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	965,066
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	918,949
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	981,472
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	554,245
Salinas CA Union High School District CAB (GO Revenue) ¤	0.00	8-1-2020	5,000,000	4,612,450
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,150,060
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	434,012

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50%	8-1-2017	$590,000	$608,379
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,268,260
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,117,665
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	422,545
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	612,813
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	385,206
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	361,688
San Diego CA Redevelopment Agency Refunding Series A (Tax Revenue)	5.00	9-1-2025	2,750,000	3,514,528
San Diego CA Redevelopment Agency Refunding Series A (Tax Revenue)	5.00	9-1-2026	1,500,000	1,897,695
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	403,332
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	210,182
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	919,391
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	545,925
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	623,592
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	313,934
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	569,270
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	438,379
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,016,380
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2021	275,000	322,121
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2022	500,000	596,455
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2023	1,000,000	1,209,540
San Joaquin Hills County CA Transportation Corridor Agency Series A (Transportation Revenue)	5.00	1-15-2017	1,500,000	1,547,250
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,707,657
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,451,298
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,717,258
San Jose CA Libraries & Parks Project (GO Revenue)	5.00	9-1-2017	715,000	717,846
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	401,332
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,038,529
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,007,760
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,568
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	904,312
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,771,994
San Jose CA Union Elementary School District Series B (GO Revenue)	3.00	9-1-2017	1,000,000	1,033,510
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	110,727
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	113,469
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	449,250
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	467,440
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,065,410

11

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2020	$220,000	$255,886
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	320,733
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	302,653
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	259,440
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,343,740
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,098,316
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,249,377
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,382,956
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,133,470
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,684,683
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,799,080
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	166,712
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	147,693
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	198,531
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	504,128
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	524,636
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	707,700
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,160,150
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	791,543
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2016	215,000	217,137
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2017	220,000	227,522
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2018	230,000	242,977
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2019	225,000	241,963
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2021	345,000	377,868
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2022	425,000	468,490
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2023	405,000	447,971
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2024	420,000	464,562
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	559,664
Simi Valley CA Unified School District Refunding and Capital Improvement Project (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	380,000	392,388
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	454,235
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	351,585
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	798,864
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2016	1,345,000	1,355,531
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2017	1,485,000	1,524,590
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	3,000,000	2,971,380
South Western CA Community College District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,250,000	1,460,338
South Western CA Community College District Refunding Bond (GO Revenue)	5.00	8-1-2021	2,710,000	3,244,791
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2016	615,000	618,598
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2017	300,000	305,508
Southern CA Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	905,291
Southern CA Public Power Authority Refunding Canyon Power Project Series A (Utilities Revenue) %%	5.00	7-1-2026	1,000,000	1,180,480

12

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Southern CA Public Power Authority Refunding Canyon Power Project Series A (Utilities Revenue) %%	5.00%	7-1-2027	$1,000,000	$1,174,150
Stanislaus County CA Schools Infrastructure Financing Agency (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,533,597
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	419,236
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	439,881
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,257,286
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	473,699
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	430,692
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	643,939
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	792,758
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	592,202
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	1,450,000	1,609,848
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	187,326
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	362,889
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	357,456
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	319,269
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	181,466
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	465,600
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	531,005
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	568,113
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	419,615
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	286,385
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	556,025
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	693,204
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	707,814
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,258,835
Sulphur Springs CA Union School CAB Anticipation Notes Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,706,660
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2016	75,000	75,809

13

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00%	9-1-2017	$150,000	$154,998
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2018	275,000	289,856
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2019	295,000	316,069
Sulphur Springs CA Union School District SPL Unrefunded community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2016	75,000	75,716
Sulphur Springs CA Union School District SPL Unrefunded community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2017	150,000	154,101
Sulphur Springs CA Union School District SPL Unrefunded community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2018	280,000	292,214
Sulphur Springs CA Union School District SPL Unrefunded community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2019	300,000	316,089
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,564,915
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	884,734
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,969,601
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,745,500
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,132,320
Sweetwater CA Union High School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	737,726
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	383,629
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	405,799
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	422,666
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	903,852
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,195,949
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,282,750
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	845,000	847,932
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2024	400,000	499,888
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2026	750,000	938,933
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,000,000	1,237,600
Tustin CA Community Facilities District Refunding #06-1 Legacy Columbus Villages Series A (Tax Revenue)	5.00	9-1-2024	1,145,000	1,391,702
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,156,267
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	423,542
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	593,931
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	486,391
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	12,355,300
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,209,890
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	821,394
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	387,212
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	420,101
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	793,525

14

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Val Verde CA Unified School District BAN (GO Revenue)	3.00%	8-1-2018	$5,000,000	$5,039,850
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,242,838
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	792,639
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,507,290
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	427,849
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	292,723
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	279,990
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	283,390
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	405,367
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	587,970
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	873,290
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,178,145
Washington Township CA Health Refunding Series A (Health Revenue)	5.00	7-1-2023	600,000	703,884
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2016	1,055,000	1,070,941
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2017	325,000	339,472
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	617,257
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	266,956
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	275,667
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	285,313
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	300,849
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	335,049
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	567,498
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	592,920
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,989,009
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	633,548
Yuba City CA Redevelopment Agency Refunding (Tax Revenue, AGM Insured)	5.00	9-1-2025	750,000	921,743
				804,407,524

Guam : 0.28%
Guam Government Waterworks Authority Water (Water & Sewer Revenue)	5.00	7-1-2022	400,000	469,268
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,855,676
				2,324,944

Indiana : 0.36%
JPMorgan Chase PUTTER/DRIVER Trust Series 3888 Indianapolis IN Industry Local Public Improvement (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.68	2-1-2019	3,000,000	3,000,000

New York : 0.68%
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ±	0.46	11-1-2022	5,630,000	5,630,000

15

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Puerto Rico : 1.08%
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)		5.00%	12-1-2016	$1,815,000	$1,840,138
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)		5.50	12-1-2016	2,440,000	2,501,244
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)		5.50	12-1-2017	2,045,000	2,170,890
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)		5.50	12-1-2018	1,250,000	1,367,325
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)		5.00	12-1-2019	1,000,000	1,026,760
					8,906,357

Texas : 2.11%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø		0.55	12-1-2039	17,500,000	17,500,000

Total Municipal Obligations (Cost $815,370,986)					841,768,825

Other : 0.30%
Nuveen California AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§		0.76	7-1-2018	2,500,000	2,486,250

Total Other (Cost $2,500,000)					2,486,250

		Yield		Shares
Short-Term Investments : 1.45%
Investment Companies : 1.45%
Wells Fargo California Municipal Money Market Fund Institutional Class (l)(u)##		0.14		11,984,454	11,984,454

Total Short-Term Investments (Cost $11,984,454)					11,984,454

Total investments in securities (Cost $829,855,440)*	103.30%				856,239,529
Other assets and liabilities, net	(3.30)				(27,318,540)

Total net assets	100.00%				$828,920,989

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $829,856,013 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,858,080
Gross unrealized losses	(474,564)

Net unrealized gains	$26,383,516

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated

16

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
DWR	Department of Water Resources
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
PUTTER	Puttable tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
RDFA	Redevelopment Finance Authority
SPEAR	Short Puttable Exempt Adjustable Receipts

17

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$841,768,825	$0	$841,768,825
Other	0	2,486,250	0	2,486,250
Short-term investments
Investment companies	11,984,454	0	0	11,984,454

Total assets	$11,984,454	$844,255,075	$0	$856,239,529

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.84%
California : 97.03%
ABC California Unified School District CAB Election of 1997 Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,460,055
Alameda CA Community Facilities District Special Tax Alameda Landing Public Imports (Tax Revenue)	5.00	9-1-2046	1,250,000	1,388,775
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,760,077
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,841,180
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,189,750
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,202,613
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	5,026,272
Alisal CA Unified School District CAB Election of 2006 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	1,105,000	1,088,878
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,906,076
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,331,106
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	7,809,200
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,502,740
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,469,710
Antelope Valley CA Health Care District Series A (Health Revenue)	5.00	3-1-2046	3,000,000	3,175,440
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	480,000	480,850
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,774,350
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,300,898
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,394,440
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	7,114,320
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,249,144
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	1,000,000	1,046,330
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,351,080
California (GO Revenue)	5.25	8-1-2038	1,925,000	2,110,840
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,506,610
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,015
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,770,250
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,266,441
California Educational Facilities Authority Pepperdine University Refunding Bond (Education Revenue)	5.00	10-1-2046	3,000,000	3,572,190
California Educational Facilities Authority Pepperdine University Refunding Bond (Education Revenue)	5.00	10-1-2049	5,000,000	5,928,500
California Financial Authority Charter School Palmdale Aerospace Academy Project (Education Revenue) 144A%%	5.00	7-1-2046	1,665,000	1,771,077
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2036	945,000	990,974
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2046	2,100,000	2,162,118
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	80,000	82,671
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	580,000	594,604
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,520,000	2,584,436
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,566,040
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,616,400

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00%	7-1-2030	$1,830,000	$2,240,378
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,193,430
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,249,790
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	114,161
California HFFA Sutter Health Series A (Health Revenue)	5.00	8-15-2043	1,250,000	1,457,338
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,699,571
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,498,408
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,112,699
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,812,081
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,202,840
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	415,000	430,264
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	585,000	603,334
California PFOTER PT-2802 (GO Revenue, Dexia Credit Local SPA, National Insured) ø	0.61	2-1-2025	9,975,000	9,975,000
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.58	8-1-2027	24,375,000	24,375,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.58	8-1-2027	25,275,000	25,275,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.58	8-1-2027	13,550,000	13,550,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,569,280
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	8,090,670
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,858,960
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,666,262
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	26,773,380
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,472,780
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue) ##	5.00	12-1-2030	9,850,000	11,940,466
California Refunding Bond (GO Revenue)	5.00	8-1-2025	5,000,000	5,180,150
California School Finance Authority School Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	505,433
California School Finance Authority School Green Dot Public Schools Projects (Education Revenue) 144A	5.00	8-1-2035	2,525,000	2,771,491
California School Finance Authority School KIPP Louisiana Projects Series A (Education Revenue) 144A	5.00	7-1-2035	1,000,000	1,109,260
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	720,000	722,362
California State University Systemwide Refunding Bond Series A (Education Revenue) %%	4.00	11-1-2034	2,000,000	2,181,160
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	2,884,325
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,960,000	3,128,246
California Statewide CDA Certificate of Participation Internext Group (Health Revenue)	5.38	4-1-2017	100,000	100,416
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2033	1,650,000	1,997,589
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2035	1,000,000	1,200,040
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2038	3,000,000	3,560,040
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,609,432

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25%	11-15-2035	$1,500,000	$1,799,595
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,777,395
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,825,200
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,550,000	1,644,969
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	350,000	372,572
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,006,030
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	1,944,672
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,044,274
California Statewide Community Devauth Student Housing CHF-Irvine LLC Refunding Bond (Housing Revenue)	5.00	5-15-2032	1,250,000	1,480,000
California Statewide Community Devauth Student Housing CHF-Irvine LLC Refunding Bond (Housing Revenue)	5.00	5-15-2040	1,500,000	1,737,450
California Various Purposes (GO Revenue)	4.00	9-1-2045	1,500,000	1,617,975
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,745,972
California Various Purposes (GO Revenue)	5.00	10-1-2029	7,000,000	7,952,910
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	6,114,645
California Various Purposes (GO Revenue)	5.00	6-1-2037	2,560,000	2,691,302
California Various Purposes (GO Revenue)	5.00	6-1-2037	1,655,000	1,735,930
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	5,842,100
California Various Purposes (GO Revenue)	5.00	9-1-2045	1,000,000	1,193,570
California Various Purposes (GO Revenue)	5.13	4-1-2033	6,735,000	7,297,777
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	6,012,300
California Various Purposes (GO Revenue)	5.25	10-1-2029	800,000	915,760
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	14,991,040
California Various Purposes (GO Revenue)	5.25	3-1-2038	2,300,000	2,482,804
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	10,126,917
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,832,768
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,863,070
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,458,197
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	26,916,467
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,689,091
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	1,021,557
Center California Unified School District CAB Series C (GO Revenue, National Insured) ¤	0.00	9-1-2021	5,000,000	4,478,600
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,186,050
Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00	8-1-2035	2,000,000	2,365,700
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	870,000	910,377
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,162,718
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	834,750
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,011,640
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2024	1,000,000	813,710
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2035	3,445,000	1,557,071
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,246,658
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	155,000	155,307
Compton CA Tax and RAN (GO Revenue)	2.20	6-1-2016	4,000,000	4,000,480
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,838,965

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75%	5-1-2022	$170,000	$203,159
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured)	5.75	8-1-2035	4,510,000	5,329,873
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,738,575
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	460,000	457,093
East Bay CA Municipal Utility District Water System Series B (Water & Sewer Revenue)	4.00	6-1-2045	2,160,000	2,346,365
El Dorado CA Irrigation District Revenue Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,369,120
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,721,925
Elsinore Valley CA Municipal Water District Financing Authority Refunding Bond Series A (Water & Sewer Revenue) %%	5.00	7-1-2027	2,500,000	3,167,950
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,754,795
Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,078,203
Evergreen CA School District Election of 2014 (GO Revenue)	4.00	8-1-2041	5,365,000	5,782,504
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,344,220
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	1,295,000	1,326,831
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,899,936
Foothill-Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	9,521,040
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	3,023,217
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,620,644
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,417,620
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGC Insured)	6.00	8-1-2027	1,000,000	1,170,510
Golden State Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	6-1-2040	22,100,000	25,695,449
Golden State Tobacco Securitization Enhanced Asset Backed Refunding Bond Series A (Tobacco Revenue)	5.00	6-1-2045	10,500,000	12,144,405
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	6,000,000	6,840,780
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured) %%	5.00	6-1-2036	1,270,000	1,515,389
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured) %%	5.00	6-1-2037	5,000,000	5,846,000
Imperial CA Irrigation District Electric Refunding Bond System Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,411,451
Imperial CA Irrigation District Electric Refunding Bond System Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,250,895
Imperial CA Irrigation District Electric Refunding Bond System Series C (Utilities Revenue)	5.00	11-1-2037	2,500,000	3,004,950
Imperial CA Irrigation District Electric Refunding Bond System Series C (Utilities Revenue)	5.00	11-1-2038	1,800,000	2,159,766
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,151,180
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,657,480
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	859,538
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	471,684
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2042	1,500,000	1,652,595
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,439,920
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	6,915,000	2,222,412

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00%	8-1-2034	$2,990,000	$958,415
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	3,034,483
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,746,120
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,875,754
Lake Elsinore CA Unified School TRAN Series A (Miscellaneous Revenue)	2.00	6-30-2016	4,000,000	4,017,160
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,312,340
Lodi CA Unified School District School Facility Election of 2006 (GO Revenue, AGM Insured)	5.00	8-1-2030	2,000,000	2,099,820
Long Beach CA Financing Authority Refunding Bond (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	490,000	503,774
Long Beach CA Unified School District CAB Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,530,000	1,766,140
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	996,380
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,620
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,318,524
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,573,451
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,443,050
Los Angeles CA Department of Water & Power System Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	14,654,383
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	45,000	49,308
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,345,914
Los Angeles County CA Public Works Financial Authority Series D (Lease Revenue)	4.00	12-1-2040	2,000,000	2,130,340
Los Angeles County CA Public Works Financial Authority Series D (Miscellaneous Revenue)	5.00	12-1-2045	7,400,000	8,613,378
Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2033	5,000	5,778
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,921,880
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,389,745
Merced CA City School District Election of 2014 (GO Revenue)	5.00	8-1-2045	1,000,000	1,177,760
Merced CA Community College School Facilities Improvement Project District #1 (GO Revenue, National Insured)	5.00	8-1-2031	1,635,000	1,660,081
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,694,600
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,070,523
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	1,905,475
Metropolitan Water District of Southern California Series A (Water & Sewer Revenue)	4.00	7-1-2045	3,855,000	4,190,231
Midpeninsula CA Regional Open Space District Series A (GO Revenue)	4.00	9-1-2040	1,815,000	1,983,142
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	4,065,495
Montclair CA PFA Lease Revenue Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,769,456
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,286,921
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,339,536
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95	9-1-2021	835,000	916,195
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	61,303
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,272,555

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Oakland CA Redevelopment Successor Refunding Subordinated Series TE (Tax Revenue, AGM Insured)	5.00%	9-1-2035	$2,545,000	$2,973,451
Oakland CA Redevelopment Successor Refunding Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	4,000,000	4,651,960
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50	8-1-2023	500,000	606,265
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,455,698
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	3,989,545
Orange County CA Community Facilities District #2015-1 Esencia Village Series A (Tax Revenue)	5.25	8-15-2045	2,000,000	2,302,340
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	2,006,999
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	2,008,074
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	180,000	180,886
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	502,655
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,398,611	1,500,793
Palomar CA Community College District Election of 2006 Series C (GO Revenue)	5.00	8-1-2044	15,120,000	17,848,555
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,297,800
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	385,000	407,241
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	1,640,000	1,732,988
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	4,830,000	4,840,385
Pioneer CA Union Elementary School District Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	1,635,000	1,688,187
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	1,994,300
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,481,652
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,205,721
Redding CA Joint Powers Financing Authority Election System Series A (Utilities Revenue)	5.00	6-1-2032	440,000	521,466
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,114,006
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,471,939
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	5,000,000	5,631,100
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,652,900
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	7,488,600
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,526,214
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,278,076
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,204,880
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,146,878
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,135,000	2,335,263
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,534,663
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,427,528
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,183,180
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,268,270
San Bernardino CA Community Election of 2008 Series D (GO Revenue)	5.00	8-1-2045	2,000,000	2,351,940

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Bernardino City CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00%	8-1-2040	$8,000,000	$9,304,960
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,900,360
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,831,922
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,622,720
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2040	1,000,000	1,128,260
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2046	1,200,000	1,347,408
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,857,200
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,128,200
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	3,956,542
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	745,294
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,064,272
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	651,027
San Diego CA Unified School District Election of 2012 Series F (GO Revenue)	5.00	7-1-2045	14,370,000	16,994,249
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,368,190
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.50	8-1-2016	250,000	253,173
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,789,975
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	3,000,000	3,507,420
San Gorgonio CA Memorial Healthcare (GO Revenue)	5.00	8-1-2032	1,750,000	2,013,270
San Gorgonio CA Memorial Healthcare (GO Revenue)	5.50	8-1-2028	2,525,000	3,105,245
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO Revenue)	5.63	8-1-2038	5,000,000	5,087,100
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO Revenue)	7.10	8-1-2033	3,000,000	3,258,030
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2033	3,195,000	3,851,061
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	3,973,458
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	2,040,000	2,048,262
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,945,977
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	1,001,215
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,124,024
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,602,452
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,725,000	2,010,591
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,549,638
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,605,903
San Mateo CA Foster City School District Election of 2015 Series A (GO Revenue)	4.00	8-1-2045	3,215,000	3,477,633
San Rafael CA City High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,079,077
San Rafael CA Elementary School District Election of 2015 Series A (GO Revenue)	4.00	8-1-2041	2,000,000	2,167,500
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	1,710,000	1,892,850

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00%	9-1-2022	$2,000,000	$2,398,380
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2038	15,000,000	6,558,150
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,443,875
Santa Rosa CA High School District (GO Revenue)	5.00	8-1-2024	1,005,000	1,211,457
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2028	1,000,000	1,170,080
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2032	1,500,000	1,707,210
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2037	1,750,000	1,955,923
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,209,454
Sonoma CA Community Development Agency Successor Agency Tax Allocation Sonoma Redevelopment Project (Tax Revenue, National Insured)	5.00	6-1-2033	1,325,000	1,582,607
Sonoma Valley CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGC Insured)	6.50	8-1-2028	3,000,000	3,014,820
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	718,692
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	500,000	565,420
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,220,640
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,391,698
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,179,201
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	4,086,144
Sweetwater CA Union High School District Refunding Bond (GO Revenue)	4.00	8-1-2042	10,000,000	10,626,600
Sweetwater CA Union High School District Refunding Bond (GO Revenue)	5.00	8-1-2036	2,500,000	2,986,425
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,385,156
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGC Insured)	6.25	10-1-2033	1,000,000	1,123,350
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGC Insured)	5.25	4-1-2027	3,000,000	3,260,430
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,750,440
Turlock CA Irrigation District Revenue Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,301,900
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2040	750,000	823,778
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2045	1,000,000	1,096,710
Union City CA Community RDA (Tax Revenue, AGC Insured)	5.25	10-1-2033	8,000,000	9,486,560
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2035	1,250,000	1,486,038
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2036	1,000,000	1,184,230
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,332,820
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,683,595
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,974,900
Vacaville CA Unified School District (Miscellaneous Revenue, AGC Insured)	6.50	12-1-2034	1,260,000	1,451,268
Vallejo CA Unified School District Refunding Bond Series A (GO Revenue, National Insured)	5.90	2-1-2017	1,000,000	1,041,630
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,186,040
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	5,025,540
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,679,425
Washington Township Health Care District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,827,750
Washington Township Health Care District Series A (Health Revenue)	5.00	7-1-2026	1,190,000	1,392,502

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
California (continued)
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)		5.25%	8-1-2024	$1,350,000	$1,623,942
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)		6.00	8-1-2027	1,080,000	1,501,816
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤		0.00	8-1-2021	6,000,000	5,449,680
Wiseburn CA School District CAB (GO Revenue, AGC Insured) ¤		0.00	8-1-2027	1,525,000	1,105,457
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤		0.00	9-1-2019	2,010,000	1,782,971
					1,025,996,885

Guam : 0.54%
Guam Government Business Privilege Tax Series A (Tax Revenue)		5.00	1-1-2031	1,000,000	1,118,300
Guam Government Waterworks Authority (Water & Sewer Revenue)		5.00	1-1-2046	2,500,000	2,836,675
Guam Government Waterworks Authority (Water & Sewer Revenue)		5.25	7-1-2033	1,500,000	1,734,225
					5,689,200

Illinois : 0.54%
Illinois (GO Revenue, AGM Insured)		5.00	2-1-2027	5,000,000	5,680,150

New York : 0.16%
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø		0.46	11-1-2022	500,000	500,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø		0.58	8-1-2031	1,225,000	1,225,000
					1,725,000

Texas : 0.14%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø		0.55	12-1-2039	1,500,000	1,500,000

Virgin Islands : 0.43%
Virgin Islands PFA Matching Fund Revenue Bonds Senior Lien (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2029	4,000,000	4,543,480

Total Municipal Obligations (Cost $950,733,203)					1,045,134,715

Other : 0.23%
Nuveen California AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§		0.76	7-1-2018	2,500,000	2,486,250

Total Other (Cost $2,500,000)					2,486,250

		Yield		Shares
Short-Term Investments : 0.31%
Investment Companies : 0.31%
Wells Fargo California Municipal Money Market Fund Institutional Class ##(l)(u)		0.14		3,264,241	3,264,241

Total Short-Term Investments (Cost $3,264,241)					3,264,241

Total investments in securities (Cost $956,497,444)*	99.38%				1,050,885,206
Other assets and liabilities, net	0.62				6,518,817

Total net assets	100.00%				$1,057,404,023

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo California Tax-Free Fund

%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $956,592,003 and unrealized gains (losses) consists of:

Gross unrealized gains	$94,443,795
Gross unrealized losses	(150,592)

Net unrealized gains	$94,293,203

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Swiss franc
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes

10

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,045,134,715	$0	$1,045,134,715
Other	0	2,486,250	0	2,486,250
Short-term investments
Investment companies	3,264,241	0	0	3,264,241

Total assets	$3,264,241	$1,047,620,965	$0	$1,050,885,206

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.27%
Arizona : 1.11%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,147,600

California : 2.39%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,173,330
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,304,285
				2,477,615

Colorado : 89.91%
Adams County CO Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-1-2034	500,000	590,715
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,208,640
Arapahoe County CO Centennial 25 Metropolitan District (GO Revenue)	6.38	12-1-2016	70,000	70,148
Arapahoe County CO Copperleaf Metropolitan District (GO Revenue)	5.75	12-1-2045	500,000	526,430
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	529,265
Arvada CO Jefferson Center Metropolitan District (Tax Revenue)	4.75	12-1-2026	1,000,000	1,022,840
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	658,806
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,272,360
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	2,054,720
Aurora CO Eagle Bend Metropolitan District No. 2 Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured) %%	5.00	12-1-2037	1,000,000	1,170,700
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,049,660
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2032	150,000	163,403
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	847,387
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,334,720
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,088,990
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,181,120
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,184,390
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	643,394
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	425,000	426,917
Colorado ECFA Charter School Ben Franklin Academy Project (Education Revenue) %%	5.00	7-1-2036	750,000	843,135
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	855,000	858,275
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,144,435
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,275,316
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	529,830
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project Series 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	523,850
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	637,902

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	4.00%	12-15-2025	$535,000	$542,292
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	605,794
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,417,799
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	2,034,562
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,879,543
Colorado ECFA Twin Peaks Charter Academy (Education Revenue)	6.75	11-15-2028	750,000	862,650
Colorado Fort Lewis College Board of Trustees Series B (Education Revenue)	5.00	10-1-2036	1,735,000	2,073,186
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2027	1,000,000	1,027,620
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2035	1,000,000	1,027,620
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,121,240
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,152,380
Colorado Health Facilities Authority Deutsche Bank SPEAR/LIFER Trust Series 1131 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.46	12-1-2042	2,185,000	2,185,000
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,098,600
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,203,100
Colorado Health Facilities Authority Sunny Vista Living Center Series A (Health Revenue) 144A	5.00	12-1-2025	670,000	681,779
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	552,265
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,295,808
Colorado Park Creek Metropolitan District Refunding Bonds Series A (Tax Revenue)	5.00	12-1-2045	500,000	559,730
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,256,140
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,864,100
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,065,620
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,195,750
Colorado Springs CO Utilities System Improvement Revenue Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,517,470
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	900,000	902,682
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,424,175
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,370,900
Denver CO City & County Excise Tax Series A (Tax Revenue, AGC Insured)	6.00	9-1-2021	2,000,000	2,333,820
Denver CO City & County Refunding and Improvement Bonds Series A (Tax Revenue) %%	5.00	8-1-2044	500,000	592,065
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,222,244
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2035	1,000,000	1,172,800
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2045	1,200,000	1,374,624
Douglas County CO Stonegate Village Metropolitan District (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2045	525,000	595,802
Eagle County CO Eagle River Water and Sanitation District (GO Revenue)	5.00	12-1-2045	1,360,000	1,595,810

2

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00%	11-15-2032	$750,000	$904,470
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,528,155
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,350,000	1,445,445
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,421,645
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	798,441
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,029,630
Longmont CO Certificates of Participation Series 2014 (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,157,530
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	105,000	109,765
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	343,678
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	2,000,000	2,390,900
Tender Option Bond Trust Receipts for Colorado HCFR Series XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.54	1-1-2045	2,360,000	2,360,000
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B (Tax Revenue)	5.00	12-1-2034	1,375,000	1,583,450
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,172,910
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,304,260
Weld County CO Eaton Area Park and Recreation District Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,144,531
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,355,460
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	592,650
				93,285,238

Guam : 2.71%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,118,300
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	556,390
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	1-1-2046	1,000,000	1,134,670
				2,809,360

Maryland : 0.45%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	255,748
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	215,008
				470,756

Pennsylvania : 1.61%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	549,555
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)	5.00	7-1-2032	1,000,000	1,118,600
				1,668,155

Virgin Islands : 1.09%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	1,000,000	1,135,867

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name				Value
Total Municipal Obligations (Cost $95,586,281)				$102,994,591

		Yield	Shares
Short-Term Investments : 1.83%
Investment Companies : 1.83%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)##		0.15%	1,905,257	1,905,257

Total Short-Term Investments (Cost $1,905,257)				1,905,257

Total investments in securities (Cost $97,491,538)*	101.10%			104,899,848
Other assets and liabilities, net	(1.10)			(1,144,651)

Total net assets	100.00%			$103,755,197

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $97,491,257 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,425,543
Gross unrealized losses	(16,952)

Net unrealized gains	$7,408,591

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SPEAR	Short Puttable Exempt Adjustable Receipts

4

Wells Fargo Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$102,994,591	$0	$102,994,591
Short-term investments
Investment companies	1,905,257	0	0	1,905,257

Total assets	$1,905,257	$102,994,591	$0	$104,899,848

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 2.09%
iShares iBoxx $ High Yield Corporate Bond ETF «			33,000	$2,695,770

Total Exchange-Traded Funds (Cost $2,681,153)				2,695,770

Security name	Interest rate	Maturity date	Principal
Municipal Obligations : 91.08%
Alabama : 1.22%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	1,000,440
Jefferson County AL Sewer Revenue Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	576,684
				1,577,124

Arizona : 1.66%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	271,813
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	180,000	194,353
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	563,465
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	489,675
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	580,000	624,538
				2,143,844

California : 3.90%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	578,285
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	100,000	102,251
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	300,710
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,101,060
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,089,210
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,006,030
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	499,415
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	241,011
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	109,356
				5,027,328

Colorado : 4.64%
Arapahoe County CO Copperleaf Metropolitan District (GO Revenue)	5.75	12-1-2045	500,000	526,430
Arvada CO Jefferson Center Metropolitan District (Tax Revenue)	4.75	12-1-2026	1,280,000	1,309,235
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	500,000	352,710
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	539,920
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	868,207
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	514,283
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,750,000	1,873,725
				5,984,510

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.78%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00%	9-1-2045	$1,000,000	$1,011,800

District of Columbia : 0.34%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	437,197

Florida : 4.46%
Crossings At Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,000,000	1,019,370
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	291,340
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,468
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	1,029,020
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.45	7-1-2027	2,150,000	2,150,000
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	1,000,000	1,009,830
				5,750,028

Georgia : 1.13%
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	897,704
Georgia Road & Tollway Authority Toll Revenue Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	562,420
				1,460,124

Guam : 0.24%
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	306,400

Idaho : 0.37%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	210,702
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	268,128
				478,830

Illinois : 14.64%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	500,000	353,210
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2024	1,000,000	667,100
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	315,015
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	1,000,000	516,630
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.29	3-1-2032	1,000,000	933,580
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	250,780
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00	1-1-2031	1,000,000	1,135,120
Chicago IL O’Hare International Airport Revenue Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	176,831
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2032	1,500,000	1,618,935
Chicago IL Sales Tax Revenue Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	1,043,540
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	300,402
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	500,000	510,005
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	707,686

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00%	12-1-2044	$1,000,000	$1,131,210
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	600,000	608,628
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	500,000	504,190
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	1,080,000	736,808
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	2,104,380
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	250,000	283,985
Illinois (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	615,909
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A (Education Revenue) 144A	5.25	12-1-2025	800,000	813,288
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	725,000	793,708
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	726,301
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	573,335
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	706,330
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	440,683
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	83,291
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	250,000	238,275
				18,889,155

Indiana : 2.04%
Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,222,738
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	250,000	285,565
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,122,720
				2,631,023

Iowa : 0.78%
Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	1,000,000	1,000,610

Kansas : 1.88%
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4—Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,400,000	1,434,303
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	995,820
				2,430,123

Kentucky : 1.65%
Kentucky EDFA Refunding Bond Rosedale Green Project (Health Revenue)	5.50	11-15-2035	1,000,000	1,023,940
Kentucky EDFA Senior Revenue Bonds Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	1-1-2045	1,000,000	1,103,090
				2,127,030

Maryland : 0.79%
Prince Georges County MD Charter School Chesapeake Lighthouse Obligated Group Series A (Education Revenue) 144A	6.90	8-1-2041	1,000,000	1,020,270

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 9.72%
Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88%	10-1-2023	$500,000	$507,530
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	275,000	299,167
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	225,840
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	127,041
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	12,485
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	580,000	339,938
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	1,001,280
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	251,155
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,076,020
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,168,742
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,128,020
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,105,870
Michigan Finance Authority Refunding Notes Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,000,000	1,105,890
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	291,858
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	961,581
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,412
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	160,004
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	322,500	341,286
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	1,000,000	1,022,310
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	250,910
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	960,000	938,467
				12,540,806

Minnesota : 1.49%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A (Education Revenue)	5.25	7-1-2037	240,000	254,038
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40	7-1-2025	160,000	167,192
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.75	7-1-2028	500,000	524,780
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	207,150
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	348,859
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	416,708
				1,918,727

Mississippi : 1.55%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.60	2-1-2022	2,000,000	2,000,000

Missouri : 0.78%
Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	985,000	1,004,444

Nevada : 2.33%
Clark County NV Department of Aviation Subordinated Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.37	7-1-2029	3,000,000	3,000,000

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 4.14%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25%	11-1-2030	$200,000	$225,836
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	275,930
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	1,000,000	1,070,370
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	1,000,000	474,750
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,197,560
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,102,000
				5,346,446

New York : 9.02%
Build NYC Resource Corporation New York Revenue Bond Albert Einstein School of Medicine Project (Education Revenue) 144A	5.50	9-1-2045	1,000,000	1,111,970
Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	890,000	897,467
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,124,890
Monroe County NY Industrial Development Agency Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	0.65	7-1-2027	2,910,000	2,910,000
New York NY American Airlines John F. Kennedy International Airport IDA (Industrial Development Revenue, American Airlines Guaranty Agreement)	7.63	8-1-2025	300,000	309,777
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.46	6-15-2032	3,000,000	3,000,000
New York NY Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.46	11-1-2026	1,000,000	1,000,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	1,000,000	1,000,100
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	277,310
				11,631,514

North Carolina : 1.25%
North Carolina Department of Transportation Private Activity Bond AMT-I-77 Hot Lanes Project (Transportation Revenue)	5.00	6-30-2054	1,500,000	1,608,930

Ohio : 2.09%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	539,375
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	1,036,350
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,125,180
				2,700,905

Oklahoma : 0.56%
Cherokee Nation of Oklahoma Health Care System Series 2006 (Health Revenue, ACA Insured) 144A	4.60	12-1-2021	715,000	725,039

Oregon : 0.83%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	455,000	490,991
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	583,402
				1,074,393

Pennsylvania : 4.03%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	175,000	186,198
Chester County PA Health and Education Facilities Immaculata University Project (Education Revenue)	5.50	10-15-2025	1,000,000	1,021,210

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00%	7-1-2029	$500,000	$549,555
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2026	1,655,000	1,964,320
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	425,250
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2031	1,000,000	1,059,440
				5,205,973

Puerto Rico : 2.14%
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	700,000	723,100
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2016	50,000	50,298
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,000,000	943,010
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	525,000	538,435
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	1,175,000	139,531
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	211,577
Puerto Rico Series PA-650 (Tax Revenue, National Insured)	6.00	7-1-2016	150,000	151,313
				2,757,264

South Carolina : 0.88%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	125,584
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	30,000	31,440
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	215,000	231,966
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	185,000	196,537
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	555,945
				1,141,472

Texas : 3.66%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	339,498
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	225,000	231,858
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	1,000,000	1,054,050
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.55	4-1-2040	1,500,000	1,500,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	1,000,000	1,107,820
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	238,254
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	251,020
				4,722,500

Utah : 0.78%
Utah Finance Authority Charter School Revenue Spectrum Academy Project (Education Revenue) 144A	5.00	4-15-2030	1,000,000	1,011,630

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Virginia : 1.33%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B (Miscellaneous Revenue)		6.50%	8-1-2028	$1,640,000	$1,711,963

Washington : 1.00%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)		5.25	12-1-2025	250,000	274,953
Washington Housing Finance Commission Nonprofit Housing Revenue Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A		4.38	1-1-2021	1,000,000	1,014,540
					1,289,493

West Virginia : 0.22%
West Virginia Hospital Finance Authority (Health Revenue)		6.25	10-1-2023	270,000	285,239

Wisconsin : 2.35%
Wisconsin Center District Refunding Bond Junior Dedicated Series A (Tax Revenue)		5.00	12-15-2028	1,000,000	1,140,400
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)		4.13	10-1-2024	325,000	335,667
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)		5.00	7-1-2024	500,000	543,230
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A		5.63	7-1-2045	1,000,000	1,011,760
					3,031,057

Wyoming : 0.41%
Sweetwater County WY Solid Waste Disposal Refunding Bond FMC Corporation Project (Industrial Development Revenue)		5.60	12-1-2035	525,000	526,895

Total Municipal Obligations (Cost $113,430,676)					117,510,086

		Yield		Shares
Short-Term Investments : 6.47%
Investment Companies : 6.39%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43		2,580,750	2,580,750
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)		0.15		5,664,159	5,664,159
					8,244,909

				Principal
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill (z)#		0.19	6-16-2016	$100,000	99,959

Total Short-Term Investments (Cost $8,344,840)					8,344,868

Total investments in securities (Cost $124,456,669)*	99.64%				128,550,724
Other assets and liabilities, net	0.36				460,471

Total net assets	100.00%				$129,011,195

«	All or a portion of this security is on loan.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $124,456,669 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,316,268
Gross unrealized losses	(222,213)

Net unrealized gains	$4,094,055

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

8

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,695,770	$0	$0	$2,695,770
Municipal obligations	0	117,510,086	0	117,510,086
Short-term investments
Investment companies	5,664,159	0	0	5,664,159
U.S. Treasury securities	99,959	0	0	99,959
Investments measured at net asset value*				2,580,750

Total assets	$8,459,888	$117,510,086	$0	$128,550,724

Liabilities
Futures contracts	$9,688	$0	$0	$9,688

Total liabilities	$9,688	$0	$0	$9,688

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,580,750 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended March 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2016	Unrealized losses
6-21-2016	JPMorgan	10 Short	U.S. Treasury Bonds	$1,644,375	$(13,771)

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.34%
Alabama : 0.25%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,826,199
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	3,325,000	3,542,987
				6,369,186

Alaska : 0.18%
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,430,030
Valdez AK Marine Terminal BP Pipelines Project Series 2003B (Industrial Development Revenue)	5.00	1-1-2021	1,000,000	1,142,580
				4,572,610

Arizona : 1.27%
Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,756,467
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,484,970
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	913,280
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,166,790
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,791,008
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2024	1,575,000	1,868,092
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2025	1,270,000	1,493,571
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.00	7-1-2027	420,000	513,034
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.50	7-1-2029	960,000	1,208,563
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,710,100
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	775,000	764,561
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	4,915,800
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	542,129
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	837,781
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,284,330
				32,250,476

California : 10.29%
Acalanes CA Union High School District Refunding Bonds (GO Revenue) %%	5.00	8-1-2017	2,070,000	2,184,864
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,570,000	5,377,055
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,918,950
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.65	4-1-2036	20,000,000	19,748,000
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,791,200
California (GO Revenue)	5.25	3-1-2030	1,440,000	1,664,856
California (GO Revenue)	6.00	3-1-2033	2,510,000	2,981,253
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,931,415
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.58	8-1-2027	14,975,000	14,975,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,990,000	2,150,533
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,194,785
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,214,790

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00%	12-1-2030	$12,110,000	$14,680,105
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,202,805
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,500,880
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	9,239,810
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,427,580
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	959,893
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,309,560
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2019	1,490,000	1,678,038
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2020	2,000,000	2,315,460
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,546,070
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	7,500,000	5,840,625
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,960,940
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,441,410
Merrill Lynch PFOTER Series PT-4211 (GO Revenue, Dexia Credit Local SPA) 144Aø	0.58	2-1-2025	6,115,000	6,115,000
New Haven CA Unified School District CAB Project (GO Revenue, AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,053,873
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.13	7-1-2027	10,000,000	9,044,800
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,837,062
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,423,395
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	2,006,385
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,475,373
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,445,200
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,408,240
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,257,981
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,936,582
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,599,900
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,765,021
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,685,320
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	3,115,044
Rio Hondo CA Community College District (GO Revenue) ¤	0.00	8-1-2030	2,315,000	1,431,874
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,289,800
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,301,567
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,739,379
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	621,355
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,235,140
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50	7-1-2027	5,000,000	6,680,600
San Gorgonio CA Memorial Healthcare District (GO Revenue)	7.00	8-1-2029	2,000,000	2,169,380
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	6,110,000	6,134,746
San Jose CA MFHR Casa Del Pueblo Apartments Project Series D (Housing Revenue) ±	0.95	12-1-2017	10,000,000	9,997,400
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,546,990
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	583,025
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	576,600

2

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00%	7-1-2024	$5,000,000	$5,725,300
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,225,540
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,496,398
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,555,876
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,879,965
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	12,170,638
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	18,149,073
University of California Prerefunded Series Q (Education Revenue)	5.25	5-15-2024	2,090,000	2,219,183
University of California Unrefunded Series Q (Education Revenue)	5.25	5-15-2024	65,000	69,059
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	303,099
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	480,969
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,006,613
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,359,085
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	272,685
West Contra Costa CA University (GO Revenue, AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,496,416
				261,122,808

Colorado : 0.31%
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	4.00	12-1-2018	500,000	539,275
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	5.00	12-1-2021	830,000	990,090
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	400,000	416,604
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	5,000,000	5,977,250
				7,923,219

Connecticut : 1.77%
Connecticut Health & HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	10,000,000	10,095,500
Connecticut Series A (Miscellaneous Revenue) ±	1.25	3-1-2022	3,000,000	2,956,050
Connecticut Series A (Miscellaneous Revenue) ±	1.30	3-1-2023	3,000,000	2,939,580
Connecticut Series A (Miscellaneous Revenue) ±	1.35	3-1-2024	5,640,000	5,472,492
Connecticut Series A (Miscellaneous Revenue) ±	1.50	4-15-2019	2,300,000	2,314,743
Connecticut Series A (Miscellaneous Revenue) ±	1.65	4-15-2020	3,300,000	3,335,640
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2028	2,000,000	2,460,320
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2030	1,000,000	1,217,150
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,340,741
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,353,943
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2021	1,000,000	1,167,340
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,187,290
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,535,426
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,214,510
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2028	1,265,000	1,513,155
Hartford CT Series C (GO Revenue, AGM Insured)	5.00	7-15-2022	2,320,000	2,750,569
				44,854,449

Delaware : 0.08%
Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	2,027,900

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.58%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00%	12-1-2023	$1,000,000	$1,198,700
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,311,472
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,075,101
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,621,695
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,568,473
				14,775,441

Florida : 5.73%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,540,215
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	6,148,300
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,307,853
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,660,134
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	3,028,150
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2029	5,000,000	6,017,300
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2023	3,910,000	4,812,076
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2025	4,950,000	6,231,654
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	1,855,000	1,943,873
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,089,740
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,500,225
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,766,482
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,016,740
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,046,080
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,067,860
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,461,179
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,000,000
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,774,127
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	4,010,112
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,776,863
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.68	9-25-2024	12,705,000	12,705,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.68	5-1-2037	25,000,000	25,000,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,568,350
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,845,816
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	840,630
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,255,679
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,329,370
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,015,210
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.66	8-1-2029	10,000,000	10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,691,530

4

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50%	10-1-2024	$2,500,000	$2,617,300
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,034,062
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	946,062
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,264,527
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	2,049,669
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	978,334
				145,340,502

Georgia : 0.65%
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	1,000,000	1,023,940
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,657,975
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,667,700
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,194,250
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	2,000,000	2,045,160
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,861,002
				16,450,027

Guam : 0.43%
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,232,842
Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00	1-1-2020	1,215,000	1,371,844
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,153,340
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	400,726
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,890,375
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,179,340
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,784,355
				11,012,822

Illinois : 17.54%
Bolingbrook, Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	769,834
Champaign & Coles Counties IL Community College District # 505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,090,922
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,000,000	787,920
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	11,800,000	8,838,672
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	2,129,501
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,380,964
Chicago IL Board of Education School Reform Series A (GO Revenue, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,690,493
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.12	3-1-2036	10,000,000	8,324,600
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2021	7,760,000	7,770,554
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,208,400
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	2,498,190
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	5,000,000	4,266,400
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,132,893
Chicago IL CAB Series A (GO Revenue, National Insured)	5.44	1-1-2018	1,725,000	1,748,529
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,925,275

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13%	1-1-2030	$2,610,000	$3,064,897
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,898,081
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	10,295,092
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	9,507,440
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,057,710
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGC Insured)	5.25	1-1-2025	4,075,000	4,636,494
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	808,706
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,000,000	2,120,680
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,203,623
Chicago IL Park District Series C (GO Revenue)	5.00	1-1-2022	1,515,000	1,707,966
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,692,756
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	654,692
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	5,815,859
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,355,680
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,263,597
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2019	2,500,000	2,552,275
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	755,693
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	983,610
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	3,820,000	3,913,361
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,475,000	4,564,545
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,750,000	1,748,338
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,750,000	4,886,373
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2023	2,500,000	1,718,600
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,514,828
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,746,804
Chicago IL Series C (GO Revenue)	5.00	1-1-2026	5,000,000	4,961,550
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	17,188,808
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	365,000	372,158
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	500,000	532,345
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGC Insured)	6.00	6-1-2024	2,000,000	2,268,500
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,920,788
Chicago IL Unrefunded Balance (GO Revenue, AGM Insured)	5.00	1-1-2024	35,000	35,329
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,516,036
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,188,098
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,243,400
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,104,570
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,099,570
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,097,440
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,028,760
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	1,983,635
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,314,078
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	500,000	560,115
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,231,600
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,310,680
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,638,434
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	5,000,000	5,449,700
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,098,680
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,083,800
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,449,413
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,482,283

6

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook County IL Community College District #508 (GO Revenue)	5.25%	12-1-2028	$1,250,000	$1,425,213
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,395,790
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,603,328
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	8,080,781
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,533,862
Cook County IL Series A (GO Revenue)	5.25	11-15-2024	2,200,000	2,447,654
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	686,538
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,340,000	1,509,791
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,451,834
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,731,530
DuPage, Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	3,154,189
DuPage County IL High School District (GO Revenue, AGM Insured)	5.00	1-1-2021	1,000,000	1,032,100
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,093,780
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,137,105
Huntley IL Special Service Area # 9 (Tax Revenue, AGC Insured)	4.60	3-1-2017	325,000	330,382
Illinois (GO Revenue)	4.75	4-1-2020	2,650,000	2,776,458
Illinois (GO Revenue, AGM Insured)	5.00	9-1-2016	585,000	587,246
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,672,460
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,368,017
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,619,400
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	1,000,000	1,093,120
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,732,500
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	2,300,000	2,606,337
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,308,431
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,730,954
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	3,920,000	4,248,692
Illinois Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.63	1-1-2017	31,650,000	31,650,000
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,595,850
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,142,174
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,497,993
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	10,324,865
Illinois Sales Tax Revenue Build Illinois (Tax Revenue)	5.00	6-15-2029	1,000,000	1,136,260
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	496,010
Illinois Series A (GO Revenue)	5.00	4-1-2023	4,500,000	5,049,450
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,866,675
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	11,419,325
Illinois Series B (Tax Revenue)	5.00	6-15-2018	175,000	190,855
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,830,625
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,562,960
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,385,170
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	4,702,871
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,967,180
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,210,304
Illinois Unrefunded Balance Series B (Tax Revenue)	5.00	6-15-2018	825,000	897,452
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO Revenue)	4.50	1-1-2024	1,170,000	1,383,174
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO Revenue)	4.50	1-1-2024	3,100,000	3,549,717
Kane, McHenry, Cook & DeKalb Counties IL Unified School District (GO Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,066,500
Kendall, Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00	2-1-2023	1,000,000	1,154,980
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,357,840
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,634,416
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,917,251
Northern Illinois University Board of Trustees Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,099,210

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00%	9-1-2022	$1,325,000	$1,533,833
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,180,060
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,655,603
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,743,028
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,621,979
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2017	455,000	511,270
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	637,822
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,627,338
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,257,780
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,121,660
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,303,242
				444,830,831

Indiana : 2.51%
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,040,760
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,359,283
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,729,839
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,829,836
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	614,454
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	5,104,980
Indiana Finance Authority Southern Indiana Gas & Electric Company Project Series D (Utilities Revenue) ±	1.95	3-1-2024	4,000,000	4,040,480
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,503,440
Indiana Finance Authority Wastewater Utilities Revenue Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,229,425
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,765,985
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.48	11-15-2031	15,000,000	15,010,350
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	955,670
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2028	1,000,000	1,246,460
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2029	735,000	911,768
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,686,768
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,218,960
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,863,950
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,401,420
Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60	11-1-2016	5,900,000	6,053,046
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	315,000	325,001
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,055,888
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	743,643
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	819,750
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	284,949
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	787,486
University of Southern Indiana Student Fee Series J (Education Revenue, AGC Insured)	5.00	10-1-2019	1,000,000	1,127,470

8

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue)	5.00%	7-15-2024	$750,000	$927,570
				63,638,631

Iowa : 0.36%
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,197,760
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,810,012
				9,007,772

Kansas : 0.24%
Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00	4-1-2030	2,650,000	3,098,513
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,526,603
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4—Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,180,000	1,362,596
				5,987,712

Kentucky : 0.52%
Kentucky EDFA Series B2 (Health Revenue) ±	1.20	2-1-2046	1,250,000	1,234,063
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	881,860
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,341,048
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,512,203
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	701,536
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	807,464
University of Kentucky Certificate of Participation Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	3,580,246	3,705,160
				13,183,334

Louisiana : 2.18%
Bossier City LA Utilities Revenue (Water & Sewer Revenue)	5.00	10-1-2037	2,000,000	2,312,760
Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,842,870
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,124,190
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,165,150
Louisiana Local Government Environmental Facilities & CDA Trinity Properties (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,210,000	1,211,174
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	100,943
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	156,321
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	56,913
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,439,040
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2027	2,700,000	3,264,003
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,881,310
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,215,539
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,202,551
New Orleans LA Public Improvement Series A (GO Revenue, AGC Insured)	5.00	12-1-2016	1,365,000	1,404,012

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
New Orleans LA Sewer Service (Water & Sewer Revenue, AGC Insured)	5.50%	6-1-2016	$690,000	$695,865
New Orleans LA Sewer Service (GO Revenue, FGIC Insured)	5.50	12-1-2016	1,350,000	1,393,065
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,822,249
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.60	11-1-2040	25,000,000	25,000,000
				55,287,955

Maryland : 1.25%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	544,145
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.12	5-15-2038	3,900,000	3,899,337
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,887,750
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	17,823,600
Maryland Series C (GO Revenue)	5.00	8-1-2022	2,975,000	3,654,282
				31,809,114

Massachusetts : 1.95%
Boston MA Series A (GO Revenue)	5.00	4-1-2026	5,790,000	7,371,539
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,300,400
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,230,479
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,157,741
Massachusetts Development Finance Agency MFHR RTH Restoration Housing Limited Partnership (Housing Revenue, Bank of America NA LOC)	1.05	11-1-2017	2,300,000	2,300,966
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	737,588
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,154,980
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,069,660
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,176,543
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	1.28	7-1-2038	14,000,000	13,998,180
Massachusetts Housing Finance Agency Multifamily Conduit Wood Ridge Homes Project Series A (Housing Revenue) ±	1.05	12-1-2017	9,000,000	9,008,190
				49,506,266

Michigan : 3.79%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	2,755,000	2,843,160
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2018	3,000,000	3,249,090
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2019	1,500,000	1,662,315
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2020	2,700,000	3,042,036
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,129,023
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,303,278
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	2,006,875
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	190,000	192,352
Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,334,476
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,103,050
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,991,710
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,991,710
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,191,090
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	2,882,000
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,544,816
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	470,852
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	914,528

10

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00%	2-1-2022	$2,540,000	$2,551,735
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,302,378
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,193,120
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,889,160
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,127,658
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,259,120
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,256,440
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	710,000	724,953
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	100,229
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,104,821
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	605,000	606,022
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)	6.25	10-1-2023	815,000	407,443
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,957,974
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,756,565
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,455,874
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,985,710
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,708,866
Southfield MI Public Schools (GO Revenue, National Qualified School Board Loan Fund Insured)	4.38	5-1-2025	4,000,000	4,142,880
Western MI University (Education Revenue)	5.25	11-15-2027	600,000	729,054
Western MI University (Education Revenue)	5.25	11-15-2029	1,000,000	1,198,580
Western MI University (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	878,115
Western Townships MI Utilities Authority (GO Revenue)	5.00	1-1-2017	1,500,000	1,546,425
Wyandotte MI Series A (Utilities Revenue, AGC Insured)	4.00	10-1-2016	500,000	508,640
				96,244,123

Minnesota : 0.30%
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,706,818
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,759,675
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	200,000	201,422
				7,667,915

Mississippi : 0.56%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2020	1,000,000	1,138,940
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,496,504
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,526,800
				14,162,244

Missouri : 0.30%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,134,732

11

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00%	11-1-2025	$475,000	$501,097
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	465,000	479,015
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,749,045
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,159,840
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	477,868
				7,501,597

Nebraska : 0.13%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,150,490
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	559,280
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,467,852
				3,177,622

Nevada : 1.14%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,281,968
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,129,858
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,033,750
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	5,167,075
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,230,093
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	553,415
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,379,856
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	760,000	791,890
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	640,000	674,112
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	825,000	877,190
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	207,256
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,597,492
				28,923,955

New Hampshire : 0.09%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80	7-1-2028	2,150,000	2,339,501

New Jersey : 4.63%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,659,400
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	970,502
New Jersey EDA Cigarette Tax Refunding Bonds (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,763,425
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,360,614
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.00	3-1-2028	15,000,000	13,361,700
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	15,035,000	16,392,811
New Jersey EDA School Facilities Construction Refunding Bond Series PP (Miscellaneous Revenue)	5.00	6-15-2026	8,380,000	9,198,223
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,309,385
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2016	500,000	503,575
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	12-1-2016	2,100,000	2,157,078

12

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00%	6-1-2017	$2,000,000	$2,084,820
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,868,875
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	160,000	162,245
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,183,676
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,365,520
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	12-15-2020	1,305,000	1,446,684
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2024	1,695,000	1,854,516
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,500,000	2,746,950
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.47	12-15-2022	19,925,000	19,925,000
New Jersey TTFA Unrefunded Balance (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,805,380
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,893,685
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,103,446
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,219,575
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,184,530
				117,521,615

New Mexico : 0.67%
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,244,730
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	10,859,784
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2029	1,000,000	1,166,990
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,240,000	1,277,609
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	475,000	507,794
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.04	11-1-2039	2,000,000	1,978,180
				17,035,087

New York : 10.50%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	3,059,701
Liberty Development Corporation New York Series 1251 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.43	10-1-2035	7,914,000	7,914,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,300,107
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,775,589
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	6,304,750
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,917,291
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	10,433,492
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,600,340
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,396,060
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2025	2,490,000	3,134,039
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,942,646

13

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00%	1-15-2022	$790,000	$906,193
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	751,012
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,063,203
Monroe County NY Industrial Development Corporation Revenue St. John Fisher College Project Series A (Education Revenue)	5.00	6-1-2020	2,125,000	2,400,825
Nassau County NY TAN Series A (GO Revenue)	2.00	9-15-2016	5,000,000	5,030,200
Nassau County NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	428,267
Nassau County NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	364,833
Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	492,712
Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	932,153
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	9,930,880
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	799,193
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,281,540
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.14	5-1-2018	1,180,000	1,180,012
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2028	5,000,000	6,177,100
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	5,054,774
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	4,059,699
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,592,295
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.55	6-15-2032	12,475,000	12,475,000
New York NY Municipal Water Finance Authority Series GG (Water & Sewer Revenue)	5.00	6-15-2029	1,645,000	2,028,713
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	6,007,050
New York NY Series J-4 (GO Revenue) ±	0.95	8-1-2025	10,000,000	9,999,700
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.46	3-1-2034	16,660,000	16,660,000
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	2,875,000	3,225,779
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,388,476
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	6,240,100
New York NY Transitional Finance Authority Sub Series 2-B (Tax Revenue, Dexia Credit Local SPA) ø	0.58	11-1-2022	15,550,000	15,550,000
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.46	11-1-2022	2,500,000	2,500,000
New York NY Transitional Finance Authority Sub Series B-1 (Tax Revenue)	5.00	11-1-2028	1,000,000	1,251,510
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,830,311
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	14,940,000	14,941,494
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2031	3,815,000	4,569,111
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2029	7,500,000	9,347,025
New York Urban Development Corporation Personal income Tax Series A (Tax Revenue)	5.00	3-15-2032	5,000,000	6,105,450
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,373,080
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,308,422
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,577,246
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,680,550
Suffolk County NY TAN (GO Revenue)	2.00	7-27-2016	20,855,000	20,942,591

14

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Suffolk NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00%	6-1-2019	$1,180,000	$1,243,779
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	468,094
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	582,820
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,648,147
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	4-1-2018	435,000	450,295
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,510,575
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,166,140
				266,294,364

North Carolina : 0.63%
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,623,388
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,914,352
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	297,348
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,203,540
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	2,981,982
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	102,963
Pitt County NC Certificate of Participation School Facilities Project Prerefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,185,000	1,236,844
Pitt County NC Certificate of Participation School Facilities Project Unrefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,570,000	1,637,573
				15,997,990

North Dakota : 0.19%
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	4,000,000	4,002,000
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	780,000	821,426
				4,823,426

Ohio : 2.57%
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,866,596
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,541,465
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	612,870
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	729,612
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,491,550
Jobs Ohio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,981,775
Kent University OH General Receipts Series B (Education Revenue, AGC Insured)	5.00	5-1-2018	1,165,000	1,262,522
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	2,000,000	2,063,660
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	1,817,060
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	2,586,500
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,163,010
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,205,910
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.65	1-15-2033	9,500,000	9,500,000

15

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue) ±	3.75%	6-1-2033	$10,000,000	$10,394,900
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	3,270,708
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	15,000,000	15,621,750
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	1,003,561
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,157,350
				65,270,799

Oklahoma : 1.89%
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2026	1,000,000	1,235,580
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2027	1,000,000	1,228,120
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2028	1,085,000	1,322,398
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,433,544
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,912,965
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,126,382
Cleveland County OK Educational Facilities Authority Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2023	2,445,000	2,924,489
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,614,370
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,662,453
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2018	820,000	893,570
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2019	860,000	962,091
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2020	455,000	518,336
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,000,000	1,202,680
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	500,000	596,575
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,201,730
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,304,470
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2025	500,000	611,175
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,387,604
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,490,000	1,656,418
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,128,740
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,144,950
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,156,320
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,828,774
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,384,507
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,525,312
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,460,208
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,490,219
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,664,040
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,337,036
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	587,262
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,345,296
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,394,750

16

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma (continued)
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00%	6-1-2027	$1,000,000	$1,109,400
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	553,190
				47,904,954

Oregon : 0.05%
Medford OR Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,309,793

Pennsylvania : 6.99%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,702,125
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,697,400
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,425,549
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	4,192,744
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,735,400
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	5,000,000	5,148,550
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.79	11-1-2039	10,000,000	10,079,500
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,826,432
Central Greene PA School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	956,223
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	250,000	258,775
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,556,035
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,573,746
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2027	1,225,000	1,395,067
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,310,480
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.54	7-1-2017	7,500,000	7,500,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.53	6-1-2042	7,200,000	7,200,000
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,177,201
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,760,611
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,754,720
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, AGC Insured)	4.70	8-1-2017	385,000	397,770
Moon Area PA School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,189,820
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,184,567
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	6,090,000	7,353,553
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,236,260
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	943,378
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	638,327
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,435,904
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,576,552
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,216,420
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	2.00	5-15-2016	800,000	801,312
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	553,700

17

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00%	5-15-2022	$1,000,000	$1,099,700
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,600,000	2,872,038
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,616,472
Pennsylvania Public School Building Authority (Education Revenue)	5.00	6-15-2025	2,265,000	2,712,270
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,070,910
Pennsylvania Public School Building Authority Series B (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2029	2,000,000	2,335,760
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,520,163
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,504,700
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,495,950
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,207,788
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,233,740
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured) ¤	0.00	6-1-2033	1,350,000	1,707,156
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ¤	0.00	12-1-2038	2,000,000	2,384,180
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,095,460
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,000,000	1,105,460
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	790,623
Philadelphia PA Gas Works 8th General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,014,770
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,475,000	1,542,024
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	510,000	544,604
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	95,000	95,044
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	300,410
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	2,200,000	2,465,100
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,750,000	4,204,088
Philadelphia PA School District Refunding Bond Series E (GO Revenue)	5.25	9-1-2021	1,490,000	1,661,618
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,711,652
Philadelphia PA Series A (GO Revenue)	5.00	9-15-2021	7,000,000	8,270,360
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,216,140
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2026	3,000,000	3,552,690
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	3,066,405
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,197,891
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	5,092,801
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,147,760
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,489,654
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,568,609
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,509,501
				177,181,612

Puerto Rico : 0.05%
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	1,350,000	1,360,139

Rhode Island : 0.29%
Providence RI Series A (GO Revenue, AGM Insured)	4.00	1-15-2018	2,115,000	2,215,886

18

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island (continued)
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00%	5-15-2021	$2,670,000	$2,684,952
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,542,637
				7,443,475

South Carolina : 1.39%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	29,695
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	27,248
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,171,530
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,480,563
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,221,790
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2016	590,000	610,538
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,754,170
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,083,690
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	5.00	12-1-2022	1,720,000	2,019,280
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,675,000	2,893,815
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2028	700,000	851,459
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2030	1,885,000	2,257,080
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2031	2,155,000	2,563,911
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,107,240
South Carolina Public Service Authority Series A (Utilities Revenue)	5.00	12-1-2037	12,215,000	14,259,913
				35,331,922

South Dakota : 0.04%
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,029,600

Tennessee : 0.38%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project (Housing Revenue)	5.00	10-1-2023	750,000	882,555
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	281,728
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	645,501
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	445,000	479,666
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	500,000	508,610
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,262,194
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,531,124
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	2,485,000	2,977,303
				9,568,681

Texas : 9.08%
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,689,586
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	4,961,984
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,594,132

19

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Austin TX Independent School District Series B (GO Revenue)	5.00%	8-1-2026	$1,450,000	$1,828,987
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,726,494
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,253,380
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,702,635
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2029	1,500,000	1,811,940
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	2,996,700
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,463,925
Central Texas Regional Mobility Authority Series B (Transportation Revenue) ±	5.00	1-1-2045	8,000,000	9,018,240
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,663,875
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,260,260
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,613,508
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2022	1,515,000	1,760,824
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2023	1,395,000	1,648,206
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,196,050
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2030	1,130,000	1,298,935
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2031	1,000,000	1,143,020
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue) ±	3.00	2-15-2040	11,010,000	11,499,064
Del Rio TX Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	817,452
Del Rio TX Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	848,808
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,446,188
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,427,094
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,235,630
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,201,000
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,369,869
El Paso County TX Refunding Bond Series A (GO Revenue) %%	5.00	2-15-2031	2,000,000	2,410,320
El Paso County TX Refunding Bond Series A (GO Revenue) %%	5.00	2-15-2032	2,120,000	2,540,693
Fort Bend TX Independent School District Various School Building Series A (GO Revenue) ±	0.66	8-1-2040	1,220,000	1,220,232
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,186,720
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	1,630,000	1,657,824
Harris County TX Tax Road Refunding Bond Series 2014A (GO Revenue)	5.00	10-1-2025	8,445,000	10,547,298
Harris County TX Tax Road Refunding Bond Series 2015A (GO Revenue)	5.00	10-1-2025	4,215,000	5,364,726
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	5,205,760
Hays County TX Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,126,373
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,089,940
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	740,000	779,960
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,000,000	5,157,250
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,528,990
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,997,275
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,504,675
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,215,824
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,787,744
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,736,520
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,146,380
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,468,984

20

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00%	9-1-2016	$1,135,000	$1,154,636
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.51	7-1-2030	7,610,000	7,610,685
Northside TX Independent School District Refunding Bond (GO Revenue) ±	1.20	8-1-2040	605,000	607,438
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	4,880,120
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,240,860
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,541,750
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.55	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Series B (Resource Recovery Revenue) ø	0.55	12-1-2039	15,000,000	15,000,000
San Antonio TX Electric & Gas Revenue Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	5,000,000	5,059,400
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,872,234
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.87	9-15-2017	3,505,000	3,504,965
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,614,822
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	5,000,000	5,898,950
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,472,660
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,472,660
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,745,000	4,529,203
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.25	8-1-2016	5,660,000	5,742,919
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,655,318
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	4-1-2026	10,000,000	10,000,000
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,114,560
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,990,925
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,507,795
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	933,772
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,233,760
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	458,974
				230,249,680

Utah : 0.17%
Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00	6-15-2022	1,860,000	2,265,722
Utah Charter School Finance Authority Refunding Bond (Education Revenue, Charter School Credit Enhancement Insured)	4.00	4-15-2020	250,000	274,075
Utah Charter School Finance Authority Refunding Bond (Education Revenue, Charter School Credit Enhancement Insured)	4.00	4-15-2021	400,000	444,360
Utah Charter School Finance Authority Refunding Bond (Education Revenue, Charter School Credit Enhancement Insured)	4.00	4-15-2022	400,000	448,400
Utah Charter School Finance Authority Refunding Bond (Education Revenue, Charter School Credit Enhancement Insured)	4.00	4-15-2023	400,000	451,520
Utah Charter School Finance Authority Refunding Bond (Education Revenue, Charter School Credit Enhancement Insured)	4.00	4-15-2024	450,000	510,593
				4,394,670

21

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands : 0.32%
Virgin Islands PFA (Miscellaneous Revenue)	6.75%	10-1-2019	$2,480,000	$2,751,188
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,228,150
				7,979,338

Virginia : 0.27%
Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,250,990
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,772,000	237,182
Marquis VA CDA Convertible CAB (Tax Revenue) ¤144A	0.00	9-1-2045	386,000	251,734
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,025,863
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,612,960
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	582,000	583,147
				6,961,876

Washington : 1.77%
Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,410,126
King County WA Federal Way School District # 210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,760,496
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,435,718
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	7,947,493
Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,336,108
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,211,630
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,731,880
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,707,763
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,247,411
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,589,301
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	7,040,133
Washington TES Properties (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,583,526
				45,001,585

West Virginia : 0.29%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,208,405
West Virginia School Building Authority Capital Improvement Revenue Bond Series A (Miscellaneous Revenue)	5.00	7-1-2026	1,520,000	1,896,063
West Virginia School Building Authority Capital Improvement Revenue Bond Series A (Miscellaneous Revenue)	5.00	7-1-2027	1,595,000	1,978,980
West Virginia School Building Authority Capital Improvement Revenue Bond Series A (Miscellaneous Revenue)	5.00	7-1-2029	1,755,000	2,147,751
				7,231,199

Wisconsin : 0.77%
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	600,000	629,586
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	1,570,000	1,629,660
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	4,088,455
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,309,760
Wisconsin HEFA Series M (Health Revenue, National Insured) (m)(n)±	0.46	6-1-2019	2,000,000	1,945,000
Wisconsin PFA Central District Development Project (Education Revenue)	5.00	3-1-2036	4,500,000	5,250,105
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,606,290
				19,458,856

Total Municipal Obligations (Cost $2,352,846,222)				2,469,318,673

22

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 1.96%
Investment Companies : 1.96%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)##		0.15%	49,783,767	$49,783,767

Total Short-Term Investments (Cost $49,783,767)				49,783,767

Total investments in securities (Cost $2,402,629,989)*	99.30%			2,519,102,440
Other assets and liabilities, net	0.70			17,673,853

Total net assets	100.00%			$2,536,776,293

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $2,402,628,482 and unrealized gains (losses) consists of:

Gross unrealized gains	$123,444,599
Gross unrealized losses	(6,970,641)

Net unrealized gains	$116,473,958

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HCFR	Healthcare facilities revenue
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company

23

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

24

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,469,318,673	$0	$2,469,318,673
Short-term investments
Investment companies	49,783,767	0	0	49,783,767

Total assets	$49,783,767	$2,469,318,673	$0	$2,519,102,440

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 94.87%
Guam : 1.31%
Guam Government Business Privilege Series D (Tax Revenue)	5.00%	11-15-2022	$500,000	$590,005
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	1,027,430
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	200,000	212,298
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	109,137
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	318,447
				2,257,317

Illinois : 0.54%
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.29	3-1-2032	1,000,000	933,580

Minnesota : 91.92%
Anoka County MN Capital Improvement Series A (GO Revenue)	5.00	2-1-2024	500,000	536,550
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	210,206
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	230,157
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	190,918
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	253,369
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	554,875
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	323,946
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,174,327
Anoka Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,164,440
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,590,780
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,210,093
Brooklyn Park MN Charter School Lease Revenue Bonds Athlos Leadership Academy Project Series 2015A (Education Revenue)	4.00	7-1-2020	245,000	247,470
Brooklyn Park MN Charter School Lease Revenue Bonds Athlos Leadership Academy Project Series 2015A (Education Revenue)	5.50	7-1-2040	750,000	755,333
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Miscellaneous Revenue)	5.00	3-1-2034	1,500,000	1,539,015
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,491,476
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	901,928
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	597,215
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	355,317
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,658,970
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	628,515
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	524,060
Columbus MN Charter School Lease Revenue New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	1,023,930
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	52,177	53,983
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A (Education Revenue)	5.25	7-1-2037	500,000	529,245
Deephaven MN Charter School Lease Revenue Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2040	500,000	528,085
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO Revenue)	5.00	2-1-2034	1,000,000	1,077,000
Duluth MN Housing & RDA Lease Revenue Bonds Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,127,580
Forest Lakes MN Charter School Lease Revenue Bonds Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	549,645
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	570,000

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00%	4-1-2022	$735,000	$799,077
Goodhue County MN Education District #6051 Red Wing Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	877,763
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	500,000	502,225
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	630,150
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	823,186
Maple Grove MN HCFR North Memorial Health Care Series 2015 (Health Revenue)	5.00	9-1-2023	655,000	789,806
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,809,883
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	835,760
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,149,710
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,141,700
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.02	11-15-2017	1,620,000	1,601,775
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	598,845
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	587,940
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,033,330
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	320,064
Minneapolis MN Development Limited Tax Supported Common Bond Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	558,130
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,141,649
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,176,480
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,148,940
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,332,100
Minneapolis MN Health Care System Revenue Prerefunded (Health Revenue, AGC Insured)	6.50	11-15-2038	345,000	395,270
Minneapolis MN Health Care System Revenue Unrefunded (Health Revenue, AGC Insured)	6.50	11-15-2038	1,890,000	2,128,291
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	2,000,000	2,001,480
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	893,187
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	4.00	2-15-2020	50,000	54,923
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	5.00	2-15-2030	2,000,000	2,226,300
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGC Insured)	5.00	2-15-2037	4,030,000	4,235,006
Minnesota Certificates of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00	6-1-2023	435,000	531,605
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,382,860
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,381,980
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,373,300
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,175,260
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,570,934
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,206,460
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	425,164
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	327,624
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	540,055

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13%	3-1-2036	$275,000	$299,409
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	678,415
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	544,705
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,124,541
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,058,119
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,027,300
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,043,550
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	911,738
Minnesota HEFAR St. Thomas University Series 8L (Education Revenue)	5.00	4-1-2028	920,000	1,130,395
Minnesota HEFAR St. Thomas University Series 8L (Education Revenue)	5.00	4-1-2029	750,000	913,523
Minnesota HEFAR St. Thomas University Series 8L (Education Revenue)	5.00	4-1-2035	750,000	880,178
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	745,000	760,399
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	1,075,000	1,091,276
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	770,000	801,100
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	85,000	87,933
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	2,031,849
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,264,872
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,658,211
Minnesota Prerefunded Bond (GO Revenue)	5.00	8-1-2022	100,000	105,581
Minnesota Refunded Bond (GO Revenue)	5.00	8-1-2022	2,400,000	2,533,944
Minnesota Unrefunded Bond (GO Revenue)	5.00	6-1-2020	185,000	186,410
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2022	175,000	208,150
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2023	185,000	224,233
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2024	195,000	234,287
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2025	205,000	244,163
Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	578,336
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificates of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,233,969
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificates of Participation Series 2015B (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,165,120
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2017	1,000,000	1,032,480
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	820,000	878,532
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2021	50,000	53,406
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	495,198
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	624,204
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,154,648
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	279,055
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	697,132
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	586,454

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00%	8-1-2022	$1,000,000	$1,076,850
Rochester MN Electric Utility Revenue Prerefunded Bond Series 2007C (Utilities Revenue)	5.00	12-1-2030	645,000	664,060
Rochester MN Electric Utility Revenue Unrefunded Bond Series 2007C (Utilities Revenue)	5.00	12-1-2030	355,000	364,273
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	1,012,108
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	384,980
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	303,188
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	834,218
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	853,956
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	4.70	9-1-2019	300,000	305,064
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	5.13	9-1-2029	500,000	509,715
Southern Minnesota Municipal Power Agency CAB Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,784,514
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,234,020
St. Cloud MN CentraCare Health System Series 2010A (Health Revenue)	5.13	5-1-2030	2,015,000	2,276,749
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,145,260
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,350,000	2,623,141
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A (Education Revenue)	4.00	7-1-2023	250,000	254,083
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	951,150
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	992,700
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	4.00	11-15-2017	550,000	573,914
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,190,580
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,371,659
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	653,991
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	503,085
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,698,611
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	962,596
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,112,800
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	151,079
St. Paul MN Housing Redevelopment Authority Healtheast Care System Project Series 2015A (Health Revenue)	5.00	11-15-2025	1,000,000	1,127,970
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,443,120
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood Health System Series 2004 (GO Revenue)	5.13	12-1-2024	1,000,000	1,003,510
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,318,697
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,114,550
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,154,580
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,074,850
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,089,608

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Washington County MN Capital Improvement Plan Series A (GO Revenue)		5.00%	2-1-2021	$2,495,000	$2,628,183
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)		5.00	1-1-2027	1,565,000	1,869,846
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)		5.00	1-1-2030	1,000,000	1,177,460
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)		5.00	1-1-2031	1,000,000	1,222,850
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)		5.00	1-1-2032	1,250,000	1,475,629
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)		5.00	2-1-2026	1,000,000	1,167,270
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)		3.00	7-1-2018	295,000	302,832
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)		5.00	7-1-2034	500,000	540,390
Woodbury MN Charter School Series A (Education Revenue)		3.15	12-1-2018	190,000	195,094
Woodbury MN Charter School Series A (Education Revenue)		3.90	12-1-2022	220,000	233,977
Woodbury MN Charter School Series A (Education Revenue)		5.00	12-1-2027	215,000	232,518
Woodbury MN Charter School Series A (Education Revenue)		5.00	12-1-2032	220,000	236,542
					158,527,275

Puerto Rico : 0.78%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)		5.50	7-1-2016	1,305,000	1,314,396
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)		5.50	8-1-2031	250,000	29,688
					1,344,084

Virgin Islands : 0.32%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2025	500,000	561,455

Total Municipal Obligations (Cost $154,708,188)					163,623,711

Total investments in securities (Cost $154,708,188)*	94.87%				163,623,711
Other assets and liabilities, net	5.13				8,841,238

Total net assets	100.00%				$172,464,949

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
*	Cost for federal income tax purposes is $154,705,870 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,011,293
Gross unrealized losses	(93,452)

Net unrealized gains	$8,917,841

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher education facilities authority revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

6

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$163,623,711	$0	$163,623,711

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.58%
Consumer Discretionary : 0.52%
Diversified Consumer Services : 0.52%
Toll Road Investors Partnership II LP 144A¤	0.00%	2-15-2028	$30,780,000	$14,838,053

Energy : 0.06%
Oil, Gas & Consumable Fuels : 0.06%
Marathon Oil Corporation	2.70	6-1-2020	2,000,000	1,697,844

Total Corporate Bonds and Notes (Cost $16,565,827)				16,535,897

			Shares
Exchange-Traded Funds : 1.16%
iShares iBoxx $ High Yield Corporate Bond ETF			400,000	32,676,000
Total Exchange-Traded Funds (Cost $31,497,200)				32,676,000

		Maturity date	Principal
Municipal Obligations : 96.50%
Alabama : 1.11%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	$10,520,000	10,524,629
Birmingham AL CAB Series A1 (GO Revenue) ±	0.00	3-1-2045	3,000,000	2,978,400
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	781,161
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,023,850
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	503,056
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,009,700
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,242,099
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	5,495,000	5,855,252
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	3,170,000	3,376,906
				31,295,053

Alaska : 0.45%
Alaska International Airports System Series B (Airport Revenue) %%	5.00	10-1-2033	3,080,000	3,561,281
Alaska International Airports System Series B (Airport Revenue) %%	5.00	10-1-2034	3,225,000	3,713,684
Valdez AK Marine Terminal Phillips Transportation Alaska Incorporated Project Series B (Transportation Revenue) ø	0.70	5-1-2031	5,500,000	5,500,000
				12,774,965

Arizona : 0.82%
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,253,860
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	125,000	125,534
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue) 144A	5.45	12-1-2017	100,000	101,644
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,383,532
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,360,878
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,737,969
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,106,920
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,121,220
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,116,090
				23,307,647

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 9.02%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00%	6-15-2019	$1,400,000	$1,315,678
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,320,725
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,200,227
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,630,500
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,339,749
Alhambra CA Unified School District CAB Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,499,550
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	9,830,845
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,305,000	583,361
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2038	1,900,000	819,679
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2039	2,005,000	827,303
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.65	4-1-2036	28,000,000	27,647,200
California HFFA Unrefunded Bond Providence Health Services Series C (Health Revenue) (h)	6.50	10-1-2038	10,050,000	11,483,934
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,682,333
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,646,960
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,856,417
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	640,000	679,213
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,868,730
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	736,660
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	732,930
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	599,940
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	578,420
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	556,500
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,291,981
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	971,400
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2036	510,000	216,011
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	791,501
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	968,535
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,221,660
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,167,640
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	929,434
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2033	1,230,000	659,944
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2034	1,615,000	832,662
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,431,821
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	3,330,000	1,912,219
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	18,150,000	14,134,313

2

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00%	6-1-2030	$970,000	$1,143,921
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	20,878,949
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2024	1,130,000	913,458
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2027	2,775,000	1,920,328
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,178,020
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.14	7-1-2027	27,660,000	25,017,917
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,022,055
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,248,580
Palomar CA Pomerado Health PFOTER Series 4683 (GO Revenue, National Insured, Bank of America NA LIQ) 144Aø	0.68	8-1-2037	31,250,000	31,250,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,494,489
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	3,050,119
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,965,391
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	4,087,455
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,266,426
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	1,131,160
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,306,200
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	25,000	28,156
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,253,162
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,285,592
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,330,142
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,491,875
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,179,495
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,342,440
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2033	1,000,000	1,199,720
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2034	1,080,000	1,289,660
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2035	1,000,000	1,187,640
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,215,920
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2032	1,500,000	870,060
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	558,070
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	1,063,660
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2035	1,500,000	767,700
Sylvan CA Unified School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,085,000	474,970
Tender Option Bond Trust Receipts for San Jose CA Series B (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.60	9-1-2030	8,900,000	8,900,000
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	2,009,010
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2029	1,690,000	1,133,230
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,314,031
				254,734,976

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 2.09%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00%	9-1-2027	$9,500,000	$6,701,490
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,576,482
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	3,980,564
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,591,248
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	3,940,000	3,957,769
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	720,000	748,066
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	115,000	119,774
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	577,975
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,566,527
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,204,617
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,275,007
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	4,031,656
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,439,846
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,484,960
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,332,454
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	335,000	358,266
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	490,049
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,387,822
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	470,000	470,978
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	895,000	896,888
				59,192,438

Connecticut : 0.47%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, AGC Insured)	6.38	7-1-2016	250,000	251,103
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,500,000	1,505,835
Connecticut Series A (Miscellaneous Revenue) ±	1.50	4-15-2019	4,050,000	4,075,961
Connecticut Series A (Miscellaneous Revenue) ±	1.65	4-15-2020	5,900,000	5,963,720
Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,426,042
				13,222,661

Delaware : 0.71%
Delaware EDA Delmarva Power and Light Company Series A (Utilities Revenue) ø	0.08	7-1-2024	10,000,000	10,000,000
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,588,500
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,401,264
				19,989,764

District of Columbia : 0.53%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	4,125,000	4,585,433

4

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.45%	11-1-2042	$8,000,000	$8,000,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,257,700
				14,843,133

Florida : 4.34%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,070,000	1,068,791
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,135,440
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,182,320
Crossings At Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,025,000	1,044,854
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,267,409
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,303,599
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,333,043
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,687,944
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,487,634
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	810,000	1,019,353
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,735,000	3,072,280
Heritage Harbor Florida Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	380,000	379,970
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,504,675
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)(s)	1.40	5-1-2030	2,536,248	1,283,367
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	612,166
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,359,420
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,186,000	1,186,973
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,460,000	2,160,938
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,200,000
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.85	9-25-2024	10,000,000	10,000,000
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.79	9-25-2024	15,000,000	15,000,000
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	618,235
Midtown Miami FL Community Development District Parking Garage Project Series A (Miscellaneous Revenue)	5.00	5-1-2029	2,500,000	2,678,275
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,812,752
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,981,510
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,072,957
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.66	8-1-2029	20,245,000	20,245,000
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,233,280

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50%	11-15-2039	$5,500,000	$6,575,030
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	1,940,000	2,095,433
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	4,002,426
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	2,970,451
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue)	5.38	1-1-2049	750,000	255,000
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue) (s)	2.50	1-1-2049	277,527	3
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,770,000	2,797,229
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,168,167
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,325,003
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,473,244
				122,594,171

Georgia : 0.80%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,887,590
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	610,085
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,182,895
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,227,393
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,508,075
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	552,480
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,311,560
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,215,075
Georgia Road & Tollway Authority Toll Revenue Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	5,600,000	3,149,552
Tender Option Bond Trust Receipts (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.55	2-2-2023	5,900,000	5,900,000
				22,544,705

Guam : 0.15%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,549,070
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	500,220
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	64,882
				4,114,172

Hawaii : 0.11%
Hawaii Series DZ (GO Revenue)	5.00	12-1-2031	2,700,000	3,153,087

Idaho : 0.65%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,186,410
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,426,060
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	542,510

6

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Idaho (continued)
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50%	12-1-2038	$1,405,000	$1,480,182
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	768,106
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,463,976
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	517,685
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,335,139
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	122,295
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,560,600
				18,402,963

Illinois : 20.39%
Chicago IL (Tax Revenue)	5.00	1-1-2028	4,000,000	4,448,640
Chicago IL (Tax Revenue)	5.00	1-1-2029	1,500,000	1,657,530
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	6,515,572
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2020	1,000,000	822,680
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	9,455,000	6,679,201
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2029	7,885,000	3,765,639
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2031	2,705,000	1,134,775
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	1,010,181
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,000,000	2,363,240
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2027	43,365,000	24,124,817
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	12,538,610
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, AGM/FGIC Insured) ¤	0.00	12-1-2029	14,205,000	6,989,854
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2029	9,000,000	4,289,400
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2030	4,550,000	2,025,433
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2031	24,500,000	10,254,230
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2027	4,040,000	2,248,179
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,596,120
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2025	1,430,000	1,481,065
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2029	25,755,000	13,468,062
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	2,843,832
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2034	11,600,000	4,474,120
Chicago IL CAB Project & Refunding Series A (GO Revenue, National Insured)	5.56	1-1-2021	3,520,000	3,566,570
Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,360,000	4,791,949
Chicago IL CAB Series A (GO Revenue, National Insured) ¤	0.00	1-1-2027	3,955,000	2,311,262
Chicago IL CAB Series A (GO Revenue, National Insured) ¤	0.00	1-1-2028	5,515,000	3,051,836
Chicago IL CAB Series A (GO Revenue, National Insured) ¤	0.00	1-1-2029	4,125,000	2,157,086
Chicago IL CAB Series C (GO Revenue) ¤	0.00	1-1-2031	4,945,000	2,003,516
Chicago IL Motor Fuel Tax Revenue Refunding (Tax Revenue)	5.00	1-1-2025	2,595,000	2,791,390
Chicago IL Motor Fuel Tax Revenue Refunding (Tax Revenue)	5.00	1-1-2026	2,000,000	2,137,520
Chicago IL Motor Fuel Tax Revenue Refunding (Tax Revenue)	5.00	1-1-2028	1,000,000	1,053,740
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,505,025
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,199,262
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,603,325

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00%	1-1-2026	$5,000,000	$5,694,150
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,284,580
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,541,320
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,167,890
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75	1-1-2039	2,760,000	3,211,702
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,406,457
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	3,935,466
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	4,000,000	4,056,600
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,400,500
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	7,199,036
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	920,000	919,917
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	10,159,386
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	12,816,691
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,285,000	1,299,109
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,524,840
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,535,950
Chicago IL Wastewater Second Lien Transmission (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,430,600
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	5,058,252
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,475,400
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,787,850
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,385,907
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	357,793
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	29,192,400
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	691,694
Illinois (GO Revenue)	5.00	1-1-2023	1,245,000	1,252,146
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2024	1,830,000	1,836,771
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,610,000	2,870,348
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	5,685,000	6,214,387
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,439,500
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2027	7,585,000	7,613,065
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2028	6,705,000	6,729,809
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,725,225
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,815,640
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	4,450,000	5,042,696
Illinois (GO Revenue)	5.50	1-1-2030	2,900,000	3,379,921
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,350,480
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,189,507
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,420,347
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,643,056
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,865,000	2,041,746
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	9,293,667
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,180,494
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	515,000	518,641
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,790,750
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,143,760
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,488,302
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	8,338,750

8

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00%	2-1-2031	$8,000,000	$9,465,360
Illinois Series 1 (GO Revenue, National Insured)	6.00	11-1-2026	3,200,000	3,823,552
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	6,750,000	7,544,610
Illinois Series A (GO Revenue)	5.00	4-1-2021	6,675,000	7,388,691
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,440,010
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,562,968
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,949,365
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,463,269
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	13,062,985
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,040,000	734,583
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,321,131
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,475,063
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,355,000	9,502,309
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,721,655
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,356,522
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	12,412,453
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	1,760,000	1,354,795
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,697,610
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	8,368,243
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,562,600
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,674,296
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	637,544
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,138,488
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,175,000	1,040,839
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,230,510
Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00	2-1-2020	910,000	836,308
McHenry-Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	2,939,150
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,589,551
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	740,038
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	6,250,000	5,528,313
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	13,545,000	9,227,802
Metropolitan Pier & Exposition Authority Illinois Series 2015-XM0036 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	0.99	6-15-2050	12,640,000	12,640,000
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	489,304
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	1,815,000	1,778,500
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,116,657
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,481,615
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	513,916
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,740,816

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00%	4-1-2027	$2,435,000	$1,720,547
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,974,000
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,500,000	1,205,775
				576,207,902

Indiana : 0.92%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	5,000,000	5,711,300
Indiana Finance Authority Environmental Duke Energy Series B (Industrial Development Revenue)	6.00	8-1-2039	2,000,000	2,285,560
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,986,840
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,688,793
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,779,178
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	1,335,000	1,548,507
				26,000,178

Iowa : 0.10%
Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	2,695,000	2,696,644

Kansas : 1.18%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	85,000	85,770
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4—Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	97,000,000	31,620,060
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series B (Tax Revenue) ¤	0.00	6-1-2021	2,100,000	1,583,043
				33,288,873

Kentucky : 1.73%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	3,197,458
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	1.69	2-1-2046	22,715,000	22,328,618
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	7,257,340
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.72	8-15-2024	10,500,000	10,500,000
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	1,072,980
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,388,276
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,163,500
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ±	0.00	7-1-2033	1,000,000	818,030
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ±	0.00	7-1-2034	1,505,000	1,224,859
				48,951,061

Louisiana : 1.16%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,085,000	2,152,366
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	12,543,250
New Orleans LA (GO Revenue, FGIC Insured)	5.50	12-1-2021	2,050,000	2,313,958

10

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00%	1-1-2033	$3,000,000	$3,446,160
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	5,077,080
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,300,930
				32,833,744

Maine : 0.10%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGC Insured)	5.88	12-1-2039	2,515,000	2,760,514

Maryland : 0.32%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	296,000	367,232
Prince Georges County MD Charter School Chesapeake Lighthouse Obligated Group Series A (Education Revenue) 144A	6.90	8-1-2041	8,480,000	8,651,890
				9,019,122

Massachusetts : 0.77%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,686,232
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,872,699
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	1,925,000	2,077,903
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	1,935,000	2,052,474
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,634,200
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,362,040
				21,685,548

Michigan : 5.87%
Detroit MI Distribution of State Aid (GO Revenue)	5.00	11-1-2030	2,330,000	2,510,855
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,705,411
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,560,963
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,640,309
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	11,015,665
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,257,084
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,672,111
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,543,523
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	2,023,482
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,618,273
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	155,000	165,940
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,350,000	1,544,751
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	310,000	340,792
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,284,116
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,531,621
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	468,965
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	3,000,000	3,228,060

11

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00%	7-1-2031	$6,500,000	$7,484,555
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,666,065
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,961,609
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,386,240
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,303,036
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,656,675
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	4,071,113
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,589,213
Michigan Finance Authority Revenue Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,175,520
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,553,931
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,311,140
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,423,333
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,208,206
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,956,535
Michigan Housing Development Austin Trust Series 2007-1009 (Housing Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.71	10-1-2042	1,000,000	1,000,000
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	174,764
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	355,094
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	151,376
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	566,368
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,810,137
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,549,077
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,206,709
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	1,001,450
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	456,435
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	101,306
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,666,196
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	68,671
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	181,214
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,800,070
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,996,075
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	1,200,030
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	1,195,000	1,264,609
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)	6.25	10-1-2023	800,000	399,944
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,391,245
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,819,936
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,398,732

12

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13%	7-1-2045	$15,500,000	$15,845,805
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,521,398
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	100,818
Wayne Charter County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,145,618
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	8,910,000	8,710,149
				165,742,318

Minnesota : 0.03%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	770,963

Mississippi : 1.02%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,400,105
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.60	2-1-2022	19,500,000	19,500,000
				28,900,105

Missouri : 0.69%
Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	11,710,000	11,941,155
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	1,430,000	1,508,564
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,513,125
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,320,684
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,267,460
				19,550,988

Nebraska : 0.04%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,160,627

Nevada : 0.52%
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	505,000	547,248
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	400,000	435,604
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	275,000	301,469
Washoe County NV Series 2011-001 (GO Revenue, Dexia Credit Local LIQ) 144Aø	0.36	12-9-2030	13,555,000	13,555,000
				14,839,321

New Jersey : 5.37%
Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	2,999,186
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,701,527
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.95	9-1-2027	10,675,000	9,537,259
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.00	3-1-2028	40,085,000	35,706,916
New Jersey PFOTER Series 4667 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.71	6-1-2036	1,110,000	1,110,000
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,517,540
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2028	12,400,000	7,063,784
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	7,500,000	4,005,075

13

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00%	12-15-2030	$4,375,000	$2,193,625
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	2,136,375
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,300,000	829,829
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,373,240
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,098,000
New Jersey TTFA Series AA (Transportation Revenue)	5.25	6-15-2033	10,000,000	10,846,900
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	3,435,000	3,659,683
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	8,790,240
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	9,117,559
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,603,500
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,450,791
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,650,570
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,502,842
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2025	385,000	431,470
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	439,031
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	446,310
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	425,333
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,179,832
				151,816,417

New Mexico : 0.38%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	725,000	772,161
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.04	11-1-2039	10,000,000	9,890,900
				10,663,061

New York : 10.88%
Build NYC Resource Corporation NY Revenue Albert Einstein School of Medicine Project (Education Revenue) 144A	5.50	9-1-2045	5,000,000	5,559,850
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,937,115
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,790,000	11,289,828
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	5,970,000	6,844,904
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	2,030,000	2,329,993
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	790,000	797,047
Monroe County NY Industrial Development Agency Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	0.65	7-1-2027	1,335,000	1,335,000
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.14	5-1-2018	2,245,000	2,245,022
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,387,400
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.23	7-1-2026	4,300,000	4,344,032
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,613,312
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,942,662
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	35,035,369
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,551,064
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,879,570
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,524,000
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	38,419,462
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,859,551

14

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.40%	11-1-2026	$10,150,000	$10,150,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,557,310
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,824,500
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,411,850
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	20,740,149
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.70	11-1-2022	10,000,000	10,000,000
New York NY Transitional Finance Authority Sub Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	0.40	8-1-2022	20,500,000	20,500,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.51	8-1-2031	24,200,000	24,200,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	20,920,000	20,922,092
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	578,032
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	574,480
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,941,170
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	0.95	5-1-2044	5,000,000	5,000,000
				307,294,764

North Carolina : 0.68%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,407,638
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,320,020
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,676,950
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,706,745
				19,111,353

Ohio : 2.79%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,541,085
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,419,749
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,635,358
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	4,074,984
Kings OH Local School District (GO Revenue, National/FGIC Insured)	7.50	12-1-2016	235,000	245,866
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,737,900
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,784,730
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,876,496
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,613,015
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,624,440
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2039	2,500,000	2,812,950
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ±	0.00	2-15-2034	8,500,000	7,872,530
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	8,290,800
Ohio Water Development Authority Pollution Control Series A (Industrial Development Revenue) ±	3.75	7-1-2033	18,000,000	18,746,100
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	2,007,122

15

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Toledo OH Enterprise Bond Series 2A (Industrial Development Revenue)	5.50%	12-1-2019	$1,475,000	$1,590,891
				78,874,016

Oklahoma : 0.19%
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	3,795,000	4,218,864
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,165,722
				5,384,586

Oregon : 0.19%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,393,565

Pennsylvania : 6.92%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,781,664
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.90	11-1-2039	20,000,000	20,159,000
Bristol Township PA School District Series 27W Residual Interest Bonds Trust (GO Revenue, Barclays Bank plc LIQ) 144Aø	0.79	6-1-2031	12,830,000	12,830,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,111,980
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,115,000	1,119,126
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	5,000,000	6,413,850
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	3,965,000	5,782,794
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	20,442,407
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00	11-1-2027	135,000	156,168
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2024	1,540,000	1,804,510
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2025	1,625,000	1,915,843
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,774,287
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	10,625,000	10,709,788
Penn Hills Municipality PA Series B (GO Revenue, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	974,860
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	7,700,000	8,751,204
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,540,000	2,675,921
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	3,655,000	3,674,043
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	3,960,000	4,388,512
Pennsylvania Public School Building Authority Series DCL-016 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.87	6-1-2023	15,740,000	15,740,000
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,803,271
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2032	5,000,000	5,209,350
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	10,000,000	10,379,600
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,353,220
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	317,684
Philadelphia PA School District Series A (GO Revenue)	5.00	9-1-2024	2,075,000	2,346,970
Philadelphia PA Water & Wastewater Revenue Bonds Series A (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	9,446,640

16

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00%	4-1-2022	$2,635,000	$2,963,216
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2024	2,250,000	2,539,800
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,652,720
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	3,390,000	3,424,781
				195,643,209

Puerto Rico : 0.41%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	7,100,000	7,151,120
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2017	150,000	154,038
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,091,521
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	3,300,000	391,875
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	7,000,000	831,250
				11,619,804

Rhode Island : 0.12%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,341,437

South Carolina : 0.74%
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	425,152
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,312,442
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	135,806
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	124,614
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	2,954,608
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	931,679
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,154,886
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	2,890,000	3,118,050
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	243,041
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,770,000	1,902,538
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,667,835
				20,970,651

South Dakota : 0.35%
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,170,164
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	845,325
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,225,000	2,234,011
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,583,750
				9,833,250

17

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 0.16%
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.45%	1-1-2028	$4,530,000	$4,530,000

Texas : 7.17%
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	8,968,400
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	3,893,225
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,024,140
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,300,640
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	3,740,000	4,191,381
Clifton TX Higher Educational Finance Corporation Series A (Education Revenue)	5.75	8-15-2038	2,000,000	2,104,900
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,040,800
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2029	1,015,000	884,847
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2030	2,000,000	1,738,540
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.80	11-1-2019	4,850,000	4,850,000
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	1,350,000	1,488,713
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	972,797
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	3,660,000	4,285,238
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,878,780
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	170,000	176,741
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	2,255,000	2,376,883
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	4,495,000	4,737,955
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue)	6.75	10-1-2032	1,940,000	2,050,017
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,848,428
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,789,585
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,382,472
North Texas Tollway Authority Second Tier Revenue Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,628,160
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2033	3,600,000	4,204,620
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.49	11-1-2040	10,000,000	10,000,000
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,488,100
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,798,692
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,035,310
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	775,305
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,000,000	2,019,560
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,430,786
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,431,280
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,275,012
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.87	9-15-2017	8,405,000	8,404,916
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.88	12-15-2026	28,780,000	26,211,673

18

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75%	6-30-2043	$4,000,000	$4,933,760
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,688,750
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,902,275
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	4-1-2026	13,000,000	13,000,000
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)	4.63	10-1-2034	290,752	292,994
				202,505,675

Utah : 0.55%
Spanish Fork UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	1,030,000	1,059,530
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	570,000	589,146
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,298,165
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,015,000	2,209,448
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,278,322
				15,434,611

Vermont : 1.48%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.63	12-3-2035	16,800,000	16,799,832
Vermont Student Assistance Corporation Education Loan Revenue Series B (Education Revenue) ±	1.43	6-2-2042	25,661,650	25,161,248
				41,961,080

Virgin Islands : 0.34%
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,487,022

Virginia : 0.23%
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	105,000	105,405
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,824,000	244,142
Marquis VA CDA Convertible CAB (Tax Revenue) 144A±	7.50	9-1-2045	397,000	258,908
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,054,851
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	4,131,068
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,134
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	609,000	610,200
				6,434,708

Washington : 0.27%
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,545,000	1,684,124
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,965,750
				7,649,874

West Virginia : 0.44%
West Virginia EDA Solid Waste Disposal Appalachian Power Company Mountaineer Project Series B (Utilities Revenue, Mizuho Corporate Bank LOC) ø	0.80	2-1-2036	10,000,000	10,000,000

19

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
West Virginia (continued)
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)		5.50%	6-1-2033	$2,305,000	$2,532,250
					12,532,250

Wisconsin : 0.67%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		6.00	8-1-2033	2,120,000	2,372,768
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		6.25	8-1-2043	4,650,000	5,249,106
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)		5.25	4-15-2024	1,025,000	1,155,626
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)		0.46	6-1-2019	5,300,000	5,154,250
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.00	8-1-2023	470,000	512,056
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.75	8-1-2033	1,430,000	1,603,831
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.00	8-1-2043	1,575,000	1,783,814
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	940,000	1,071,365
					18,902,816

Wyoming : 0.08%
West Park Hospital District Wyoming Series B (Health Revenue)		6.50	6-1-2027	500,000	583,135
Wyoming CDA (Education Revenue)		6.50	7-1-2043	1,600,000	1,813,504
					2,396,639

Total Municipal Obligations (Cost $2,564,780,400)					2,726,358,431

		Yield		Shares
Short-Term Investments : 1.28%
Investment Companies : 1.17%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)##		0.15		32,994,186	32,994,186

				Principal
U.S. Treasury Securities : 0.11%
U.S. Treasury Bill (z)#		0.38	6-16-2016	$3,325,000	3,323,630

Total Short-Term Investments (Cost $36,316,504)					36,317,816

Total investments in securities (Cost $2,649,159,931)*	99.52%				2,811,888,144
Other assets and liabilities, net	0.48				13,438,343

Total net assets	100.00%				$2,825,326,487

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(h)	Underlying security in an inverse floater structure
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
(x)	Inverse floating rate security

20

Wells Fargo Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,650,282,880 and unrealized gains (losses) consists of:

Gross unrealized gains	$178,165,301
Gross unrealized losses	(16,560,037)

Net unrealized gains	$161,605,264

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
ETF	Exchange-traded fund
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
R&D	Research & development
RDA	Redevelopment Authority
SAVRS	Select auction variable rate securities
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

21

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

1

Level 1	– quoted prices in active markets for identical securities
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$16,535,897	$0	$16,535,897
Exchange-traded funds	32,676,000	0	0	32,676,000
Municipal obligations	0	2,726,358,431	0	2,726,358,431
Short-term investments
Investment companies	32,994,186	0	0	32,994,186
U.S. Treasury securities	3,323,630	0	0	3,323,630

Total assets	$68,993,816	$2,742,894,328	$0	$2,811,888,144

Liabilities
Futures contracts	$0	$799,219	$0	$799,219

Total liabilities	$0	$799,219	$0	$799,219

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Derivative transactions

During the nine months ended March 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2016	Unrealized losses
6-21-2016	JPMorgan	825 Short	U.S. Treasury Bonds	$135,660,938	$(305,863)

2

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.46%
California : 1.16%
University of California Limited Project Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,171,380

Guam : 4.69%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,118,300
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,390,160
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,207,820
				4,716,280

Illinois : 0.93%
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.29	3-1-2032	1,000,000	933,580

Indiana : 1.18%
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,187,850

New York : 1.72%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,731,420

North Carolina : 77.75%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,280,770
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,856,400
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,701,378
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	933,509
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,380,957
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,200,830
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,111,579
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,899,070
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,054,631
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,202,180
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,196,710
Fayetteville NC Public Works Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	667,260
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,131,892
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,156,675
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,160,370
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,455,550
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,992,438
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,259,350
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,407,447
North Carolina Facilities Finance Agency (Housing Revenue, AGC Insured)	5.00	6-1-2027	1,000,000	1,172,420
North Carolina HFA Series 25-A (Housing Revenue)	4.65	7-1-2021	1,735,000	1,742,565
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	2,970,000	3,071,455
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,266,560
North Carolina Medical Care Commission Cleveland County Health Care System (Health Revenue)	5.00	1-1-2018	500,000	536,690
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	2,024,140
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,516,785

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo North Carolina Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)		5.00%	6-1-2026	$385,000	$436,305
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)		5.00	6-1-2032	500,000	550,570
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)		5.00	7-1-2033	1,000,000	1,037,790
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)		6.25	12-1-2033	1,500,000	1,712,955
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)		5.00	12-1-2022	1,950,000	2,343,920
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)		5.00	1-1-2021	2,720,000	3,096,774
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)		5.00	1-1-2030	1,105,000	1,228,406
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)		5.00	1-1-2030	445,000	488,695
North Carolina Port Authority Series B (Airport Revenue)		5.00	2-1-2025	3,540,000	3,948,162
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)		5.00	11-1-2028	1,500,000	1,719,585
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)		5.00	10-1-2026	1,000,000	1,196,370
Raleigh NC Limited Obligiation Series A (Miscellaneous Revenue)		5.00	2-1-2028	600,000	753,744
Raleigh NC Limited Obligiation Series A (Miscellaneous Revenue)		5.00	2-1-2029	900,000	1,124,262
Raleigh NC Limited Obligiation Series A (Miscellaneous Revenue)		5.00	10-1-2033	1,000,000	1,195,450
University of North Carolina at Greensboro (Education Revenue)		5.00	4-1-2033	2,000,000	2,362,100
University of North Carolina at Greensboro (Education Revenue)		5.00	4-1-2039	1,620,000	1,868,848
University of North Carolina Wilmington Student Housing Project Certificate of Participation (Miscellaneous Revenue, National Insured)		5.00	6-1-2022	1,000,000	1,007,620
Wilmington NC Certificate of Participation Series A (Miscellaneous Revenue)		5.00	6-1-2029	2,580,000	2,779,020
					78,230,187

Tennessee : 3.52%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)		5.25	9-1-2026	1,020,000	1,251,652
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)		5.00	2-1-2021	2,000,000	2,293,941
					3,545,593

Virgin Islands : 3.19%
Virgin Islands PFA (Miscellaneous Revenue)		6.75	10-1-2019	2,890,000	3,206,022

Washington : 1.21%
Tumwater Office Properties Washington Office Buildings (Miscellaneous Revenue)		5.00	7-1-2026	1,000,000	1,213,130

Wisconsin : 1.11%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		6.75	8-1-2033	1,000,000	1,121,560

Total Municipal Obligations (Cost $88,607,206)					97,057,002

		Yield		Shares
Short-Term Investments : 2.32%
Investment Companies : 2.32%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)		0.15		2,339,278	2,339,278

Total Short-Term Investments (Cost $2,339,278)					2,339,278

					Value
Total investments in securities (Cost $90,946,484)*	98.78%				$99,396,280
Other assets and liabilities, net	1.22				1,223,441

Total net assets	100.00%				$100,619,721

2

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $90,946,484 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,540,945
Gross unrealized losses	(91,149)

Net unrealized gains	$8,449,796

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
FHA	Federal Housing Administration
GO	General obligation
HFA	Housing Finance Authority
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority

3

Wells Fargo North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$97,057,002	$0	$97,057,002
Short-term investments
Investment companies	2,339,278	0	0	2,339,278

Total assets	$2,339,278	$97,057,002	$0	$99,396,280

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.52%
Florida : 0.51%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,002,050

Guam : 1.21%
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,000,000	1,180,010
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,189,690
				2,369,700

Illinois : 0.48%
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.29	3-1-2032	1,000,000	933,580

Pennsylvania : 93.15%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,349,875
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,450,394
Allegheny County PA Port Authority Refunding Bond (Tax Revenue)	5.75	3-1-2029	3,000,000	3,583,530
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,541,605
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,168,528
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,711,628
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2024	310,000	389,354
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2025	425,000	540,944
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2026	500,000	646,055
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2027	525,000	670,199
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	250,000	258,775
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,502,696
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,823,956
Chester County PA IDA Renaissance Academy Charter School (Education Revenue)	3.75	10-1-2024	1,000,000	1,045,200
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	597,985
Commonwealth of Pennsylvania Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,162,660
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,359,715
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,158,550
Cumberland County PA Municipal Authority Dickinson College Project Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,315,152
Cumberland County PA Municipal Authority Refunding Bond Dickinson College Project (Education Revenue)	5.00	5-1-2028	1,170,000	1,443,359
Dauphin County PA (GO Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,005,720
Delaware County PA Authority Neumann University Refunding Bond (Education Revenue)	5.00	10-1-2031	1,500,000	1,686,975
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,834,454
Delaware County PA Vocational & Technical School Authority (Lease Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,155,240
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,465,418
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,116,300
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2028	450,000	528,354

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00%	12-1-2029	$375,000	$438,203
Easton Area PA Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	180,000	214,637
Easton Area PA Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	200,000	237,506
Easton Area PA Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	150,000	177,099
Easton Area PA Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2029	200,000	234,578
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,942,650
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National Insured)	7.00	7-1-2016	435,000	440,820
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,216,260
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	3,000,000	3,566,040
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,827,126
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	931,829
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	961,585
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,241,520
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,695,300
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University Second Series (Education Revenue, AGC Insured)	5.00	4-1-2027	3,760,000	3,760,000
Montgomery County PA IDA Adult Communities Total Services Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,116,280
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,145,390
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,143,013
Moon Area PA School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,719,290
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,657,335
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2019	320,000	348,432
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2020	635,000	704,209
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2021	250,000	281,730
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2025	225,000	258,539
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.90	6-1-2044	2,000,000	2,000,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.65	4-1-2019	2,000,000	2,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ø	0.60	8-1-2045	3,000,000	3,000,000
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	1,007,220
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	3,076,874
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, AGC Insured)	5.00	12-15-2024	3,070,000	3,092,350
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,469,870
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,585,268
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,334,230
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,145,090
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	650,000	652,295
Pennsylvania Housing Finance Agency SFMR Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,953,389

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00%	4-1-2028	$2,070,000	$2,204,074
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,207,788
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,668,405
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,381,740
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGC Insured)	6.25	6-1-2038	3,500,000	3,908,870
Philadelphia PA Airport Refunding Bond AMT Series A (Airport Revenue)	5.00	6-15-2030	1,500,000	1,750,920
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,000,000	1,045,440
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,176,610
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	750,000	800,790
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,247,438
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,220,000	1,287,088
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,051,160
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	705,000	752,834
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2028	2,500,000	2,966,175
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,134,000
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue)	5.00	4-1-2029	1,000,000	1,203,950
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,395,767
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,658,814
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,240,540
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,563,098
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,738,455
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,396,480
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	596,990
Reading PA School District Notes Series A (GO Revenue, AGM Insured)	5.00	2-1-2033	1,500,000	1,713,705
Reading PA School District Refunding Bond (GO Revenue)	3.13	4-1-2024	1,000,000	1,003,940
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,600,480
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	1,003,170
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,805,400
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,864,960
State Public School Building Authority Philadelphia Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,500,000	1,786,590
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.69	11-1-2028	1,500,000	1,497,195
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,158,363
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,681,484
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2019	895,000	965,374

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)		4.00%	6-1-2020	$970,000	$1,064,691
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)		4.00	6-1-2021	1,000,000	1,114,330
					182,725,686

Virgin Islands : 2.17%
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A		4.00	9-1-2017	600,000	623,088
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A		5.00	9-1-2018	750,000	813,795
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A		5.00	9-1-2019	500,000	556,585
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2029	2,000,000	2,271,740
					4,265,208

Total Municipal Obligations (Cost $179,008,759)					191,296,224

		Yield		Shares
Short-Term Investments : 0.34%
Investment Companies : 0.34%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)		0.15		657,354	657,354

Total Short-Term Investments (Cost $657,354)					657,354

Total investments in securities (Cost $179,666,113)*	97.86%				191,953,578
Other assets and liabilities, net	2.14				4,204,119

Total net assets	100.00%				$196,157,697

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $179,839,163 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,407,105
Gross unrealized losses	(292,690)

Net unrealized gains	$12,114,415

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation

4

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SFMR	Single-family mortgage revenue

5

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$191,296,224	$0	$191,296,224
Short-term investments
Investment companies	657,354	0	0	657,354

Total assets	$657,354	$191,296,224	$0	$191,953,578

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.00%
Alabama : 1.05%
Alabama 21st Century Authority Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,143,100
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.85	11-15-2038	14,615,000	14,615,877
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,041,786
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	26,520,000	28,250,960
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	1.63	7-15-2034	12,500,000	12,598,125
				60,649,848

Alaska : 0.09%
Alaska Housing Finance Corporation Series A2 (Housing Revenue)	4.55	12-1-2020	1,080,000	1,099,192
Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,573,152
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,287,210
				4,959,554

Arizona : 1.74%
Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,534,360
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	14,845,000	15,246,260
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	464,405
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	496,659
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,105,000	1,124,570
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	3.00	7-1-2017	3,500,000	3,594,220
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2017	32,500,000	34,181,550
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,638,569
Maricopa County AZ PCR Series A (Utilities Revenue) ±	2.40	6-1-2043	9,300,000	9,440,430
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,779,050
Navajo Nation AZ Refunding Bond Series A (Miscellaneous Revenue) 144A	2.90	12-1-2020	14,205,000	14,316,083
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,095,600
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2016	1,280,000	1,286,656
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2017	1,365,000	1,387,809
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,271,743
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	1.60	3-1-2028	2,500,000	2,504,900
				100,362,864

California : 5.89%
Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,845,000	8,815,015
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	11,900,000	12,029,234
California (GO Revenue) ±	4.00	12-1-2027	55,200,000	57,348,384
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.95	6-1-2047	31,160,000	31,160,000
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,000,000	9,193,950

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.05%	12-1-2037	$12,000,000	$12,232,920
California Infrastructure & Economic Development Bank Series A (Education Revenue) ±	1.40	8-1-2037	25,460,000	25,497,172
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,004,020
California Refunding Bond Series B (GO Revenue) ±	1.15	5-1-2017	7,000,000	7,018,270
California Refunding Bond Series B (GO Revenue) ±	1.30	5-1-2018	6,000,000	6,040,380
California Series D (GO Revenue) ±	1.01	12-1-2028	27,000,000	27,025,380
California Series E (GO Revenue) ±	1.14	12-1-2029	18,000,000	18,016,380
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2041	15,050,000	15,050,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2040	5,625,000	5,625,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2040	4,300,000	4,300,000
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,871,094
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,179,748
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,574,735
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	5,050,000	3,942,535
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	3,024,165
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2018	5,840,000	6,365,308
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	24,435,000	25,554,612
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,083,900
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,113,640
Oakland CA Unified School District Alameda County Refunding Bond (GO Revenue, National Insured)	5.00	8-1-2016	3,030,000	3,074,450
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,105,025
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.24	11-1-2036	15,525,000	15,525,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,768,458
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	3,610,000	470,491
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	20,000,000	19,809,200
				338,818,466

Colorado : 0.63%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	2,000,000	1,917,060
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	2.15	9-1-2039	15,325,000	15,364,232
Colorado HCFR Catholic Health Initiatives Series C2 (Health Revenue) ±	1.55	10-1-2039	8,500,000	8,444,920
Colorado HCFR Catholic Health Initiatives Series C4 (Health Revenue) ±	1.55	10-1-2039	3,495,000	3,471,618
Colorado Housing & Finance Authority Traditions Englewood Project (Housing Revenue)	0.90	12-1-2017	7,000,000	7,008,890
				36,206,720

Connecticut : 3.62%
Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	0.75	1-1-2018	9,810,000	9,776,842
Connecticut Health & HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	12,515,000	12,634,518
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,405,061
Connecticut HEFA Series 2010A-4 (Education Revenue) ±	1.20	7-1-2049	33,080,000	33,253,008
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,000,000	34,053,040

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Securities Industry and Financial Market Association Index Refunding Notes (Miscellaneous Revenue) ±	1.50%	5-15-2019	$3,500,000	$3,523,625
Connecticut Series A (Miscellaneous Revenue) ±	0.95	3-1-2019	3,200,000	3,174,048
Connecticut Series A (Miscellaneous Revenue) ±	1.05	3-1-2020	8,285,000	8,210,352
Connecticut Series A (Miscellaneous Revenue) ±	1.08	4-15-2017	4,700,000	4,701,175
Connecticut Series A (Miscellaneous Revenue) ±	1.17	5-15-2017	17,000,000	17,053,040
Connecticut Series A (Miscellaneous Revenue) ±	1.32	5-15-2018	17,740,000	17,782,576
Connecticut Series A (Miscellaneous Revenue) ±	1.50	4-15-2019	5,600,000	5,635,896
Connecticut Series A (Miscellaneous Revenue) ±	1.75	3-1-2019	21,500,000	21,498,710
Connecticut Series C (Miscellaneous Revenue) ±	1.05	5-15-2016	5,000,000	5,003,600
Connecticut Series D (GO Revenue) ±	0.92	9-15-2017	2,100,000	2,091,999
Connecticut State HEFA Hartford Healthcare Series G (Health Revenue) ±	1.25	7-1-2049	10,000,000	9,975,600
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2017	1,500,000	1,573,860
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,082,420
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	707,844
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	783,097
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,102,830
Mohegan Tribe of Indians of Connecticut (Miscellaneous Revenue)	2.65	12-15-2017	8,230,000	8,357,400
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,593,024
				207,973,565

Delaware : 0.04%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,050,862
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,268,720
				2,319,582

District of Columbia : 0.22%
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	1.15	12-1-2017	13,000,000	12,919,530

Florida : 3.13%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,220,666
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	6,037,668
Escambia County FL Gulf Power Company Project (Resource Recovery Revenue) ±	1.40	4-1-2039	9,500,000	9,545,030
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	746,975
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	883,518
Jacksonville FL Sales Refunding Bond Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,126,860
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,023,030
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,995,000	2,016,307
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,816,903
Miami FL Refunding Bond Homeland Defense (GO Revenue, National Insured)	5.00	1-1-2017	5,000,000	5,145,150
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,600,000	1,600,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.84	10-13-2023	6,670,000	6,670,000
Miami-Dade County FL Miami International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2021	16,000,000	16,982,080
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.79	5-1-2037	26,735,000	26,735,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	18,650,625
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGC Insured)	5.00	5-1-2016	1,400,000	1,405,376

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue) ±	5.00%	5-1-2032	$17,500,000	$17,567,025
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.79	5-1-2031	16,530,000	16,530,000
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	609,126
Palm Beach County FL HCFR ACTS Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,467,076
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,299,628
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	330,000	336,168
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	14,865,000	15,418,127
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,317,852
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,969,080
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,675,000	3,743,208
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,011,790
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,181,800
				180,056,068

Georgia : 2.35%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.79	11-1-2038	21,500,000	21,886,570
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,629,800
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	18,261,713
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	11,000,000	11,263,340
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.35	8-15-2035	23,000,000	22,801,970
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,425,072
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	83,741	83,885
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	8,015,000	8,286,228
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	5,127,397
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2021	2,600,000	2,954,380
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.92	10-1-2016	1,010,000	1,007,808
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Utilities Revenue) ±	2.00	7-1-2025	3,255,000	3,315,999
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	16,000,000	16,361,280
				135,405,442

Guam : 0.09%
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	506,048
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	740,705
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,860,500
				5,107,253

Illinois : 10.00%
Chicago IL Board of Education Dedicated Series C1 (GO Revenue) ±	9.00	3-1-2032	22,300,000	22,287,289
Chicago IL Board of Education Dedicated Series C2 (GO Revenue) ±	1.50	3-1-2032	33,000,000	29,691,750
Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2018	1,400,000	1,478,932

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00%	1-1-2020	$11,990,000	$12,859,515
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	958,930
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2020	765,000	767,410
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.15	3-1-2035	24,000,000	21,431,760
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.23	3-1-2036	48,000,000	39,958,080
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2019	5,335,000	4,772,744
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2019	1,105,000	1,148,316
Chicago IL Board of Education Series G (GO Revenue) ±	4.40	3-1-2032	7,000,000	6,535,060
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	7,622,762
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,019,940
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2017	1,820,000	1,852,432
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2018	180,000	186,928
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,095,910
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	890,000	996,586
Chicago IL O’Hare International Airport Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,713,818
Chicago IL Park District Personal Property Replacement Tax (GO Revenue)	5.00	1-1-2019	500,000	542,025
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,853,798
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,890,000	1,998,410
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,000,000	1,084,050
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,000,000	1,099,090
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,116,500
Chicago IL Prerefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00	1-1-2017	720,000	737,410
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,465,000	4,659,495
Chicago IL Project & Refunding Bond Series C (GO Revenue, National Insured)	4.00	1-1-2017	345,000	348,143
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00	1-1-2021	10,280,000	10,487,964
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,840,393
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	4,042,405
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,769,520
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	1,335,000	1,338,404
Chicago IL Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	1,985,000	2,026,645
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	10,200,000	10,238,148
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,100,000	1,109,878
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	8,010,000	8,315,662
Chicago IL Refunding Bond Series C (GO Revenue)	5.00	1-1-2020	4,375,000	4,555,075
Chicago IL Refunding Bond Series C (GO Revenue)	5.00	1-1-2021	4,470,000	4,673,162
Chicago IL Revenue Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	4,955,000	5,083,285
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	500,000	512,510
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	1,350,000	1,398,276
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	5,750,000	5,888,000
Chicago IL Series A (GO Revenue, National Insured)	5.53	1-1-2020	1,290,000	1,307,351
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	640,000	656,730
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	4,805,000	4,967,649
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2019	8,090,000	8,162,648
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2020	2,860,000	2,885,683
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	5,000,000	5,215,100
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	4,750,000	4,928,600
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.00	6-1-2018	375,000	404,096
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.25	6-1-2019	1,480,000	1,597,734

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Unrefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00%	1-1-2017	$455,000	$458,940
Chicago IL Wastewater Transmission Revenue (Water & Sewer Revenue)	5.00	1-1-2017	1,200,000	1,232,460
Chicago IL Wastewater Transmission Revenue Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,604,671
Chicago IL Water Revenue Project and Refunding Bonds (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,925,000	2,041,636
Chicago IL Waterworks Revenue Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2020	730,000	812,782
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,097,952
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,440,024
Cook County IL Series A (GO Revenue)	5.00	11-15-2019	2,150,000	2,381,405
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,328,104
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,535,000	23,669,334
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,055,780
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,638,310
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,854,108
Illinois (GO Revenue)	5.00	9-1-2016	10,000,000	10,032,400
Illinois (GO Revenue)	5.00	1-1-2017	3,200,000	3,218,368
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,907,044
Illinois (GO Revenue, Ambac Insured)	5.00	11-1-2018	10,650,000	10,683,654
Illinois (GO Revenue)	5.00	2-1-2019	1,500,000	1,621,635
Illinois (GO Revenue)	5.00	2-1-2020	2,500,000	2,750,225
Illinois (GO Revenue)	5.00	2-1-2021	11,635,000	12,861,445
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,215,120
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,105,000	5,190,866
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,477,276
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,330,930
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	739,018
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,000,000	1,073,360
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	1,440,000	1,483,776
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,808,710
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2017	1,725,000	1,775,474
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	2,014,595
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	8,193,564
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,525,000	1,637,789
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	13,566,801
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,849,066
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,617,300
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,537,900
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	10,307,746
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,510,000	1,668,052
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,518,403
Illinois Series A (GO Revenue)	3.75	9-1-2016	2,000,000	2,022,900
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	12,982,503
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,878,742
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,423,300
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,757,050
Illinois Series A (GO Revenue)	5.00	4-1-2022	3,575,000	3,987,341
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,366,400
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	4,846,969
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	17,120,000	17,649,522
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,977,767
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	892,778
Lake County IL Community High School District #117 Antioch CAB Series B (GO Revenue, National Insured) ¤	0.00	12-1-2016	4,975,000	4,944,155
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,633,606
Lake County IL Forest Preservation District Series A (GO Revenue) ±	0.88	12-15-2016	1,085,000	1,084,241
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	1,000,000	884,530

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00%	6-15-2017	$11,210,000	$10,993,871
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,160,000	5,986,226
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2020	1,000,000	1,121,010
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.65	6-1-2025	13,495,000	13,495,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	635,000
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,476,760
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,134,407
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	1,705,000	1,705,000
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,150,527
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2020	1,480,000	1,534,982
				575,482,611

Indiana : 4.14%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	79,215,000	81,333,209
Indiana Finance Authority Refunding Bond Series A (Miscellaneous Revenue, National Insured)	4.50	12-1-2021	5,000,000	5,138,850
Indiana Finance Authority Refunding Bond Southern Indiana Gas & Electric Company Series E (Utilities Revenue) ±	1.95	5-1-2037	3,000,000	3,030,360
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.48	11-15-2031	70,710,000	70,758,790
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	11,285,000	11,800,047
Indiana HFFA Ascension Health Series A7 (Health Revenue) ±	2.00	10-1-2026	9,425,000	9,598,137
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	600,000	600,000
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,059,760
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	4,285,000	4,315,809
Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue) ±	2.38	9-1-2055	6,550,000	6,667,114
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.15	12-1-2044	45,000,000	43,887,600
				238,189,676

Iowa : 0.10%
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	5,660,000	5,895,513

Kansas : 0.34%
Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	11,532,326
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series B (Tax Revenue) ¤	0.00	6-1-2021	10,505,000	7,918,984
				19,451,310

Kentucky : 1.95%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.15	2-1-2040	33,495,000	33,521,796
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,615,350
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,024,370
Kentucky EDFA Series B1 (Health Revenue) ±	1.20	2-1-2046	10,720,000	10,583,320
Kentucky EDFA Series B2 (Health Revenue) ±	1.20	2-1-2046	11,220,000	11,076,945
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	1,600,000	1,693,360

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Kentucky (continued)
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00%	6-1-2018	$1,200,000	$1,284,612
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.80	9-1-2042	25,000,000	24,988,750
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	26,133,250
				111,921,753

Louisiana : 2.54%
Desoto Parish LA PCR (Utilities Revenue)	1.60	1-1-2019	15,000,000	15,054,750
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.80	2-1-2046	42,585,000	42,165,538
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	1.01	2-1-2049	35,500,000	35,131,865
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,319,585
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,007,590
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,792,400
New Orleans LA Master Lease Agreement (GO Revenue) (i)	5.25	1-1-2018	6,121,493	6,269,940
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,224,285
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,419,386
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.80	11-1-2040	35,000,000	35,000,000
				146,385,339

Maryland : 2.05%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.65	7-1-2034	16,050,000	16,019,666
Maryland Community Development Administration Department Housing & Community Multifamily Bernard E Mason Apartments Series F (Housing Revenue)	1.17	11-1-2017	18,020,000	18,028,650
Maryland Community Development Administration Department Housing & Community Multifamily Riverwatch Apartments Series J (Housing Revenue)	1.00	4-1-2017	11,750,000	11,745,418
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.89	5-15-2046	8,000,000	7,973,760
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.87	5-15-2029	10,210,000	10,172,325
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.44	5-15-2042	12,500,000	12,533,625
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	1.12	5-15-2038	22,200,000	22,196,226
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.12	5-15-2038	19,035,000	19,031,764
				117,701,434

Massachusetts : 2.86%
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.60	8-1-2043	82,250,000	82,196,538
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue)	2.25	12-1-2041	2,665,000	2,682,962
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	502,965
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	512,765
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,032,830
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,821,855
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,619,675
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,591,110

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00%	1-1-2019	$3,000,000	$3,263,970
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,328,110
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2022	2,955,000	3,378,895
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,179,920
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.28	7-1-2038	40,000,000	39,994,800
Massachusetts Series A (GO Revenue) ±	0.92	9-1-2016	4,000,000	4,001,760
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.83	1-1-2018	9,500,000	9,480,240
				164,588,395

Michigan : 4.21%
Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	1,000,577
Birmingham MI City School District (GO Revenue)	5.00	11-1-2019	5,970,000	6,809,919
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	250,000	261,460
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,424,224
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	572,765
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,335,396
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	680,000	681,938
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	740,000	765,900
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,630,907
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,732,473
Detroit MI (GO Revenue)	5.00	11-1-2016	855,000	873,468
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,104,450
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	4,060,000	4,064,263
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	3,004,920
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	510,000	516,314
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	975,000	1,009,125
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,274,174
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,170,020
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,539,491
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	640,000	642,381
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,045,840
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,172,220
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,208,148
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,250,689
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,376,970
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	3,070,020
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	559,388
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	409,187
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	585,700

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2018	$750,000	$812,295
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,791,822
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	1,021,506
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,595,630
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,940,000	3,367,859
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,622,389
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,793,375
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,387,278
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,617,684
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2016	2,000,000	2,021,580
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,619,400
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,160,280
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	11,484,600
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,821,450
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,676,025
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	2,059,218
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,787,225
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,821,450
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,975,767
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	820,432
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,584,387
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	750,000	777,683
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,254,979
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	16,960,050
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	23,815,000	24,232,953
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,280,000	1,306,957
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	7,000,000	7,059,220
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	416,121
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	29,250,000	29,902,568
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	900,000	941,625
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	1,007,667
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2018	2,060,000	2,188,709
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2019	1,860,000	2,020,313
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2020	1,425,000	1,575,922
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,119,630

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00%	5-1-2020	$500,000	$575,205
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,445,000	1,511,239
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,655,291
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	21,621,245
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,165,760
				242,227,116

Minnesota : 0.32%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,219,180
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	10,410,000	10,456,325
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.02	11-15-2017	5,800,000	5,734,750
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	670,000	717,825
				18,128,080

Mississippi : 0.32%
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ±	1.63	12-1-2040	10,075,000	10,138,271
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	509,251
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.93	9-1-2017	7,605,000	7,604,620
				18,252,142

Missouri : 0.36%
Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00	12-1-2019	3,000,000	3,089,910
Kansas City MO Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,238,263
Kansas City MO Series A (GO Revenue)	5.00	2-1-2019	1,000,000	1,113,580
Kansas City MO Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,713,943
Missouri Development Finance Board Refunding Bond & Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	502,745
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,780,525
				20,438,966

Nebraska : 0.02%
Public Power Generation Agency Whelan Energy Center Unit (Utilities Revenue)	5.00	1-1-2020	1,000,000	1,127,920

Nevada : 0.58%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,116,000
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,141,350
Clark County NV PCR (Industrial Development Revenue) ±	1.88	6-1-2031	880,000	891,563
Clark County NV School District Series A (GO Revenue, National Insured)	5.00	6-15-2021	2,000,000	2,157,980
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	21,162,220
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2021	1,400,000	1,496,082
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	445,000	446,037
Nevada River Commission Hoover Upgrading Project Series E (GO Revenue)	5.00	10-1-2016	4,595,000	4,699,398
				33,110,630

11

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire : 0.12%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00%	7-1-2018	$2,405,000	$2,491,941
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,773,575
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	1,580,000	1,656,677
				6,922,193

New Jersey : 4.76%
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2017	1,000,000	1,022,640
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2019	1,500,000	1,554,690
Hudson County NJ Certificate of Participation (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,017,120
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2017	1,000,000	1,042,580
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,217,265
Jersey City NJ Refunding Bond (GO Revenue, AGM Insured)	4.00	9-1-2017	1,620,000	1,687,943
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2016	2,235,000	2,255,607
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,851,920
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,689,968
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,520,000	19,153,384
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,205,418
New Jersey EDA Revenue Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	2,375,000	2,608,629
New Jersey EDA Revenue Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,924,824
New Jersey EDA Revenue Refunding Bond (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,628,375
New Jersey EDA Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,119,070
New Jersey EDA Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,830,942
New Jersey EDA Revenue Unrefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	610,000	663,247
New Jersey EDA Revenue Unrefunded School Facilities School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	865,000	925,187
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,083,460
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,179,599
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	1.30	2-1-2017	20,725,000	20,519,201
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,690,000	5,044,658
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.13	2-1-2017	10,000,000	9,925,600
New Jersey EDA School Facilities Construction Series C (Miscellaneous Revenue) ±	2.20	2-1-2018	38,000,000	37,814,940
New Jersey EDA School Facilities Construction Series NN (Miscellaneous Revenue)	5.00	3-1-2022	330,000	362,535
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,425,000	2,502,576
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	541,795
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2016	540,000	546,966
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	583,074
New Jersey HCFA Trinitas Hospital Obligation Series B (Health Revenue)	5.25	7-1-2023	5,000,000	5,248,800
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,309,792
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	4,000,000	4,158,920
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,891,794
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,605,000	1,716,676

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00%	9-15-2017	$7,265,000	$7,711,434
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	2,205,000	2,278,823
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,263,910
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,076,710
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	37,098,295
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,234,772
New Jersey TTFA Transit System Series A (GO Revenue)	5.75	6-15-2020	4,150,000	4,636,422
New Jersey Turnpike Authority Series B-2 (Transportation Revenue) ±	0.71	1-1-2024	25,000,000	24,985,500
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.86	1-1-2024	4,700,000	4,692,433
Newark NJ Housing Authority Refunding Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2020	2,170,000	2,458,805
Newark NJ Housing Authority Refunding Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	5,275,562
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	745,787
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	628,416
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	326,133
Trenton NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	1,710,000	1,782,761
Trenton NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,901,896
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	3.00	8-1-2017	600,000	615,822
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	452,527
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	571,116
				273,566,319

New Mexico : 0.91%
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,154,285
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,273,142
Farmington NM PCR Southern California Edison Company Four Corners Project Series B (Utilities Revenue) ±	1.88	4-1-2029	4,750,000	4,819,825
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.29	12-1-2028	395,000	393,049
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	310,000	328,504
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.04	11-1-2039	40,000,000	39,563,600
				52,532,405

New York : 11.44%
Branch Banking & Trust Class C (Miscellaneous Revenue, Rabobank LOC) ±144A	1.10	11-15-2017	17,983,542	17,847,766
Branch Banking & Trust Class D (Miscellaneous Revenue, Rabobank LOC) ±144A	1.20	11-15-2019	6,000,000	5,907,240
Deutsche Bank SPEAR/LIFER Trust Series DB 1087 (GO Revenue, HUD Insured, Deutsche Bank LIQ) 144Aø	0.95	12-1-2029	19,765,000	19,765,000
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	0.95	5-1-2033	12,000,000	11,877,120
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.18	5-1-2033	33,750,000	33,602,513
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue) ±	4.00	11-15-2034	14,365,000	15,671,497
Metropolitan Transportation Authority New York Series A3 (Transportation Revenue) ±	0.90	11-15-2042	39,500,000	39,058,390
Metropolitan Transportation Authority New York Sub Series A2 (Transportation Revenue) ±	0.98	11-15-2039	2,000,000	1,978,020
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	1.30	11-1-2018	32,600,000	32,674,980
Metropolitan Transportation Authority New York Sub Series B4 (Transportation Revenue) ±	5.00	11-15-2030	12,445,000	14,126,942

13

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Metropolitan Transportation Authority New York Sub Series C2 (Transportation Revenue) ±	4.00%	11-15-2033	$8,000,000	$8,940,880
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	0.90	11-1-2032	15,000,000	14,921,400
Metropolitan Transportation Authority New York Sub Series G1 (Transportation Revenue) ±	0.77	11-1-2026	31,950,000	31,515,480
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.99	11-1-2031	16,000,000	16,010,720
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	1.13	11-1-2030	11,655,000	11,664,674
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,410,444
Nassau County NY Prerefunded Bond Series C (GO Revenue)	5.00	10-1-2020	3,020,000	3,447,330
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	2,008,036
Nassau County NY Unrefunded Bond Series C (GO Revenue)	5.00	10-1-2020	45,000	50,997
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,804,464
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.14	5-1-2018	9,795,000	9,795,098
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,371,095
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	821,220
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,131,410
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	3,580,000	3,657,042
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.56	4-1-2017	16,750,000	16,729,063
New York NY Adjusted Fiscal 2008 Sub Series A4 (GO Revenue, AGM Insured) ±(m)	0.46	8-1-2026	6,325,000	6,325,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGC Insured) ±(m)	0.48	10-1-2027	14,025,000	14,025,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO Revenue) ±	0.87	8-1-2021	19,000,000	19,000,760
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	0.51	12-1-2020	15,000,000	14,437,500
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	6,248,721
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,271,105
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,087,340
New York NY John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	10,800,000	10,824,192
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.40	6-15-2032	15,000,000	15,000,000
New York NY Refunding Bond 2015 Series A (GO Revenue)	5.00	8-1-2021	7,515,000	8,930,976
New York NY Series J-4 (GO Revenue) ±	0.95	8-1-2025	2,000,000	1,999,940
New York NY Sub Series J-11 (GO Revenue) ±	0.98	8-1-2027	18,960,000	18,917,530
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2019	1,855,000	2,071,349
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	25,175,000	28,920,537
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	6,828,835
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	42,840,000	42,844,284
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	15,000,000	15,117,300
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,194,002
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2020	1,390,000	1,479,488
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,570,436
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,930,028
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	669,337

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Suffolk County NY Economic Development Corporation Catholic Health Services (Health Revenue)	5.00%	7-1-2016	$1,250,000	$1,263,738
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,294,412
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,492,474
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,861,998
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	3,079,362
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,289,694
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,716,664
Suffolk County NY Refunding Bond (GO Revenue, AGM Insured)	5.00	2-1-2017	1,500,000	1,554,525
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,914,461
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,543,541
Suffolk County NY TAN (GO Revenue)	2.00	7-27-2016	35,000,000	35,147,000
Tobacco Settlement Financing Corporation Asset-Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2020	20,000,000	20,158,000
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series ABCD-3 (Transportation Revenue, AGM Insured) ±	0.65	1-1-2017	4,100,000	4,093,276
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series BE (Transportation Revenue) ±	0.94	1-1-2032	31,200,000	31,229,640
Yonkers NY Series A (GO Revenue)	5.00	10-1-2016	2,000,000	2,043,760
				658,165,026

North Carolina : 0.58%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.75	6-1-2038	7,000,000	7,000,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGC Insured)	6.00	1-1-2019	710,000	771,514
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	10,331,800
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	13,145,000	13,717,991
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,394,292
				33,215,597

North Dakota : 0.10%
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	5,000,000	5,002,500
Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,009,800
				6,012,300

Ohio : 3.46%
Cleveland OH Municipal School District (GO Revenue, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,755,604
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	10,000,000	9,997,800
Cuyahoga OH Metropolitan Housing Authority Headquarters Project (Housing Revenue)	1.75	3-1-2020	5,900,000	5,879,999
Cuyahoga OH Metropolitan Housing Authority Heritage View Homes Project (Housing Revenue)	1.00	6-1-2017	5,550,000	5,552,331
Franklin County OH Hospital Facilities Refunding Bond Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	17,586,690
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	1.01	5-1-2038	73,500,000	73,452,225
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	711,527
Lucas Metropolitan Housing Authority OH Certificate of Participation (Housing Revenue)	2.25	11-1-2020	1,015,000	1,026,358
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,614,785
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,050,680

15

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10%	3-1-2023	$10,000,000	$10,204,700
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue) ±	3.13	7-1-2033	1,500,000	1,522,560
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	5,000,000	5,159,150
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,000,000	2,069,200
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2020	1,000,000	1,143,070
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2021	1,205,000	1,398,981
Ohio Water Development Authority First Energy Nuclear Generation Project (Water & Sewer Revenue) ±	4.00	12-1-2033	4,000,000	4,180,520
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	31,000,000	31,621,550
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	17,950,000	18,694,028
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,159,820
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,456,236
				199,237,814

Oklahoma : 0.68%
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,680,000	2,912,222
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,234,020
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	538,015
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,934,693
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2019	1,000,000	1,122,040
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,244,495
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.46	6-1-2019	16,250,000	15,640,625
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,305,187
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,326,653
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,120,820
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	2,495,000	2,533,448
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	569,941
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	778,970
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	905,210
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,022,060
				39,188,399

Other : 0.64%
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	1.15	12-1-2017	9,760,000	9,760,000
FHLMC Multifamily Certificates Series M012 Class A1B (Miscellaneous Revenue)	2.70	8-15-2051	15,000,000	15,651,600
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	8,302,859	8,704,634
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,697,740	2,808,698
				36,924,932

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 6.63%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00%	1-1-2017	$2,500,000	$2,577,550
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.13	2-1-2021	3,190,000	3,181,387
Allegheny County PA Series C-68 (GO Revenue)	5.00	11-1-2017	1,340,000	1,427,623
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	4,300,000	4,427,753
Beaver County PA IDA Pollution Control Series A (Utilities Revenue) ±	2.70	4-1-2035	1,400,000	1,407,350
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,659,092
Delaware County PA Authority University Revenue Neumann University (Education Revenue)	4.00	10-1-2021	3,215,000	3,455,386
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,010,000	2,017,437
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	1,270,000	1,389,190
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,900,000	9,434,089
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,306,622
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	735,000	765,841
Hempfield PA School District (GO Revenue) ±	0.65	8-1-2017	3,770,000	3,730,227
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,530,802
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,611,820
Manheim Township PA School District Series A (GO Revenue) ±	0.70	5-1-2025	4,700,000	4,637,913
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2017	1,250,000	1,286,500
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2018	1,000,000	1,059,460
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,451,984
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue) ±	2.50	10-1-2030	40,795,000	41,120,544
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	30,000,000	30,239,400
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	1,925,000	1,961,286
Nazareth PA Area School District (GO Revenue) ±	0.82	2-1-2031	15,055,000	14,994,931
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,442,741
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	929,412
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,447,278
Pennsylvania EDFA Pennsylvania Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,675,000	7,061,015
Pennsylvania EDFA Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.65	4-1-2019	6,400,000	6,400,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.90	6-1-2044	70,000,000	70,000,000
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.60	8-1-2045	17,000,000	17,000,000
Pennsylvania HEFAR (Education Revenue) ø	0.65	9-1-2045	12,075,000	12,075,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.87	7-1-2017	1,695,000	1,696,254
Pennsylvania HEFAR Prerefunded Temple University (Education Revenue, National Insured)	5.00	4-1-2020	175,000	175,000
Pennsylvania HEFAR Unrefunded Temple University (Education Revenue, National Insured)	5.00	4-1-2020	595,000	595,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.00	12-1-2017	14,765,000	14,719,524
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.55	12-1-2019	18,150,000	18,291,389
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.67	12-1-2020	11,300,000	11,403,282

17

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00%	7-1-2019	$2,500,000	$2,809,550
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,061,050
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,512,435
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,927,845
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,344,410
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,372,425
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,561,710
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,215,620
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	2,112,072
Philadelphia PA School District Refunding Notes Series C (GO Revenue)	5.00	9-1-2019	5,990,000	6,584,627
Philadelphia PA School District Series A (GO Revenue)	4.00	9-1-2017	500,000	518,160
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2017	2,150,000	2,256,576
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2018	5,300,000	5,731,950
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2017	1,000,000	1,053,280
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,090,390
Philadelphia PA Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	4,550,000	4,789,057
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2016	600,000	608,538
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	917,870
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	2,855,000
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,780,667
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	1,140,000	1,152,095
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,105,670
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2016	715,000	722,529
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2017	400,000	410,248
West Mifflin PA School District (GO Revenue, AGM Insured)	4.00	10-1-2017	410,000	426,576
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	657,466
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	833,340
York County PA Refunding Bond (GO Revenue) ±	0.60	6-1-2033	15,130,000	15,092,780
				381,414,018

Puerto Rico : 1.06%
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,925,000	3,954,477
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	25,890,000	26,076,408
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	11,825,000	12,215,225
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	550,451
Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,500,000	7,718,625
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,200,000	10,046,796
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	5,405,000	641,844
				61,203,826

Rhode Island : 0.44%
Rhode Island Health & Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series A (Health Revenue, AGM Insured)	5.00	5-15-2018	4,300,000	4,321,242

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island (continued)
Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00%	11-1-2018	$265,000	$291,079
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2016	3,015,000	3,026,789
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,547,145
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,101,770
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	14,830,000	14,913,938
				25,201,963

South Carolina : 0.05%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	148,168
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	135,958
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,500,000	2,573,525
				2,857,651

Tennessee : 1.48%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,323,670
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,411,197
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	857,762
Knox County TN Health Educational & Housing Facilities Board University Health Systems Incorporated (Health Revenue)	5.00	4-1-2019	1,450,000	1,499,083
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,706,055
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,090,280
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,699,837
Memphis-Shelby County TN Nucor Steel Memphis Incorporation (Industrial Development Revenue) ø	0.83	9-1-2037	10,000,000	10,000,000
Nashville TN Davidson County HEFA Vanderbilt University Series B (Education Revenue) ±	1.00	10-1-2038	10,000,000	9,983,400
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,456,223
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,750,624
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,609,078
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	7,001,818
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	14,478,940
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,519,429
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,605,721
				84,993,117

Texas : 14.15%
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2017	500,000	518,365
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,548,555
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	264,490
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	809,160
Clear Creek TX Independent School District Series B (GO Revenue) ±	3.00	2-15-2032	3,750,000	3,971,288

19

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Clear Creek TX Independent School District (GO Revenue) ±	1.35%	2-15-2038	$12,000,000	$12,067,320
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.46	7-1-2031	5,150,000	5,150,000
Corpus Christi TX Utility System Revenue Junior Lien Series B (Water & Sewer Revenue) ±	2.00	7-15-2045	12,585,000	12,688,826
Cypress Fairbanks TX School District (GO Revenue)	4.25	2-15-2021	2,775,000	2,866,214
Cypress Fairbanks TX School District Series B-1 (GO Revenue) ±	3.00	2-15-2036	10,000,000	10,597,400
Denton TX Independent School District (GO Revenue) ±	2.00	8-1-2042	10,895,000	11,121,507
Denton TX Independent School District Series B (GO Revenue) ±	2.00	8-1-2044	39,075,000	40,190,201
Eagle Mountain & Saginaw TX Independent School District (GO Revenue) ±	2.00	8-1-2050	12,150,000	12,464,564
Fort Bend Independent School District School Building Series B (GO Revenue) ±	2.00	8-1-2040	12,000,000	12,172,080
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	4,620,000	4,698,863
Goose Creek TX Consolidated Independent School District (GO Revenue) ±	1.35	2-15-2040	15,160,000	15,238,074
Harlandale TX Independent School District (GO Revenue) ±	2.00	8-15-2045	22,000,000	22,463,540
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.46	7-1-2031	18,175,000	18,175,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.46	7-1-2031	16,500,000	16,500,000
Houston TX (GO Revenue) %%	5.00	3-1-2019	7,000,000	7,775,530
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	4,500,000	4,962,375
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Series B (Education Revenue) ±	0.93	5-15-2048	20,000,000	20,005,000
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,075,000	5,234,609
Houston TX Independent School District School House Series A2R (GO Revenue) ±	4.00	6-1-2039	43,000,000	44,581,540
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	1.00	5-15-2034	90,000,000	89,995,500
Hutto TX Independent School District Series 2015 (GO Revenue) ±	3.00	2-1-2055	23,425,000	25,015,558
Laredo TX Public Property Finance Contractual Obligation (GO Revenue)	3.88	2-15-2018	1,420,000	1,484,908
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,114,500
Mansfield TX Independent School District (GO Revenue) ±	1.75	8-1-2042	8,455,000	8,539,296
North East TX Independent School District (GO Revenue) ±	2.00	8-1-2044	9,000,000	9,233,010
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	29,470,000	30,082,681
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	895,926
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.63	4-1-2037	7,940,000	7,940,873
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	1.20	1-1-2050	17,250,000	17,130,803
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,188,842
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,151,797
Northside TX Independent School District Building Project (GO Revenue) ±	1.65	8-1-2045	6,250,000	6,326,750
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	21,195,000	21,743,739
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	2,640,000	2,705,551
Pasadena TX Independent School District Building Project Series B (GO Revenue) ±	3.00	2-15-2044	44,870,000	47,519,574
Pflugerville TX Independent School District Series A (GO Revenue) ±	2.00	8-15-2039	27,700,000	28,423,247
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.49	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.49	4-1-2040	35,000,000	35,000,000
San Antonio TX Electric & Gas Revenue Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,756,067
San Antonio TX Electric & Gas Revenue Junior Lien Series B (Utilities Revenue) ±	0.78	2-1-2033	26,700,000	26,589,195
San Antonio TX Electric & Gas Revenue Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	11,000,000	11,130,680
San Antonio TX Electric & Gas Revenue Junior Lien Series C (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,770,640

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
San Antonio TX Electric & Gas Revenue Junior Lien Series D (Utilities Revenue) ±	3.00%	12-1-2045	$12,000,000	$12,852,960
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	556,140
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	729,670
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,048,073
Tarrant County TX ECFA Hendrick Medical Center Group Edgemere Project Series B (Health Revenue)	5.00	11-15-2020	1,045,000	1,165,112
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.13	9-15-2017	2,735,000	2,737,352
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.87	9-15-2017	26,595,000	26,594,734
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	514,860
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	6,872,088
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,942,395
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,882,420
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,858,896
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.98	12-15-2017	480,000	479,741
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	14,000,000	14,127,820
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	4,000,000	4,221,400
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,669,723
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,625,895
Tomball TX Independent School District Series B2 (GO Revenue) ±	3.00	2-15-2039	10,000,000	10,444,200
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	3.00	1-10-2017	405,000	411,593
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	671,917
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,085,740
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	546,830
				813,843,197

Utah : 0.01%
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	630,000	642,285

Vermont : 0.40%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	2.13	6-1-2022	23,119,642	23,133,514

Virgin Islands : 0.13%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	7,623,075

Virginia : 1.25%
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,161,498
Gloucester County VA EDA Solid Waste Disposal Revenue Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,500,000	1,505,475
Greater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue)	5.00	6-15-2019	1,250,000	1,404,525
Greater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue)	5.00	6-15-2020	1,000,000	1,153,060
Halifax County VA IDA (Utilities Revenue) ±	2.15	12-1-2041	57,500,000	59,070,325

21

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia (continued)
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10%	9-1-2036	$2,169,000	$1,704,704
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	3,493,000	467,538
Marquis VA CDA Convertible CAB (Tax Revenue) ±144A	7.50	9-1-2045	680,000	443,469
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	2,610,000	2,849,885
				71,760,479

Washington : 0.04%
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	956,335
Washington Housing Financing Commission Nonprofit Revenue Wesley Homes Series A (Health Revenue, AGC Insured)	5.38	1-1-2017	1,110,000	1,146,353
				2,102,688

West Virginia : 0.05%
West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,867,345

Wisconsin : 0.98%
Franklin WI Waste Management Series A (Resource Recovery Revenue) ±	4.95	11-1-2016	1,800,000	1,806,300
Johnson Creek WI School District BAN (Miscellaneous Revenue)	3.00	3-1-2020	2,550,000	2,602,115
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	4,320,000	4,705,603
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.00	12-1-2038	1,545,000	1,545,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.00	10-1-2042	2,200,000	2,200,000
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,590,000	15,988,306
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,147,510
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	3,145,000	3,264,510
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	508,270
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2017	200,000	204,934
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2018	300,000	313,749
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	445,000	472,826
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	375,000	416,078
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue)	5.25	8-15-2017	8,230,000	8,374,272
				56,549,473

Total Municipal Obligations (Cost $5,617,900,544)				5,637,637,393

Other : 1.74%
Eaton Vance Municipal Income Trust ±144A§	1.90	9-1-2019	23,000,000	22,996,550
Nuveen California AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§	0.76	7-1-2018	3,000,000	2,983,500
Nuveen Dividend Advantage Municipal Fund 3 Institutional MuniFund Term Preferred Shares ±144A	1.15	10-1-2017	62,000,000	62,083,080
Nuveen Texas Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A	1.01	11-1-2018	12,000,000	12,053,640
Total Other (Cost $100,000,000)				100,116,770

	Yield		Shares
Short-Term Investments : 0.31%
Investment Companies : 0.30%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)##	0.15		17,226,516	17,226,516

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#		0.38%	6-16-2016	$925,000	$924,619

Total Short-Term Investments (Cost $18,150,756)					18,151,135

Total investments in securities (Cost $5,736,051,300)*	100.05%				5,755,905,298
Other assets and liabilities, net	(0.05)				(3,085,998)

Total net assets	100.00%				$5,752,819,300

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,736,135,738 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,842,717
Gross unrealized losses	(26,073,157)

Net unrealized gains	$19,769,560

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Columbian peso
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development

23

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

24

Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Municipal obligations	$0	$5,621,985,793	$15,651,600	$5,637,637,393
Other	0	100,116,770	0	100,116,770
Short-term investments
Investment companies	17,226,516	0	0	17,226,516
U.S. Treasury securities	924,619	0	0	924,619

Total assets	$18,151,135	$5,722,102,563	$15,651,600	$5,755,905,298

Liabilities
Futures contracts	$218,750	$0	$0	$218,750

Total liabilities	$218,750	$0	$0	$218,750

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date.

All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Derivative transactions

For the nine months ended March 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2016	Unrealized losses
6-30-2016	JPMorgan	1,000 Short	5-Year U.S. Treasury Notes	$121,164,063	$(654,002)

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 89.86%
Alabama : 0.43%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$1,893,656
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	5,325,000	5,674,107
				7,567,763

Alaska : 0.44%
Alaska Industrial Development & Export Authority Power Revenue Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,362,456
Alaska Industrial Development & Export Authority Power Revenue Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,545,000	1,775,205
Valdez AK Marine Terminal BP Pipelines Project Series 2003B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,570,320
				7,707,981

Arizona : 2.17%
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	932,184
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	310,000	316,141
Navajo Nation Arizona Series A (Miscellaneous Revenue) 144A	4.00	12-1-2022	6,345,000	6,552,926
Navajo Tribal Arizona Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	3,711,000	3,811,308
Phoenix AZ IDA Basis Schools Projects Series A (Education Revenue) 144A	3.00	7-1-2020	1,300,000	1,317,095
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	735,000	793,609
Phoenix AZ IDA Guam Facilities Foundation Incorporated Project Series 2014 (Industrial Development Revenue)	5.00	2-1-2017	2,845,000	2,905,342
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	590,000	591,546
Phoenix AZ IDA Legacy Traditional School Project Series A (Education Revenue) 144A	5.75	7-1-2024	1,400,000	1,533,532
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.65	12-1-2035	7,380,000	7,380,000
Pima County AZ IDA American Leadership Academy Project Series 2015 (Education Revenue) 144A	4.60	6-15-2025	1,530,000	1,554,725
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	983,160
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	3,000,000	2,938,050
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,194,238
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2016	395,000	396,857
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2017	1,130,000	1,154,352
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	225,894
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	853,392
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,364,141
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2020	700,000	748,062
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2021	500,000	539,155
				38,085,709

Arkansas : 0.00%
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38	5-1-2027	20,000	20,011

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 5.47%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00%	10-1-2017	$2,085,000	$2,045,010
California Bay Area Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	1.10	4-1-2047	11,600,000	11,586,196
California CDA Tender Option Bond Trust Receipts Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.60	10-1-2020	4,805,000	4,805,000
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.84	6-1-2047	25,000,000	25,000,000
California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue) ±	1.60	8-1-2037	6,325,000	6,344,354
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.05	12-1-2037	3,000,000	3,058,230
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,580,084
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	502,105
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,926
California Refunding Bond Series B (GO Revenue) ±	1.30	5-1-2018	3,000,000	3,020,190
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,189,348
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,145,701
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,367,227
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,448
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	1,975,000	1,748,132
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144Aø	0.55	2-1-2017	7,525,000	7,525,000
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,938,037
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.13	7-1-2027	11,805,000	10,677,386
Riverside CA Community College District Election of 2004 Series C (GO Revenue, AGM/National Insured, Bank of America NA LIQ) ø	0.64	8-1-2032	6,920,000	6,920,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,533,352
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,310,851
				96,014,577

Colorado : 0.50%
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,115,000	2,187,333
Colorado Health Facilities Authority Revenue Prerefunded Evangelical (Health Revenue)	5.25	6-1-2024	2,400,000	2,418,840
Colorado Health Facilities Authority Revenue Unrefunded Balance (Health Revenue)	5.25	6-1-2024	980,000	986,262
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	2,900,000	3,105,030
				8,697,465

Connecticut : 2.49%
Connecticut Economic Recovery Notes Series A-4 (GO Revenue) ø	0.55	1-1-2018	13,000,000	13,000,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,123,158
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	575,795
Connecticut Series A (Miscellaneous Revenue) ±	1.04	3-1-2021	4,495,000	4,446,634
Connecticut Series A (Miscellaneous Revenue) ±	1.21	5-15-2018	2,000,000	2,004,800
Connecticut Series A (Miscellaneous Revenue) ±	1.28	4-15-2018	5,000,000	5,007,050
Connecticut Series A (Miscellaneous Revenue) ±	1.65	4-15-2020	7,000,000	7,075,600
Connecticut Series A (Miscellaneous Revenue) ø	1.75	3-1-2019	4,050,000	4,049,757
Connecticut Series D (GO Revenue) ±	1.17	9-15-2018	1,000,000	997,850
Connecticut Series D (GO Revenue) ±	1.32	9-15-2019	3,345,000	3,339,782
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2019	1,835,000	2,037,896
				43,658,322

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.12%
Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25%	9-1-2025	$2,035,000	$2,069,615

District of Columbia : 0.31%
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.45	11-1-2042	5,535,000	5,535,000

Florida : 4.96%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,300,850
Eustis FL Multi-Purpose Revenue Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.50	12-1-2027	605,000	605,000
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	517,905
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,463,192
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,044,020
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	3,850,000	4,388,500
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,284,457
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.57	5-1-2039	15,000	15,779
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,034,860
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	1,029,600
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.74	9-25-2024	6,895,000	6,895,000
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.68	9-25-2024	6,865,000	6,865,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.68	5-1-2037	5,000,000	5,000,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2021	4,310,000	4,374,650
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	85,000	86,320
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.66	8-1-2029	35,545,000	35,545,000
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2016	770,000	771,063
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	545,000	553,627
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	565,000	579,735
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	780,000	792,347
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	805,000	825,994
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,110,540
				87,083,439

Georgia : 1.66%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.79	11-1-2038	5,000,000	5,089,900
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Utilities Revenue) ±	1.75	12-1-2049	2,000,000	2,017,920
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	5,720,000	5,860,140
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,027
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	6,000,000	6,143,640

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.24%	8-15-2035	$6,000,000	$5,948,340
Georgia Municipal Electric Authority Class A (Utilities Revenue, National Insured, Societe Generale LIQ) 144Aø	0.45	1-1-2018	1,020,000	1,020,000
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,488,081
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,579,800
				29,152,848

Guam : 0.14%
Guam Government Waterworks Authority Water & Wastewater System Series 2010 (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,264,839
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,134,730
				2,399,569

Hawaii : 0.64%
Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ø	0.74	7-1-2039	11,270,000	11,270,000

Illinois : 14.79%
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	10,255,000	8,080,120
Chicago IL Board of Education Dedicated Series C2 (GO Revenue) ±	1.39	3-1-2032	9,900,000	8,907,525
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.29	3-1-2032	7,000,000	6,535,060
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.12	3-1-2036	17,200,000	14,318,312
Chicago IL Capital Appreciation City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,975,000	6,896,116
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	1,450,000	1,555,502
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	1,810,000	1,955,090
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2023	2,400,000	2,598,144
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	2,460,000	2,665,016
Chicago IL Neighborhoods Alive 21 Series B (GO Revenue)	5.00	1-1-2026	5,835,000	5,790,129
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C (Airport Revenue)	5.00	1-1-2022	695,000	812,226
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D (Airport Revenue)	5.00	1-1-2021	500,000	581,430
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,613,466
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,676,492
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,500,000	1,691,055
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,338,360
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	5,067,528
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,310,000	1,322,864
Chicago IL Series A (Tax Revenue)	5.00	1-1-2029	5,000,000	5,310,150
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,235,000	2,289,623
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	2,030,000	2,122,263
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	2,500,000	2,594,000
Chicago IL Series C (GO Revenue)	5.00	1-1-2025	4,865,000	4,905,817
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,991,499
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,140,000	1,161,888
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,864,456
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	2,100,000	2,235,849
Chicago IL Transit Authority Capital Grant Receipts Bond Refunding Series 2011 (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2024	4,450,000	5,031,259
Chicago IL Unrefunded Balance Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	305,000	307,739

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Waterworks Revenue Series A (Water & Sewer Revenue, Ambac Insured)	5.00%	11-1-2021	$1,000,000	$1,023,350
Chicago lL Series A (Tax Revenue)	5.00	1-1-2022	3,000,000	3,235,500
Cook & DuPage Counties IL Combined School District #113A CAB (GO Revenue, National Insured) ¤	0.00	12-1-2019	875,000	777,070
Cook County IL Refunding Bonds Series 2010 G (GO Revenue)	5.00	11-15-2026	1,000,000	1,091,330
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	921,312
Cook County IL Series A (GO Revenue, Ambac Insured)	5.00	11-15-2024	805,000	809,371
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	11,040,000	12,334,285
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,208,857
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,255,900
DeWitt & Ford Counties IL Community College District #540 (GO Revenue, AGM Insured)	5.00	12-1-2021	5,920,000	6,295,150
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	2,983,488
Huntley IL Special Service Area #6 (Tax Revenue, AGC Insured)	4.60	3-1-2017	252,000	256,173
Illinois Finance Authority Proctor Hospital Project Series A (Health Revenue)	5.13	1-1-2025	4,685,000	4,702,334
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	3,987,226
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	4,600,000	4,864,638
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,537,900
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,673,473
Illinois Series 2004 (GO Revenue)	5.00	9-1-2016	1,400,000	1,404,536
Illinois Series 2006 (GO Revenue)	5.00	1-1-2025	5,025,000	5,053,843
Illinois Series 2010 (GO Revenue)	5.00	1-1-2017	1,250,000	1,283,812
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	6,237,638
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	1,900,000	2,123,668
Illinois Series 2013 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,673,232
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,205,640
Illinois Series A (GO Revenue)	5.00	4-1-2023	3,500,000	3,927,350
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,005,000	2,462,357
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	18,805,000	14,508,246
Kane, Cook, & DuPage Counties IL School District #46 Prerefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	510,000	477,299
Kane, Cook, & DuPage Counties IL School District #46 Unrefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	595,000	532,251
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,345,525
Kendall Kane & Will Counties IL Community Unit School District #308 Oswego Prerefunded Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	1,325,000	1,306,980
Kendall Kane & Will Counties IL Community Unit School District #308 Oswego Unrefunded Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	25,000	24,486
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,570,925
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	938,950
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	989,857
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	3,927,360
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,146,333
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2025	1,000,000	1,092,500
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,200,000	973,308
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2022	10,200,000	10,608,612
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,394,775
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2024	2,840,000	1,887,407
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,704,399
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	684,881

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Will County IL School District #114 CAB Series C (GO Revenue, National Insured) ¤	0.00%	12-1-2021	$855,000	$713,070
Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00	2-1-2021	1,305,000	1,174,409
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	3,059,762
				259,609,746

Indiana : 2.46%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	16,638,322
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.48	11-15-2031	11,000,000	11,007,590
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,362
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	639,412
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	417,212
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.04	12-1-2044	11,400,000	11,118,192
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue) ±	1.85	6-1-2044	2,950,000	2,960,915
				43,108,005

Iowa : 0.16%
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	2,120,000	2,149,383
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	670,000	695,051
				2,844,434

Kansas : 0.97%
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4—Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	49,000,000	15,973,020
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	995,820
				16,968,840

Kentucky : 1.10%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.04	2-1-2040	7,650,000	7,656,120
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGC Insured)	5.25	2-1-2018	1,040,000	1,078,865
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	2.75	11-15-2018	300,000	301,659
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.00	11-15-2019	350,000	352,628
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.35	11-15-2020	335,000	338,484
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	5.00	11-15-2025	1,500,000	1,554,420
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	747,518
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	844,750
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.69	9-1-2042	6,500,000	6,497,075
				19,371,519

Louisiana : 1.22%
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2024	2,450,000	2,455,758

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00%	5-15-2025	$7,500,000	$7,525,950
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,605,082
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.60	11-1-2040	7,250,000	7,250,000
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	500,000
				21,336,790

Maryland : 1.21%
Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	5,000,000	5,423,500
Baltimore MD Series D (Water & Sewer Revenue)	5.00	7-1-2025	5,795,000	7,279,331
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.65	7-1-2034	6,665,000	6,652,403
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 (Education Revenue) 144A	5.25	8-1-2022	1,790,000	1,810,997
				21,166,231

Massachusetts : 0.79%
Massachusetts Development Finance Agency Sabis International Charter School Series 2015 (Education Revenue)	5.00	4-15-2025	1,000,000	1,166,780
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	801,292
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	6,000,000	6,539,760
Massachusetts HEFA Milford Regional Medical Center Series E (Health Revenue)	5.00	7-15-2022	2,250,000	2,348,550
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.83	1-1-2018	3,000,000	2,993,760
				13,850,142

Michigan : 5.00%
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2021	1,405,000	1,683,232
Clarkston MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	5,000,000	5,963,650
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	400,935
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,405,680
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	975,000	1,060,683
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	1,395,000	1,376,684
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,821,769
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,247,042
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,429,384
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,840,656
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,880,816
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,171,400
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	727,565
Grand Haven MI Electric System Series 2003 (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,009,270
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,716,101
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,475,000	1,759,277
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,161,489
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,129,030
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	518,175
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,689,250

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60%	10-1-2021	$500,000	$526,230
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	534,125
Michigan Finance Authority Healthcare Equipment Loan Program Bonds Series C (Health Revenue, Fifth Third Bank LOC) ø	0.32	12-1-2032	1,750,000	1,750,000
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	345,000	345,573
Michigan Finance Authority Refunding Notes Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,500,000	1,658,835
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,342,978
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,654,815
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,792,927
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,182
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,357,940
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,201,525
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,395,580
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,428,232
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,452,258
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,368,658
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,562,539
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	506,135
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	596,226
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	506,325
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,936,480
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,502,745
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	7,500,000	7,667,325
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	1,950,000	2,019,654
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,137,660
Wayne County MI Building Authority Capital Improvement Series A (GO Revenue, National Insured)	5.25	6-1-2016	190,000	190,787
				87,728,822

Minnesota : 0.32%
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	5,000,000	5,022,250
St. Paul MN Housing & RDA Charter School Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	529,015
				5,551,265

Mississippi : 1.23%
Mississippi HFFA Baptist Health System Series A (Health Revenue) ±	1.59	8-15-2036	5,000,000	4,954,000
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.60	2-1-2022	16,600,000	16,600,000
				21,554,000

Nevada : 0.15%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2016	545,000	551,202

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nevada (continued)
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00%	9-1-2018	$700,000	$753,816
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	700,000	706,965
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	690,000	711,238
				2,723,221

New Hampshire : 0.03%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	525,039

New Jersey : 3.86%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,170,161
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,312,521
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00	9-1-2018	1,140,000	1,216,448
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	465,000	398,784
New Jersey EDA School Facilities Construction Project Prerefunded Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,025,000	2,438,485
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.95	9-1-2027	12,500,000	11,167,750
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2020	3,000,000	3,324,300
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,875,563
New Jersey EDA School Facilities Construction Project Unrefunded Series EE (Miscellaneous Revenue)	5.50	9-1-2021	750,000	832,552
New Jersey EDA School Facilities Construction Series C (Miscellaneous Revenue) ±	2.20	2-1-2018	6,500,000	6,468,345
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	566,265
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	662,711
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	1,032,543
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	459,732
New Jersey Transportation Trust Fund Authority Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	5,192,145
New Jersey Transportation Trust Fund Authority Series B (Transportation Revenue)	5.00	6-15-2020	2,000,000	2,182,760
New Jersey Transportation Trust Fund Authority Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	7,761,792
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	12,000,000	7,659,960
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,106,283
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,175,993
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	3,028,499
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,304,084
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	439,328
				67,777,004

New Mexico : 1.04%
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,005,740
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.29	12-1-2028	260,000	258,716
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.04	11-1-2039	17,100,000	16,913,439
				18,177,895

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 8.16%
Albany NY IDA Foundation State University Project Series A (Education Revenue) ø	0.77%	7-1-2032	$3,130,000	$3,130,000
Albany NY IDA Teresan House Series A (Health Revenue, Citizens Bank LOC) ø	0.65	7-1-2016	545,000	545,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	1,020,670
Deutsche Bank SPEAR/LIFER Trust Series DBE 1088 (GO Revenue, HUD Insured, Deutsche Bank LIQ) 144Aø	0.84	9-1-2029	8,255,000	8,255,000
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Housing Revenue, Citizens Bank LOC) ø	0.65	12-1-2036	2,655,000	2,655,000
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,207,088
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	840,000	858,077
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.56	4-1-2017	2,475,000	2,471,906
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	1.35	11-1-2019	7,500,000	7,538,100
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	0.51	12-1-2020	8,250,000	7,940,625
New York NY Industrial Development Agency Congregation Machine Chaim Incorporated (Miscellaneous Revenue, Santander Bank NA LOC) ø	0.67	5-1-2036	7,050,000	7,050,000
New York NY John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	2,800,000	2,806,272
New York NY Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.46	11-1-2026	5,000,000	5,000,000
New York NY Series J-4 (GO Revenue) ±	0.95	8-1-2025	6,700,000	6,699,799
New York NY Transitional Finance Authority Sub Series 2-B (Tax Revenue, Dexia Credit Local SPA) ø	0.58	11-1-2022	12,850,000	12,850,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.46	8-1-2023	9,950,000	9,950,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.58	8-1-2031	10,000,000	10,000,000
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,144,120
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	9,958,090
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	13,950,000	13,951,395
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,487,800
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	600,000	601,650
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	260,017
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	537,075
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,049,940
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	639,676
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	710,169
Suffolk County NY Village of Ocean Beach Bond Anticipation Notes (GO Revenue) %%	2.00	4-13-2017	4,000,000	4,041,600
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	915,993
				143,275,062

North Carolina : 0.11%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.75	6-1-2038	1,975,000	1,975,000

North Dakota : 0.07%
Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,255,000	1,260,585

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 2.92%
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00%	12-1-2017	$750,000	$797,280
Cleveland OH Airport System Series B (Airport Revenue, AGM Insured) %%	5.00	1-1-2022	3,270,000	3,718,873
Cleveland OH Airport System Series B (Airport Revenue, AGM Insured) %%	5.00	1-1-2023	3,010,000	3,468,152
Cleveland OH Airport System Series B (Airport Revenue, AGM Insured) %%	5.00	1-1-2024	2,100,000	2,440,578
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2020	1,000,000	1,032,940
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2022	5,000,000	5,164,700
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	2,000,000	2,040,940
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	6-30-2022	2,190,000	2,551,131
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2022	1,000,000	1,173,340
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2023	1,295,000	1,531,778
Ohio University Hospital Health System Series B (Health Revenue) ø	0.35	1-15-2045	10,000,000	10,000,000
Ohio University Hospital Health Systems Series B (Health Revenue) ø	0.65	1-15-2033	5,000,000	5,000,000
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	7,000,000	7,140,350
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	5,000,000	5,207,250
				51,267,312

Oklahoma : 0.16%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	833,915
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,022,060
				2,855,975

Oregon : 0.17%
Polk County OR Hospital Facility Authority Dallas Retirement Village Project Series A (Health Revenue)	3.63	7-1-2020	3,000,000	3,007,350

Other : 0.12%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	1,961,993	2,042,690

Pennsylvania : 4.34%
Allegheny County PA Penn Hills School District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,191,296
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	390,708
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	2,059,420
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.79	11-1-2039	8,750,000	8,819,562
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	2,035,000	2,063,327
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,262,472
Luzerne PA RAN (GO Revenue)	3.38	6-30-2016	5,000,000	5,000,050
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2022	1,575,000	1,807,092
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2023	1,655,000	1,924,997
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	7,500,000	7,641,375
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue) ±	2.55	6-1-2029	10,340,000	10,446,088
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	567,166
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	1.09	9-1-2024	4,200,000	4,202,520

11

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.49%	12-1-2023	$5,000,000	$5,000,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.08	12-1-2018	11,150,000	11,100,940
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.56	12-1-2020	10,000,000	10,091,400
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	822,163
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,559,220
Philadelphia PA School District Series B (GO Revenue)	3.13	9-1-2020	200,000	205,204
				76,155,000

Puerto Rico : 1.50%
Puerto Rico Aqueduct & Sewer Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	7-1-2016	5,190,000	5,232,869
Puerto Rico CAB Refunding Bonds (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2016	400,000	395,444
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,033,000
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,015,000	1,022,318
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,740,000	2,759,728
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,890,000	1,782,289
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,185,000	3,227,424
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,840,000	1,899,414
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	309,075
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	7,050,000	8,013,312
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	2,800,000	332,500
Puerto Rico Series PA-650 (Tax Revenue, National Insured)	6.00	7-1-2016	325,000	327,844
				26,335,217

Rhode Island : 0.63%
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,231,737
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,841,374
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	976,882
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,192,208
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,140
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	3,710,000	3,730,999
				10,988,340

South Carolina : 1.74%
Berkeley County SC Nucor Corporation Project (Industrial Development Revenue) ø	0.83	9-1-2028	12,700,000	12,700,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Series O-9 (Utilities Revenue, Royal Bank of Canada LIQ) 144Aø	0.50	7-1-2018	9,300,000	9,300,000
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	985,000	1,046,425
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.45	12-1-2038	7,530,000	7,530,000
				30,576,425

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Dakota : 0.06%
South Dakota HEFA (Health Revenue)	4.50%	9-1-2019	$990,000	$1,069,626

Tennessee : 0.72%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,749,501
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,374,640
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,445,228
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,044,552
				12,613,921

Texas : 8.53%
Austin TX Airport Systems Revenue Bond (Airport Revenue)	5.00	11-15-2026	1,655,000	1,972,677
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,142,830
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	594,605
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	9,223,265
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,740,000	4,043,912
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,122
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,133,198
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Revenue Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2016	1,000,000	1,023,850
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Revenue Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2017	725,000	762,417
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	2,500,000	2,756,875
Houston TX Independent School District Series B (GO Revenue) ±	1.70	6-1-2036	14,000,000	14,181,720
Houston TX Midtown RDA Series 2011 (Tax Revenue)	5.00	1-1-2017	2,270,000	2,336,080
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue) %%	5.00	3-1-2020	11,000,000	12,546,820
Hunt TX Memorial Hospital Series 1998 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.47	8-15-2017	2,725,000	2,725,000
Lewisville TX Independent School District Series B (GO Revenue)	5.00	8-15-2024	5,290,000	6,484,006
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.75	2-15-2018	250,000	249,770
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.40	2-15-2017	225,000	224,867
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.95	2-15-2019	250,000	249,747
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2020	810,000	895,949
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2021	560,000	628,410
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A (Education Revenue) 144A	4.63	8-15-2025	1,485,000	1,525,303
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.61	4-1-2037	2,310,000	2,310,254
North Texas Tollway Authority System Refunding Bonds Series C (Transportation Revenue) ±	0.96	1-1-2038	3,550,000	3,491,319
Northside Texas Independent School District Unlimited Tax Building Bonds Series 2012 (GO Revenue) ±	1.00	6-1-2032	3,000,000	3,001,500
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,177,600
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Industrial Development Revenue) ø	0.55	4-1-2040	5,700,000	5,700,000

13

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.55%	11-1-2040	$18,000,000	$18,000,000
Sam Rayburn TX Municipal Power Agency Bonds Series 2012 (Utilities Revenue)	5.00	10-1-2017	560,000	593,695
Tender Option Bond Trust Receipts Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	0.57	7-1-2021	10,500,000	10,500,000
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.87	9-15-2017	4,465,000	4,464,955
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	195,791
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	330,076
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	430,000	459,545
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00	4-1-2025	480,000	548,314
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,925,328
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,451,498
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.50	4-1-2026	15,000,000	15,000,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.80	6-1-2038	6,100,000	6,100,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.80	6-1-2031	7,135,000	7,135,000
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,601,340
				149,707,638

Vermont : 1.20%
Vermont Student Assistance Corporation Education Loan Revenue Series A (Education Revenue)	5.00	6-15-2021	1,800,000	2,033,820
Vermont Student Assistance Corporation Education Loan Revenue Series A (Education Revenue)	5.00	6-15-2022	550,000	625,488
Vermont Student Assistance Corporation Education Loan Revenue Series A (Education Revenue)	5.00	6-15-2023	1,200,000	1,382,136
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	2.13	6-1-2022	4,623,929	4,626,703
Vermont Student Assistance Corporation Education Loan Revenue Series Class B (Education Revenue) ±	1.44	6-2-2042	12,639,320	12,392,853
				21,061,000

Virgin Islands : 0.09%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,673,008

Virginia : 1.32%
Caroline County VA Industrial Development Revenue Public Facility Lease BAN (Miscellaneous Revenue)	4.00	8-1-2016	1,800,000	1,803,402
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,936,129
Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue) ±	2.15	11-1-2035	19,000,000	19,502,550
				23,242,081

Washington : 1.43%
King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,485,091
Redmond WA Library Capital Facilities Area (GO Revenue)	5.00	12-1-2017	200,000	200,794
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.80	1-1-2035	15,000,000	14,836,650
Washington Housing Finance Commission Nonprofit Housing Revenue Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A	4.38	1-1-2021	1,625,000	1,648,628

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Washington (continued)
Washington Housing Finance Commission Wesley Homes (Health Revenue, AGC Insured)	5.63%	1-1-2022	$6,545,000	$6,960,149
				25,131,312

West Virginia : 0.30%
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC) ø	0.80	2-1-2036	5,275,000	5,275,000

Wisconsin : 1.15%
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	3,800,000	4,266,146
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,245,290
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A	4.35	3-1-2025	2,710,000	2,753,604
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	3.00	12-1-2020	720,000	762,696
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	5.00	12-1-2022	755,000	903,320
Wisconsin HEFA Wheaton Franciscan Healthcare Series A (Health Revenue)	5.25	8-15-2034	10,000,000	10,175,300
				20,106,356

Wyoming : 1.48%
Lincoln County WY PCR Refunding PacifiCorp Project Series 1994 (Industrial Development Revenue) ø	0.48	11-1-2024	7,530,000	7,530,000
Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.57	1-1-2017	18,500,000	18,500,000
				26,030,000

Total Municipal Obligations (Cost $1,559,241,674)				1,577,204,150

Corporate Bonds and Notes : 4.07%
Consumer Discretionary : 0.81%
Media : 0.42%
CCO Safari II LLC 144A	4.91	7-23-2025	7,000,000	7,386,449

Multiline Retail : 0.39%
Kohl’s Corporation	4.25	7-17-2025	7,000,000	6,903,701

Consumer Staples : 0.42%
Food & Staples Retailing : 0.42%
Whole Foods Market Incorporated 144A	5.20	12-3-2025	7,000,000	7,338,457

Energy : 1.25%
Oil, Gas & Consumable Fuels : 1.25%
Devon Energy Corporation	5.85	12-15-2025	7,000,000	6,759,452
Kinder Morgan Energy Partners LP	4.30	6-1-2025	7,000,000	6,661,109
Marathon Oil Corporation	2.70	6-1-2020	10,000,000	8,489,220
				21,909,781

Financials : 1.59%
Banks : 0.58%
Bank of America Corporation	4.25	10-22-2026	10,000,000	10,168,970

Capital Markets : 1.01%
Goldman Sachs Group Incorporated	4.25	10-21-2025	10,000,000	10,164,800

15

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Legg Mason Incorporated		4.75%	3-15-2026	$7,500,000	$7,607,902
					17,772,702

Total Corporate Bonds and Notes (Cost $69,161,853)					71,480,060

				Shares
Exchange-Traded Funds : 2.79%
iShares iBoxx $ High Yield Corporate Bond ETF				600,000	49,014,000

Total Exchange-Traded Funds (Cost $48,748,240)					49,014,000

				Principal
Yankee Corporate Bonds and Notes : 0.56%
Financials : 0.56%
Banks : 0.56%
HSBC Holdings plc		4.25	8-18-2025	$10,000,000	9,876,800

Total Yankee Corporate Bonds and Notes (Cost $9,994,900)					9,876,800

Other : 0.60%
Eaton Vance New York Municipal Income Trust		1.90	9-1-2019	10,600,000	10,598,410

Total Other (Cost $10,600,000)					10,598,410

		Yield		Shares
Short-Term Investments : 3.07%
Investment Companies : 2.98%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)##		0.15		52,214,495	52,214,495

				Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)		0.19	6-16-2016	$1,650,000	1,649,320

Total Short-Term Investments (Cost $53,863,373)					53,863,815

Total investments in securities (Cost $1,751,610,040)*	100.95%				1,772,037,235
Other assets and liabilities, net	(0.95)				(16,755,841)

Total net assets	100.00%				$1,755,281,394

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
%%	The security is issued on a when-issued securities.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $1,751,610,037 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,844,215
Gross unrealized losses	(7,417,017)

Net unrealized gains	$20,427,198

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
ETF	Exchange-traded fund
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFHR	Single-family housing revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TTFA	Transportation Trust Fund Authority

17

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,577,204,150	$0	$1,577,204,150
Corporate bonds and notes	0	71,480,060	0	71,480,060
Exchange-traded funds	49,014,000	0	0	49,014,000
Yankee corporate bonds and notes	0	9,876,800	0	9,876,800
Other	0	10,598,410	0	10,598,410
Short-term investments
Investment companies	52,214,495	0	0	52,214,495
U.S. Treasury securities	1,649,320	0	0	1,649,320

Total assets	$102,877,815	$1,669,159,420	$0	$1,772,037,235

Liabilities
Futures contracts	$441,500	$0	$0	$441,500

Total liabilities	$441,500	$0	$0	$441,500

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Derivative transactions

For the nine months ended March 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2015	Unrealized gains (losses)
6-21-2016	JPMorgan	1,014 Short	10-Year U.S. Treasury Notes	$132,216,094	$(197,021)
6-21-2016	JPMorgan	28 Short	U.S. Treasury Bonds	4,604,250	26,849
6-30-2016	JPMorgan	156 Short	5-Year U.S. Treasury Notes	18,901,594	(92,805)

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.22%
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A	5.50%	8-15-2051	$7,000,000	$7,070,000
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A2	5.50	8-15-2051	5,300,000	5,353,000
Total Agency Securities (Cost $12,801,096)				12,423,000

Municipal Obligations : 94.87%
Alabama : 2.80%
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.75	11-1-2042	15,450,000	15,450,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGC Insured) ±(m)	1.10	11-15-2037	9,250,000	9,250,000
Alabama HFA MFHR The Plaza Centennial Hill Phase 2 Series C (Housing Revenue) ±	0.55	5-1-2017	13,500,000	13,502,970
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,038,320
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	1.00	8-1-2037	13,000,000	13,001,690
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.85	11-15-2038	39,545,000	39,547,373
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,019,720
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,842,523
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	16,645,000	17,736,246
Tender Option Bond Trust Receipts for Alabama Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) ø144A	0.85	9-1-2046	31,400,000	31,400,000
Tuscaloosa County AL IDA (Industrial Development Revenue) ø	0.83	9-1-2020	12,600,000	12,600,000
				157,388,842

Alaska : 0.16%
Alaska Industrial Development and Export Authority Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2017	765,000	786,565
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,198,856
Valdez AK Marine Terminal (Transportation Revenue) ø	0.70	5-1-2031	7,000,000	7,000,000
				8,985,421

Arizona : 1.38%
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.65	12-1-2035	25,000,000	25,000,000
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,655,000	3,718,999
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.50	9-1-2045	47,400,000	47,400,000
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	707,924
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	574,321
				77,401,244

Arkansas : 0.12%
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2017	850,000	880,702
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	531,270

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Arkansas (continued)
Boone County AR Hospital Construction Series 2006 (Health Revenue, BOKF NA LOC) ø	0.50%	5-1-2037	$4,700,000	$4,700,000
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	846,846
				6,958,818

California : 8.27%
Acalanes CA Union High School District BAN (GO Revenue)	5.00	8-1-2017	4,500,000	4,761,540
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,885,000	28,950,569
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.22	4-1-2045	1,500,000	1,501,785
California (GO Revenue) ±	0.95	12-1-2028	9,000,000	9,000,180
California (GO Revenue) ±	4.00	12-1-2026	86,915,000	87,417,369
California (GO Revenue) ±	4.00	12-1-2027	4,800,000	4,986,816
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.43	1-1-2017	615,000	614,772
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.44	7-15-2018	2,800,000	2,744,000
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.68	4-1-2038	22,920,000	22,886,078
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.68	4-1-2038	15,600,000	15,576,912
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.68	4-1-2038	32,000,000	31,952,640
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.50	11-1-2027	9,000,000	9,005,850
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,125,000	1,215,754
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	3.00	11-15-2016	250,000	253,485
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	272,896
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	302,305
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2041	33,525,000	33,525,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2040	24,675,000	24,675,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2040	6,175,000	6,175,000
California Statewide CDA Samoa Avenue Apartments Series V (Housing Revenue) ±	0.95	12-1-2017	10,000,000	9,997,400
California Statewide CDA Stoneman Village Series I (Housing Revenue) ±	0.67	6-1-2018	11,050,000	11,052,100
El Monte CA Union High School District Refunding Bond (GO Revenue)	3.00	6-1-2016	440,000	441,932
El Monte CA Union High School District Refunding Bond (GO Revenue)	4.00	6-1-2017	5,365,000	5,573,484
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	1.05	10-1-2036	3,335,000	3,334,733
Lake Elsinore CA Unified School TRAN Series A (Miscellaneous Revenue)	2.00	6-30-2016	2,000,000	2,008,580
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,318,409
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.02	7-1-2017	34,245,000	34,237,809
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,165,824
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.25	11-1-2036	19,575,000	19,575,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.25	11-1-2036	21,875,000	21,875,000
Palomar Pomerado CA Health Care District ROC RR-11872 (GO Revenue, National Insured, Citibank NA LIQ) ø144A	0.60	4-13-2017	6,000,000	6,000,000

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50%	7-1-2018	$6,635,000	$6,865,434
Sacramento County CA Airport System Refunding AMT Subordinated & PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	7,975,000	8,251,972
San Jose CA MFHR Parkview Family Apartments Series B (Housing Revenue)	0.55	6-1-2016	13,600,000	13,601,224
Santa Clara CA PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.69	12-15-2021	22,655,000	22,655,000
Tender Option Bond Trust Receipts for Los Angeles CA Series ZF0183 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ø144A	0.50	12-1-2022	7,925,000	7,925,000
Windsor CA Redevelopment Successor Refunding Agency Windsor Redevelopment Project (Tax Revenue)	2.00	9-1-2016	1,095,000	1,100,574
				464,797,426

Colorado : 0.86%
Adams County CO Pollution Control Refunding Public Service Company Colorado Project Series A (Industrial Development Revenue, National Insured)	4.38	9-1-2017	8,550,000	8,578,557
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	3.00	12-1-2017	1,400,000	1,437,030
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,218,908
Colorado HFA MFHR Highland West Community Project (Housing Revenue, GNMA/FHA Insured)	0.55	9-1-2016	10,000,000	10,000,000
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	459,680
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	256,658
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	425,544
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	548,285
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	640,554
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	662,574
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGC Insured) ±(m)	0.42	11-15-2025	9,900,000	9,900,000
Denver Colorado City & County 2300 Welton Project (Housing Revenue)	0.65	4-1-2017	2,290,000	2,284,092
E-470 Colorado Public Highway Authority Senior SIFMA Index Series A (Transportation Revenue) ±	1.58	9-1-2039	11,725,000	11,693,812
				48,105,694

Connecticut : 2.57%
Bridgeport CT Series C (GO Revenue, National Insured)	5.25	8-15-2016	2,000,000	2,033,720
Connecticut Economic Recovery Notes Series A (GO Revenue) ø	0.52	1-1-2017	7,000,000	7,000,000
Connecticut Economic Recovery Notes Series A-3 (GO Revenue) ±	0.66	7-1-2017	20,000,000	20,000,000
Connecticut HEFA Lawrence & Memorial Hospital Series F (Health Revenue)	4.00	7-1-2017	1,880,000	1,948,432
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60	7-1-2029	34,520,000	34,499,978
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,638,376
Connecticut Series A (Miscellaneous Revenue) ±	0.82	3-1-2018	2,875,000	2,854,243
Connecticut Series A (Miscellaneous Revenue) ±	1.32	5-15-2018	7,000,000	7,016,800
Connecticut Series D (Miscellaneous Revenue) ±	1.09	8-15-2017	14,855,000	14,892,138
Connecticut Series D (Miscellaneous Revenue) ±	1.28	8-15-2018	6,000,000	5,999,100
Groton CT BAN (GO Revenue)	2.00	10-5-2016	6,500,000	6,539,845
Hamden CT Refunding (GO Revenue)	2.00	8-15-2016	1,000,000	1,002,510
New Britain CT (GO Revenue, Ambac Insured)	5.00	4-15-2017	1,165,000	1,217,786
New Haven CT (GO Revenue, Ambac Insured)	5.00	11-1-2016	6,250,000	6,399,188
New Haven CT Series A (GO Revenue)	5.00	8-1-2016	5,680,000	5,763,894
Waterbury CT (GO Revenue)	5.00	2-1-2017	1,350,000	1,397,088
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,303,051
				144,506,149

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Delaware : 0.85%
Delaware EDA Delmarva Power and Light Company Series A (Utilities Revenue) ø	0.08%	7-1-2024	$12,330,000	$12,330,000
Delaware EDA Delmarva Power and Light Company Series A (Industrial Development Revenue) ø	0.72	10-1-2017	6,400,000	6,400,000
Delaware EDA Delmarva Power and Light Company Series B (Utilities Revenue) ø	0.65	7-1-2024	11,000,000	11,000,000
Delaware EDA Delmarva Power and Light Company Series B (Industrial Development Revenue) ø	0.72	10-1-2017	18,000,000	18,000,000
				47,730,000

District of Columbia : 0.51%
District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.45	6-1-2040	12,000,000	12,000,000
District of Columbia HFA Edgewood Terrace (Housing Revenue) ±	0.65	6-1-2017	6,070,000	6,070,607
District of Columbia HFA MFHR Channing Phillips Project (Housing Revenue) ±	0.55	9-1-2017	5,000,000	5,000,000
District of Columbia National Child Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.45	4-1-2038	5,535,000	5,535,000
				28,605,607

Florida : 4.24%
Florida Housing Finance Corporation Hilltop Landings Apartments Project Series A (Housing Revenue)	0.75	3-1-2017	1,500,000	1,499,685
Florida Housing Finance Corporation Housing Georgia Arms Apartments Series D (Housing Revenue)	0.55	10-1-2016	1,800,000	1,800,000
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2016	255,000	259,797
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2017	225,000	236,466
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2018	300,000	324,321
Hernando County FL Criminal Justice Complex Financing (Miscellaneous Revenue, National Insured)	7.65	7-1-2016	11,175,000	11,366,875
Hillsborough County FL Tampa International Airport Aviation Authority Series A (Airport Revenue)	5.00	10-1-2016	1,200,000	1,226,628
JPMorgan Chase PUTTER/DRIVER Trust Series 3706 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) ø144A	0.68	10-1-2029	700,000	700,000
Lakeland FL Energy System (Utilities Revenue) ±	1.15	10-1-2017	5,220,000	5,223,758
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,619,714
Miami-Dade County FL Aviation Series B (Airport Revenue)	5.00	10-1-2017	300,000	318,609
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGC Insured, Citibank NA LIQ) ø144A	0.60	7-1-2018	1,000,000	1,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.84	10-13-2023	6,320,000	6,320,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.84	8-1-2028	16,505,000	16,505,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.84	3-8-2030	11,130,000	11,130,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.84	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL HFA MFHR Golfside Villas Apartment Project (Housing Revenue)	0.55	5-1-2016	5,500,000	5,500,880
Miami-Dade County FL HFA Miami Children’s Hospital Project Series A (Health Revenue)	5.25	8-1-2021	1,000,000	1,110,320
Miami-Dade County FL International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2019	16,775,000	17,838,367

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.85%	9-25-2024	$27,895,000	$27,895,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) ø144A	0.79	5-1-2037	25,000,000	25,000,000
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	0.79	5-1-2031	20,000,000	20,000,000
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,360,000	2,370,526
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.45	7-1-2027	5,385,000	5,385,000
Orange County FL Health Facilities Unrefunded Balance Series A (Health Revenue, National Insured)	6.25	10-1-2016	440,000	449,478
Orange County FL IDA Central Florida Kidney Center Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.45	12-1-2020	3,250,000	3,250,000
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	3.00	5-15-2017	1,015,000	1,037,107
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	528,305
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	838,204
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.66	8-1-2029	20,000,000	20,000,000
Palm Beach County FL School Board Series A (Miscellaneous Revenue) ±	5.00	8-1-2032	5,300,000	5,379,341
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.48	8-1-2030	17,900,000	17,900,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,260,000	1,275,196
Pineallas County FL HFA Series A (Health Revenue)	5.65	5-1-2037	3,250,000	3,405,480
				238,554,057

Georgia : 2.56%
Athens GA Housing Authority Pinewood Apartments Project Series 2015 (Housing Revenue)	0.60	10-1-2016	2,000,000	1,998,900
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,641,216
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	5,135,000	5,181,010
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue) ±	1.30	1-1-2052	14,000,000	14,043,120
Cedartown GA Housing Authority Grayfield Apartments Project (Housing Revenue) ±	1.00	1-1-2019	3,800,000	3,800,646
Georgia Series G (GO Revenue) ±	0.80	12-1-2026	106,305,000	106,198,695
Private Colleges & Universities Authority Georgia Mercer University Series A (Education Revenue)	4.00	10-1-2016	1,500,000	1,524,390
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ±	0.56	8-1-2025	6,400,000	6,400,000
				143,787,977

Guam : 0.07%
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	850,000	902,267
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,902,130
				3,804,397

Hawaii : 0.12%
Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	0.85	7-1-2039	3,200,000	3,200,000

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Hawaii (continued)
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00%	8-1-2018	$1,000,000	$1,063,420
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	447,415
Hawaii Housing Finance & Development Corporation Kalani Gardens Series A (Housing Revenue)	0.70	4-1-2017	1,750,000	1,750,035
				6,460,870

Idaho : 0.51%
Idaho HFFA LPN Series A (Health Revenue)	2.50	5-1-2017	6,500,000	6,497,855
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.65	1-1-2038	22,330,000	22,330,000
				28,827,855

Illinois : 8.92%
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2020	6,350,000	6,417,691
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2022	2,745,000	2,774,262
Chicago IL (GO Revenue)	5.00	1-1-2020	1,285,000	1,337,441
Chicago IL (GO Revenue)	5.00	1-1-2021	2,000,000	2,090,900
Chicago IL (GO Revenue, National Insured)	5.25	1-1-2017	500,000	509,230
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.40	3-1-2032	15,000,000	14,003,700
Chicago IL Board of Education Series A (GO Revenue, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,663,950
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2018	5,265,000	4,736,657
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	1,645,000	1,720,259
Chicago IL Board of Education Series A1 (GO Revenue) ±	0.89	3-1-2026	38,560,000	38,092,267
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.15	3-1-2035	72,320,000	64,581,037
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2017	1,620,000	1,539,616
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2016	1,000,000	990,390
Chicago IL Modern Schools Across Illinois Series B (GO Revenue, Ambac Insured)	5.00	12-1-2016	1,000,000	1,016,860
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2017	550,000	561,835
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2019	1,925,000	1,993,838
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2017	1,000,000	1,018,780
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2018	2,760,000	2,871,366
Chicago IL Prerefunded Series B (GO Revenue)	5.00	1-1-2017	565,000	582,916
Chicago IL Refunding Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,218,580
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,319,611
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2020	2,775,000	2,889,219
Chicago IL Refunding Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,262,275
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,348,110
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	1,047,290
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2018	10,000,000	10,089,800
Chicago IL Series A (GO Revenue, AGM Insured)	5.25	1-1-2017	735,000	737,117
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	3,135,000	3,241,120
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,415,000	2,463,010
Chicago IL Series C (Water & Sewer Revenue)	4.00	1-1-2017	1,980,000	2,018,848
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,540,139
Chicago IL Series D (GO Revenue, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,234,708
Chicago IL Transit Authority Capital Grant Unrefunded Balance Federal Transit Administration (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2018	1,500,000	1,544,220
Chicago IL Unrefunded Series B (GO Revenue)	5.00	1-1-2017	710,000	719,464
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	2.05	12-30-2016	1,280,000	1,283,891
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2017	1,340,000	1,366,867
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2018	880,000	896,553

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook County IL Refunding Series A (GO Revenue)	4.00%	11-15-2018	$300,000	$317,163
Cook County IL Refunding Series A (GO Revenue, Ambac Insured)	5.00	11-15-2019	1,000,000	1,005,430
Cook County IL Refunding Series C (GO Revenue)	4.25	11-15-2018	100,000	106,359
Cook County IL School District Number 087 Refunding School Series A (GO Revenue)	2.00	12-1-2016	1,175,000	1,179,442
Deutsche Bank SPEAR/LIFER Trust Series DBE 1032 (Tax Revenue, Deutsche Bank LIQ) 144Aø	0.67	12-1-2036	31,235,000	31,235,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1067X (Tax Revenue, AGC Insured, Deutsche Bank LIQ) 144Aø	0.65	1-1-2038	11,155,000	11,155,000
Grundy Kendall & Will Counties IL Community School District #201 (GO Revenue, AGC Insured)	5.75	10-15-2019	540,000	600,982
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,036,990
Illinois (GO Revenue)	3.00	2-1-2017	8,740,000	8,856,504
Illinois (GO Revenue)	4.00	4-1-2016	500,000	500,000
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,783,100
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	14,288,595
Illinois (GO Revenue)	5.00	4-1-2016	5,000,000	5,000,000
Illinois (Miscellaneous Revenue)	5.00	5-1-2016	3,000,000	3,010,410
Illinois (Tax Revenue, National Insured)	5.00	6-15-2016	3,000,000	3,028,110
Illinois (GO Revenue)	5.00	3-1-2017	5,000,000	5,163,050
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,070,000	5,262,559
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,431,600
Illinois (GO Revenue, AGM Insured)	5.00	9-1-2017	3,200,000	3,211,232
Illinois (GO Revenue)	5.00	1-1-2018	21,700,000	22,611,766
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,124,840
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	10,500,000	11,406,675
Illinois (Miscellaneous Revenue)	5.00	8-1-2019	10,335,000	11,278,896
Illinois (GO Revenue)	5.00	1-1-2021	2,500,000	2,761,675
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,485,000	6,496,349
Illinois Finance Authority Carle Foundation Series A (Health Revenue)	5.00	8-15-2016	2,200,000	2,235,178
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGC Insured, Bank of America NA LIQ) ø144A	0.67	8-15-2047	23,375,000	23,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	1,891,052
Illinois Finance Authority The Peoples Gas Light and Coke Company (Miscellaneous Revenue, Ambac Insured) ±	4.30	6-1-2035	4,500,000	4,527,405
Illinois Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.63	1-1-2017	9,000,000	9,000,000
Illinois Housing Development Authority Lafayette Terrace Apartments (Housing Revenue)	0.80	12-1-2016	7,650,000	7,650,000
Illinois Housing Development Authority Multi-Housing Township Village Apartments Project Series A (Housing Revenue) ±	1.25	5-1-2019	5,300,000	5,307,579
Illinois Metropolitan Pier & Exposition Authority Prefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	450,000	445,172
Illinois Metropolitan Pier & Exposition Authority Unrefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	1,780,000	1,745,682
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	8,685,000	9,184,648
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2016	1,125,000	1,140,098
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2017	1,425,000	1,490,308
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,520,000	1,632,419
Illinois Series A (GO Revenue)	5.00	4-1-2017	6,840,000	7,081,589
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	260,145
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2016	1,005,000	1,011,663
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2017	760,000	784,799
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,577,903
Kane County IL School District #129 Aurora West Series B (GO Revenue)	2.00	2-1-2017	2,190,000	2,210,849
Kane County IL School District #129 West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,469,196
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,150,080

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00%	2-1-2017	$500,000	$493,580
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	2.00	12-1-2016	240,000	241,406
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	415,000	424,927
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	400,000	418,524
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	565,000	595,284
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.65	6-1-2025	38,955,000	38,955,000
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2016	350,000	353,402
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2017	500,000	511,680
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	517,895
				501,258,007

Indiana : 0.99%
Gary IN Woodlake-Concord Project (Housing Revenue, FHA Insured) ±	1.00	10-1-2017	22,715,000	22,713,864
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,733,271
Indiana Finance Authority Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.70	5-1-2034	6,520,000	6,520,000
Indiana Housing and Community Development Authority River Run Apartments Project (Housing Revenue, FHA Insured)	0.75	1-1-2017	4,900,000	4,899,265
Indiana Porter Township High School BAN (Miscellaneous Revenue)	1.00	12-31-2016	6,500,000	6,501,755
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	1,165,000	1,207,895
Mount Vernon IN Waterworks BAN (Water & Sewer Revenue)	1.00	7-1-2016	5,350,000	5,352,301
Posey County IN EDA Midwest Fertilizer Company LLC Project (Industrial Development Revenue) ±	0.35	7-1-2046	500,000	499,990
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	2,014,380
Tender Option Bond Trust Receipts Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø144A	0.74	4-15-2018	1,200,000	1,200,000
				55,642,721

Iowa : 0.35%
Buchanan County IA People’s Memorial Hospital (Health Revenue)	1.50	12-1-2018	2,500,000	2,488,625
Iowa Finance Authority BAN Shenandoah Medical Center Project (Health Revenue)	1.75	6-1-2018	7,000,000	7,008,120
Randall IA Healthcare BAN Bethany Manor Incorporated (Health Revenue)	1.25	8-1-2016	10,000,000	10,006,300
				19,503,045

Kansas : 0.60%
Kansas Department of Transportation Highway Libor Index Series B-2 (Tax Revenue) ±	0.48	9-1-2016	10,000,000	10,005,800
Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.53	9-1-2017	4,500,000	4,483,530
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.61	9-1-2018	7,000,000	6,950,020
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.69	9-1-2019	6,000,000	5,944,980
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	6,192,095
				33,576,425

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kentucky : 2.48%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.15%	2-1-2040	$30,700,000	$30,724,560
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	949,059
Harrison KY Harrison Memorial Hospital Project BAN (Health Revenue)	1.50	5-1-2017	9,065,000	9,068,173
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	50,920,000	53,228,204
Louisville & Jefferson Counties KY Louisville Gas & Electric Company Project (Utilities Revenue) ±	1.65	10-1-2033	2,000,000	2,011,860
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	16,001,600
Louisville County KY Metropolitan District Sewer and Drainage System BAN (Water & Sewer Revenue)	5.00	11-22-2016	13,000,000	13,375,050
Pikeville KY University of Pikeville College of Optometry BAN (Education Revenue, USDA Insured)	3.00	8-1-2017	13,950,000	14,115,587
				139,474,093

Louisiana : 1.40%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.80	2-1-2046	24,000,000	23,763,600
Louisiana Gas & Fuel Tax 2nd Lien Series A (Tax Revenue) ±	0.77	5-1-2043	11,200,000	11,168,416
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	759,263
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	3,115,000	3,121,105
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2016	1,500,000	1,507,620
Shreveport LA Water & Sewer Refunding Revenue Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,153,390
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.80	11-1-2040	35,000,000	35,000,000
				78,473,394

Maine : 0.28%
Maine HEFA Series B (Health Revenue)	4.00	7-1-2016	525,000	529,620
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue) ø	0.57	12-1-2024	15,260,000	15,260,000
				15,789,620

Maryland : 1.55%
Maryland CDA Allendale Apartments Series I (Housing Revenue)	1.02	5-1-2017	10,000,000	9,992,100
Maryland CDA Bascilica Place Apartments Series 2015E (Housing Revenue)	1.10	3-1-2017	6,900,000	6,899,586
Maryland CDA Commons of Avalon Series 2015C (Housing Revenue)	1.00	1-1-2017	12,850,000	12,857,582
Maryland CDA Department of Housing & Community Development Marlborough Apartment Series I (Housing Revenue, FNMA Insured)	0.55	12-15-2016	2,050,000	2,048,647
Maryland CDA Department of Housing & Community Development Windsor Valley Apartments I & II Series G (Housing Revenue)	1.00	6-1-2017	16,500,000	16,500,825
Maryland CDA Hollins House (Housing Revenue)	1.27	11-1-2017	12,000,000	12,002,040
Maryland CDA Multifamily Development Conifer Village (Housing Revenue)	0.80	4-1-2017	13,000,000	13,003,640
Maryland CDA Tabco Towers Series K (Housing Revenue)	1.40	12-1-2017	7,150,000	7,158,294
Maryland Department of Housing and Community Development Series A (Housing Revenue)	1.25	10-1-2017	6,900,000	6,890,892
				87,353,606

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 2.16%
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.60%	8-1-2043	$78,750,000	$78,698,813
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.95	10-1-2042	14,000,000	14,004,480
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.46	7-1-2042	23,460,000	23,460,000
Springfield MA (GO Revenue)	2.00	8-1-2016	4,920,000	4,944,256
				121,107,549

Michigan : 3.86%
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2016	4,855,000	4,982,832
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2017	4,955,000	5,289,314
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	685,000	708,975
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,691,346
Clawson MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	2.00	5-1-2016	1,020,000	1,021,265
Detroit MI (GO Revenue)	5.00	11-1-2017	7,485,000	7,879,983
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2016	2,600,000	2,607,488
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2017	2,150,000	2,226,110
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	11-1-2016	425,000	430,661
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	235,708
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	236,183
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	271,224
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	1,985,000	1,992,384
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,235,000	1,291,612
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	3,775,000	3,785,759
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	2,325,000	2,406,375
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	5,036,229
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	905,000	907,579
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	875,000	905,625
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	926,016
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Water & Sewer Revenue)	5.00	11-1-2017	2,000,000	2,116,100
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	2,400,000	2,426,064
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	7,065,000	7,425,951
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	21,723,800
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2016	13,535,000	13,672,380
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,000,000	15,749,100
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,707,849
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	10,513,500
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	19,008,325

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00%	7-1-2016	$8,300,000	$8,384,245
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,130,000	4,460,978
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25	9-15-2018	1,500,000	1,597,485
Michigan Hospital Finance Authority Ascension Health Credit Group Series B-3 (Health Revenue) ±	0.95	11-15-2033	2,000,000	2,001,180
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	7,025,000	7,148,289
Michigan Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,336,210
Michigan Hospital Finance Authority Refunding Ascension Health Senior Credit Group (Health Revenue) ±	1.50	11-15-2047	1,360,000	1,369,139
Michigan Housing Development Authority The Summit Apartments Project (Housing Revenue)	0.45	5-1-2016	3,250,000	3,250,553
Michigan Housing Development Authority Village Manor Apartment Project (Housing Revenue)	0.45	6-1-2016	3,800,000	3,800,380
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	16,000,000	16,356,960
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	666,266
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,118,349
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	2,600,000	2,609,776
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	1,030,000	1,033,749
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,043,800
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	810,398
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,113,500
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	5,340,000	5,355,219
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,520,021
				217,152,234

Minnesota : 1.09%
Edina MN MFHR Yorktown Continental LP Project (Housing Revenue)	0.50	6-1-2016	15,000,000	15,000,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.02	11-15-2017	6,500,000	6,426,875
Minneapolis MN Housing Broadway Flats Apartments Project (Housing Revenue)	0.55	12-1-2016	13,000,000	12,995,970
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	11,700,000	11,708,658
Minnesota Housing Finance Agency Multifamily Housing Project (Housing Revenue) ±	0.55	2-1-2017	13,500,000	13,499,190
Pipestone County MN Medical Center BAN (Health Revenue)	0.85	5-1-2017	1,900,000	1,901,406
				61,532,099

Mississippi : 0.71%
Mississippi Business Finance Corporation Coast Electric Power Association (Utilities Revenue) ±	0.40	5-1-2037	2,000,000	1,999,900
Mississippi Business Finance Corporation Gulf Power Company Project (Industrial Development Revenue) ±	0.47	11-1-2042	7,100,000	7,100,000
Mississippi Business Finance Corporation Mississippi Power Company Project (Industrial Development Revenue) ±	0.40	12-1-2027	9,400,000	9,400,000

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Mississippi (continued)
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38%	3-1-2027	$800,000	$800,040
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.00	10-1-2016	535,000	544,239
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2017	565,000	595,324
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	645,759
Mississippi Development Bank Special Obligation Refunding Biloxi Mississippi Project Series A (Miscellaneous Revenue, Ambac Insured)	4.50	11-1-2018	1,810,000	1,850,689
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) ±144A	0.75	9-1-2022	8,500,000	8,500,000
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	4,110,000	4,326,761
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.60	2-1-2022	4,000,000	4,000,000
				39,762,712

Missouri : 0.60%
Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2016	6,660,000	6,762,364
Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2017	14,835,000	15,696,914
St. Louis MO Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.58	7-1-2026	11,055,000	11,055,000
				33,514,278

Nebraska : 0.20%
Hall County NE Airport Authority BAN Series A (GO Revenue)	1.50	8-15-2016	3,745,000	3,745,187
Tender Option Bond Trust Receipts for Nebraska Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	0.48	10-1-2033	7,500,000	7,500,000
				11,245,187

Nevada : 0.02%
Clark County NV School District (GO Revenue)	5.00	6-15-2018	1,000,000	1,071,460

New Jersey : 6.06%
Beach Haven NJ BAN (GO Revenue)	2.00	5-13-2016	5,760,475	5,768,079
Borough of Bound Brook County NJ BAN (GO Revenue)	1.50	4-22-2016	4,700,000	4,701,739
East Brunswick NJ BAN (GO Revenue)	2.00	3-17-2017	15,000,000	15,169,500
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	3.00	6-1-2017	1,420,000	1,452,546
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00	6-1-2018	650,000	689,182
Egg Harbor NJ BAN Series A (GO Revenue)	1.50	4-14-2016	8,798,000	8,800,639
Essex County NJ BAN (GO Revenue)	2.00	12-14-2016	1,090,480	1,096,870
Glassboro NJ School District Refunding (GO Revenue, National Insured)	4.00	8-15-2017	1,355,000	1,370,799
Hackensack NJ (GO Revenue)	1.50	11-9-2016	14,000,000	14,072,660
Hammonton NJ BAN (GO Revenue)	1.75	11-29-2016	2,741,851	2,761,592
Harmony Township NJ BAN (GO Revenue)	1.25	4-26-2016	5,182,887	5,184,753
Hawthorne NJ BAN (GO Revenue)	2.00	10-28-2016	7,526,600	7,583,125
Maple Shade Township NJ BAN (GO Revenue)	2.00	6-30-2016	10,397,240	10,426,248
New Jersey (GO Revenue)	5.00	6-1-2016	3,000,000	3,022,890
New Jersey Building Authority Series A (Miscellaneous Revenue)	4.00	6-15-2017	1,065,000	1,094,170
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2016	2,000,000	2,017,180
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2017	5,595,000	5,814,716
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2019	1,100,000	1,185,448
New Jersey Certificate of Participation Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.00	6-15-2017	1,000,000	1,042,460
New Jersey EDA Refunding Transportation Project Sublease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,487,800

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00%	12-15-2018	$2,220,000	$2,387,876
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.13	2-1-2017	9,800,000	9,727,088
New Jersey EDA School Facilities Construction Series C (Miscellaneous Revenue) ±	2.20	2-1-2018	2,000,000	1,990,260
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	1,245,000	1,284,230
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	765,000	786,672
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	7,785,000	8,342,795
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	315,000	332,155
New Jersey EDA School Facilities Construction Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,719,428
New Jersey EDA School Facilities Construction Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	16,191,300
New Jersey EDA Transportation Project Series A (Transportation Revenue)	5.00	5-1-2017	11,175,000	11,581,435
New Jersey Educational Authority Higher Education Technology Infrastructure Fund (Education Revenue)	5.00	6-1-2016	1,840,000	1,852,935
New Jersey HCFR Series 3018 (Health Revenue, AGC Insured, Deutsche Bank LIQ) 144Aø	0.79	7-1-2038	21,805,285	21,805,285
New Jersey HFA NCC Manor Project Series 2015K (Housing Revenue) ±	1.05	2-1-2018	20,500,000	20,496,720
New Jersey HFA Prospect Park Apartments Project Series 2015R (Housing Revenue) ±	0.88	10-1-2017	8,145,000	8,144,674
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,842,590
New Jersey Higher Education Student Assistance Authority Series 1 (Education Revenue)	5.00	12-1-2016	2,950,000	3,026,081
New Jersey Higher Education Student Assistance Authority Series 1A (Education Revenue)	5.00	12-1-2017	2,000,000	2,111,740
New Jersey Housing and Mortgage Finance Agency Oakwood Towers Project Series U (Housing Revenue) ±	0.80	11-1-2017	3,000,000	2,993,250
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	0.55	11-1-2016	3,135,000	3,133,840
New Jersey Housing and Mortgage Finance Agency Series F (Housing Revenue) ±	0.95	3-1-2018	8,450,000	8,443,578
New Jersey Housing and Mortgage Finance Agency Trent Center West Senior Apartments Project Series FF (Housing Revenue)	1.10	12-1-2017	6,000,000	6,003,600
New Jersey Transportation Authority (Miscellaneous Revenue, Ambac Insured)	5.75	6-15-2016	1,700,000	1,717,255
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	4,625,000	4,779,845
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2016	8,845,000	9,096,198
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,405,000	4,792,508
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.75	6-15-2017	1,700,000	1,787,363
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2017	695,000	724,510
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,746,208
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue)	5.00	6-15-2017	3,135,000	3,268,112
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	2,505,000	2,674,188
New Jersey Transportation Trust Fund Series B-1 (Transportation Revenue)	5.00	12-15-2017	2,125,000	2,248,548

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Series B-2 (Transportation Revenue, Syncora Guarantee Incorporated Insured)	5.00%	12-15-2016	$14,515,000	$14,927,226
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.58	12-15-2022	12,350,000	12,350,000
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	0.88	1-1-2017	13,000,000	12,981,930
Newark NJ Refunding General Improvement Series A (GO Revenue)	4.00	10-1-2016	3,710,000	3,751,181
Sussex County NJ Municipal Utilities Authority BAN (Water & Sewer Revenue)	2.00	12-1-2016	6,000,000	6,055,260
Union County NJ BAN (GO Revenue)	1.25	5-3-2016	2,045,025	2,046,088
Union County NJ BAN (GO Revenue)	1.25	3-3-2017	6,979,670	6,993,001
Union County NJ BAN (GO Revenue)	1.50	3-22-2017	3,526,000	3,542,114
				340,421,463

New Mexico : 0.72%
Bernalillo County NM Series B (Tax Revenue)	5.25	4-1-2016	215,000	215,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.04	11-1-2039	40,685,000	40,241,127
				40,456,127

New York : 14.16%
Allegany NY Greater Southern Tier Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	6-30-2016	17,000,000	17,026,350
Auburn NY BAN (GO Revenue)	2.00	5-27-2016	1,337,400	1,340,436
Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,671,200
Chautauqua County NY Bemus Point Central School District BAN (GO Revenue)	2.00	6-29-2016	3,595,000	3,607,403
Chautauqua County NY Frewsburg Central School District BAN (GO Revenue)	2.00	6-21-2016	2,130,000	2,136,007
Chautauqua County NY Ripley Central School District BAN Series A (GO Revenue)	2.00	11-22-2016	1,605,500	1,617,557
Cicero NY BAN (GO Revenue)	2.00	3-31-2017	3,660,549	3,691,151
Cold Spring NY BAN (GO Revenue)	1.25	5-13-2016	3,202,000	3,203,857
Concord NY BAN (GO Revenue)	2.00	2-23-2017	2,664,000	2,683,607
Cortland NY Cincinnatus Central School District BAN (GO Revenue)	1.50	8-19-2016	2,500,000	2,508,900
Deutsche Bank SPEAR/LIFER Trust Series DBE 1089 (GO Revenue, HUD Insured, Deutsche Bank LIQ) ø144A	0.95	6-1-2030	15,125,000	15,125,000
Franklin County NY Salmon River Central School District BAN (GO Revenue)	1.50	7-22-2016	2,000,000	2,004,760
Hempstead NY Budget Notes (GO Revenue)	2.00	12-16-2016	13,400,000	13,501,036
Herkimer County NY Dolgeville Central School District BAN (GO Revenue)	1.50	6-22-2016	3,000,000	3,006,030
Long Beach NY BAN (GO Revenue)	1.50	2-16-2017	3,575,000	3,588,192
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.18	5-1-2033	10,000,000	9,956,300
Metropolitan Transportation Authority New York BAN Series B-1 (Transportation Revenue)	0.25	8-1-2016	2,000,000	1,999,700
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Tax Revenue) ±	0.78	11-1-2026	6,905,000	6,851,901
Metropolitan Transportation Authority New York Refunding Sub Series B-3A (Tax Revenue) ±	0.77	11-1-2028	3,000,000	2,962,980
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.67	11-15-2041	13,000,000	12,988,690
Metropolitan Transportation Authority New York Series A3 (Transportation Revenue) ±	0.90	11-15-2042	10,000,000	9,888,200
Metropolitan Transportation Authority New York Series D-2 (Transportation Revenue) ±	0.76	11-15-2044	6,100,000	6,067,548
Metropolitan Transportation Authority New York Sub Series 3-3B (Tax Revenue) ±	0.76	11-1-2030	42,470,000	42,438,148
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.77	11-1-2032	36,650,000	36,556,909
Nassau County NY TAN Series A (GO Revenue)	2.00	9-15-2016	30,185,000	30,367,317

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	1.50%	10-1-2028	$1,825,000	$1,825,000
New York Energy R&D Authority PCR Rochester Gas & Electric Corporation Series C (Industrial Development Revenue, National Insured) ±	5.00	8-1-2032	4,250,000	4,306,993
New York Energy R&D Authority Rochester Gas and Electric Company Project Series A (Resource Recovery Revenue, National Insured) ±	4.75	5-15-2032	1,650,000	1,665,725
New York Environmental Facilities Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.60	5-1-2030	3,000,000	3,000,000
New York Environmental Facilities Corporation Waste Management Incorporated Project Series A (Resource Recovery Revenue)	2.75	7-1-2017	1,650,000	1,683,380
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.57	4-1-2017	25,450,000	25,418,188
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	1,420,000	1,456,153
New York Nassau Health Care Corporation RAN (Health Revenue)	2.00	1-17-2017	8,000,000	8,047,040
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO Revenue, AGM Insured) ±(m)	0.46	8-1-2026	4,900,000	4,900,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGC Insured) ±(m)	0.48	10-1-2027	54,875,000	54,875,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO Revenue) ±	0.87	8-1-2021	8,325,000	8,325,333
New York NY Housing Development Corporation Series E-1A (Housing Revenue)	0.75	11-1-2016	1,705,000	1,705,119
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.55	6-15-2032	3,000,000	3,000,000
New York NY Series A-6 (GO Revenue) ±	0.90	8-1-2031	39,950,000	39,711,898
New York NY Series J Sub Series J-2 (GO Revenue, AGM Insured) ±(m)	0.42	6-1-2036	23,875,000	23,875,000
New York NY Series J Sub Series J-3 (GO Revenue, AGM Insured) ±(m)	0.48	6-1-2036	27,275,000	27,275,000
New York NY Series J-4 (GO Revenue) ±	0.95	8-1-2025	10,865,000	10,864,674
New York NY Series J-9 (GO Revenue) ±	0.80	8-1-2027	38,000,000	37,958,580
New York NY Sub Series C-4 (GO Revenue, AGM Insured) ±(m)	0.48	1-1-2032	1,025,000	1,025,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.70	11-1-2022	23,375,000	23,375,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.70	11-1-2022	6,005,000	6,005,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.40	8-1-2023	36,800,000	36,800,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	37,360,000	37,363,736
Norwood NY Central School District BAN (GO Revenue)	2.00	8-5-2016	2,000,000	2,008,120
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	1.50	6-24-2016	2,600,000	2,605,356
Orange County NY Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	7-28-2016	11,000,000	11,026,070
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	11,000,000	11,086,020
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2017	500,000	511,760
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2016	1,175,000	1,177,620
Rome NY City School District (GO Revenue)	3.00	6-15-2016	2,990,000	3,005,608
Saltaire NY RAN (GO Revenue)	2.00	10-21-2016	5,000,000	5,034,900
Sleepy Hollow NY BAN Series B (GO Revenue)	1.25	11-23-2016	5,315,000	5,318,189
Steuben County NY BAN (GO Revenue)	1.38	8-26-2016	3,750,000	3,752,063
Suffolk County NY Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	6-30-2016	3,600,000	3,607,236
Suffolk County NY Public Improvement Serial Bonds Series A (GO Revenue, AGM Insured)	3.00	6-1-2016	4,000,000	4,016,160
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	10-15-2019	880,000	906,154
Suffolk County NY TAN (GO Revenue)	2.00	7-27-2016	29,800,000	29,925,160
Suffolk County NY TAN Series I (GO Revenue)	1.50	9-30-2016	4,120,000	4,140,806
Suffolk County NY TAN Series I (GO Revenue)	2.00	9-30-2016	23,000,000	23,149,270

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Suffolk County NY Tuckahoe Common School District TAN (GO Revenue)	1.50%	6-30-2016	$2,800,000	$2,805,908
Syracuse NY RAN Series B (GO Revenue)	1.50	6-30-2016	18,800,000	18,843,992
Tompkins NY Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	6-29-2016	24,800,000	24,850,840
Triborough Bridge & Tunnel Authority New York Refunding Bond General Sub Series B-4 (Transportation Revenue) ±	0.81	1-1-2029	4,500,000	4,499,910
Ulster County NY BAN (GO Revenue)	2.00	7-28-2016	3,325,036	3,338,835
Utica NY School District (GO Revenue)	2.00	7-22-2016	1,000,000	1,002,520
Utica NY School District (GO Revenue)	3.00	7-1-2016	960,000	964,675
Utica NY School District (GO Revenue)	3.00	7-1-2017	1,320,000	1,346,057
Wayne County NY Sodus Central School District BAN (GO Revenue)	1.50	6-30-2016	2,500,000	2,504,925
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	506,470
Wyoming County NY Letchworth Central School District BAN (GO Revenue)	1.50	6-17-2016	3,100,000	3,105,890
Yonkers NY Series A (GO Revenue)	4.00	7-1-2016	2,835,000	2,859,523
Yonkers NY Series B (GO Revenue)	3.00	7-1-2016	1,290,000	1,297,972
Yonkers NY Series C (GO Revenue)	4.00	8-15-2016	2,085,000	2,111,542
Yonkers NY Series D (GO Revenue)	2.00	8-1-2016	3,325,000	3,340,927
Yonkers NY Series D (GO Revenue)	3.00	8-15-2016	660,000	665,999
Yonkers NY Series D (GO Revenue)	3.00	8-1-2017	2,045,000	2,101,585
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,341,941
Yonkers NY Series E (GO Revenue)	3.25	9-1-2017	790,000	815,801
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,309,770
Yonkers NY Series F (GO Revenue)	2.00	9-1-2017	345,000	350,213
Yonkers NY Series F (GO Revenue)	3.00	9-1-2018	350,000	366,352
				795,853,137

North Carolina : 0.57%
Charlotte NC Housing Authority MFHR Boulevard Phase III Project (Housing Revenue) ±	0.75	8-1-2017	10,500,000	10,501,050
Greensboro NC Housing Authority Claremont Courts Project (Housing Revenue) ±	0.95	11-1-2017	4,800,000	4,800,336
Hertford County NC IDA Nucor Corporation Project (Industrial Development Revenue) ±	0.80	11-1-2033	5,000,000	5,000,000
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.75	6-1-2038	12,000,000	12,000,000
				32,301,386

North Dakota : 0.30%
Burleigh County ND (Tax Revenue, AGM Insured)	5.00	11-1-2016	600,000	614,856
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,133,165
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	3,000,000	3,001,500
North Dakota HFA Meadowlark Heights Apartments Project (Housing Revenue)	0.40	9-1-2016	8,000,000	7,994,400
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	375,000	375,754
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	3,959,708
				17,079,383

Ohio : 2.46%
Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25	1-1-2017	2,315,000	2,387,228
Cleveland OH Airport System Series C (Airport Revenue, AGC Insured)	5.00	1-1-2017	2,895,000	2,985,932
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	10,000,000	9,997,800
Cuyahoga OH Metropolitan Housing Authority Bohn Tower Apartments Project (Housing Revenue)	0.70	3-1-2017	12,700,000	12,701,270
Franklin County OH Poindexter Phase IIA Project (Housing Revenue) ±	1.10	12-1-2018	3,000,000	3,002,730
Lancaster OH Port Authority (Utilities Revenue) ±	0.69	2-1-2017	3,895,000	3,892,274

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Lancaster OH Port Authority (Utilities Revenue) ±	0.74%	8-1-2017	$3,240,000	$3,238,898
Lancaster OH Port Authority (Utilities Revenue) ±	0.79	2-1-2018	7,225,000	7,203,614
Lancaster OH Port Authority (Utilities Revenue) ±	0.84	8-1-2018	4,000,000	3,989,160
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	3,000,000	3,002,190
Middletown OH School District TAN (GO Revenue)	1.75	5-3-2016	2,500,000	2,502,025
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	450,000	466,358
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	16,790,000	18,799,595
Ohio American Municipal Power Incorporated BAN (Utilities Revenue)	1.00	10-21-2016	4,500,000	4,506,075
Ohio HFA Coopermill Manor Project (Housing Revenue)	0.85	8-1-2017	15,850,000	15,834,943
Ohio HFA MFHR Walnut Court Senior Apartments (Housing Revenue)	0.50	8-1-2016	3,900,000	3,899,181
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	1,790,000	1,823,867
Ohio Major New State Infrastructure Project Series 3 (Miscellaneous Revenue)	5.00	12-15-2016	1,960,000	2,022,289
Ohio University Hospital Health System Series B (Health Revenue) ø	0.35	1-15-2045	13,000,000	13,000,000
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.65	1-15-2033	12,720,000	12,720,000
Ohio Water Development Authority FirstEnergy Generation Corporation Series 2009-A (Water & Sewer Revenue) ±	5.88	6-1-2033	1,240,000	1,248,754
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,255,613
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,774,062
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,527,031
Warrensville Heights OH BAN (GO Revenue)	2.13	8-11-2016	1,220,000	1,225,612
				138,006,501

Oklahoma : 0.48%
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,036,780
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,581,529
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,825,000	5,053,512
Comanche County OK Hospital Authority Refunding (Health Revenue)	5.00	7-1-2017	2,855,000	2,939,337
Oklahoma County OK Independent School District #52 Series B (GO Revenue)	2.00	3-1-2017	2,550,000	2,578,764
Oklahoma Housing Finance Agency Cherokee Terrace Apartments (Housing Revenue, GNMA Insured) ±	0.70	12-1-2017	5,000,000	4,995,850
Oklahoma School District Certificate of Participation (Miscellaneous Revenue)	0.80	6-30-2016	8,890,000	8,887,866
				27,073,638

Oregon : 0.37%
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	1.28	10-1-2020	14,650,000	14,649,707
Oregon Housing Development Holiday Garden Apartments Series 2015D (Housing Revenue) ±	0.80	8-1-2018	6,400,000	6,395,264
				21,044,971

Pennsylvania : 4.86%
Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	115,000	118,878
Beaver County PA IDA FirstEnergy Generation Series A (Miscellaneous Revenue) ±	2.20	1-1-2035	3,000,000	3,006,000
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	3,000,000	3,089,130

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.73%	1-1-2030	$7,990,000	$7,978,335
Chester County PA IDA University Student Housing Project Series C-1 (Housing Revenue)	0.65	2-1-2017	1,900,000	1,899,715
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2016	435,000	436,788
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	915,966
Clarion County PA IDA Student Housing (Housing Revenue)	1.05	5-1-2016	6,500,000	6,502,665
Downingtown PA School District (GO Revenue) ±	0.77	5-1-2030	11,975,000	11,975,000
Greater Latrobe PA School District (Miscellaneous Revenue)	3.00	10-1-2016	4,580,000	4,633,174
Leigh County PA IDA PPL Corporation Series A (Industrial Development Revenue) ±	0.90	9-1-2029	12,500,000	12,493,000
Luzerne PA RAN (GO Revenue)	3.38	6-30-2016	12,000,000	12,000,120
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,041,440
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,350,600
Montgomery County PA IDA Refunding Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2029	12,910,000	13,113,074
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.64	11-1-2018	700,000	694,673
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.70	11-1-2019	1,000,000	988,620
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.79	11-1-2024	5,000,000	4,958,850
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	2,500,000	2,531,125
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00	5-1-2016	1,225,000	1,228,504
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.90	4-1-2019	15,800,000	15,800,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.60	8-1-2045	15,000,000	15,000,000
Pennsylvania HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±	1.20	11-1-2031	225,000	224,973
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R1 (Education Revenue) ±	0.85	11-1-2041	1,140,000	1,140,046
Pennsylvania Higher Education Facilities Authority Independent Colleges Series I4 (Education Revenue) ±	1.50	11-1-2031	5,800,000	5,825,810
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2017	1,250,000	1,303,763
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.95	12-1-2016	6,825,000	6,824,045
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	0.70	12-1-2016	28,050,000	28,038,500
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	1.00	12-1-2018	19,000,000	18,859,780
Pennsylvania Turnpike Commission Series B-2 (Transportation Revenue) ±	0.70	12-1-2016	34,950,000	34,954,194
Philadelphia PA IDA Refunding 1st Series 2016 (Education Revenue)	5.00	4-1-2016	755,000	755,000
Philadelphia PA School District (GO Revenue)	3.00	9-1-2016	1,450,000	1,461,006
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	1,230,000	1,328,621
Philadelphia PA School District Series B (GO Revenue)	5.00	9-1-2016	3,500,000	3,558,520
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2018	250,000	270,045
Philadelphia PA School District Series D (GO Revenue)	4.00	9-1-2016	240,000	243,098
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2016	4,360,000	4,435,428
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2017	6,050,000	6,350,867
Philadelphia PA School District Series E (GO Revenue)	5.00	9-1-2018	145,000	155,196
Philadelphia PA School District Series F (GO Revenue, BHAC Insured)	5.00	9-1-2016	450,000	457,722
Tunkhannock PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-15-2016	1,240,000	1,244,613
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.80	11-1-2028	3,300,000	3,293,829
Upper Darby PA School District (GO Revenue)	3.00	5-1-2017	500,000	511,405
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	741,993

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Warwick PA School District (GO Revenue)	3.00%	2-15-2017	$1,000,000	$1,020,230
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,321,888
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,110,629
Washington County PA Hospital Authority Series A (Health Revenue, PNC Bank NA LOC) ±	0.50	7-1-2037	3,400,000	3,398,878
Washington County PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ±	0.50	7-1-2031	3,340,000	3,338,898
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,087,614
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,116,671
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,692,983
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,757,580
York County PA Refunding Bond (GO Revenue) ±	0.60	6-1-2033	9,730,000	9,706,064
				273,285,546

Puerto Rico : 0.27%
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,000,000	2,014,400
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	725,000	726,385
Puerto Rico Electric Power Authority Series TT (Utilities Revenue, AGM Insured)	5.00	7-1-2017	550,000	563,453
Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50	7-1-2017	575,000	593,481
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,935,000	4,951,286
Puerto Rico Public Improvement Series A (GO Revenue, AGC Insured)	5.00	7-1-2017	250,000	257,205
Puerto Rico Series A (GO Revenue, AGC Insured)	5.00	7-1-2016	6,065,000	6,122,193
				15,228,403

Rhode Island : 0.46%
East Providence RI TAN (GO Revenue)	1.50	7-28-2016	6,700,000	6,716,683
Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,180,818
Rhode Island Health & Education Building Finance Corporation (Health Revenue, AGM Insured)	5.00	5-15-2017	7,370,000	7,406,555
Rhode Island Health & Educational Building Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2017	1,815,000	1,856,037
Rhode Island Health & Educational Building Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2018	1,535,000	1,594,788
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (Housing Revenue) ±	1.10	10-1-2045	4,400,000	4,394,632
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	836,513
				25,986,026

South Carolina : 0.22%
Berkeley County SC IDA Nucor Corporation Project (Industrial Development Revenue) ø	0.83	4-1-2030	5,000,000	5,000,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2016	700,000	700,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	607,944
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	506,270
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	500,000	523,840
South Carolina Housing Finance & Development Authority Spartanburg 7 Project Series A (Housing Revenue) ±	1.05	1-1-2019	3,175,000	3,175,000

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Woodruff SC BAN (Water & Sewer Revenue)	1.05%	4-1-2017	$2,045,000	$2,045,859
				12,558,913

Tennessee : 0.40%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,740,000	2,819,460
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,903,894
Metropolitan Government Nashville & Davidson Counties TN Health & Education Facilities Meharry Medical College (Health Revenue, Ambac Insured)	6.00	12-1-2016	560,000	568,966
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,389,304
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,430,000	1,511,653
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,925,000	7,161,904
				22,355,181

Texas : 10.07%
Alamito TX Public Facilities Corporation HACEP RAD Conversion Program (Housing Revenue) ±	1.00	10-1-2018	9,200,000	9,188,408
Austin TX Series 2008-3305 (Miscellaneous Revenue, Bank of America NA LIQ) ø	0.64	5-15-2036	5,000,000	5,000,000
Clear Creek TX Independent School District (GO Revenue) ±	3.00	2-15-2035	4,200,000	4,318,482
Dallas TX Independent High School District (GO Revenue) ±	1.50	2-15-2034	4,000,000	4,043,240
Deutsche Bank SPEAR/LIFER Trust Series DBE 1149 (Health Revenue, Deutsche Bank LIQ) ø144A	0.61	8-15-2043	4,985,000	4,985,000
Fort Bend TX Independent School District Various School Building Series A (GO Revenue) ±	0.66	8-1-2040	6,675,000	6,676,268
Galveston TX Dickinson Independent High School District (GO Revenue) ±	1.05	8-1-2037	4,000,000	4,006,040
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	425,464
Harris County TX (Transportation Revenue) ±	1.04	8-15-2021	3,500,000	3,500,455
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue) ±	3.00	2-15-2040	960,000	987,130
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue) ±	1.05	2-15-2044	12,000,000	12,019,920
Harris County TX Houston Independent School District Series B (GO Revenue) ±	0.95	6-1-2035	9,150,000	9,165,372
Houston TX Hotel Occupancy Prerefunded Series B (Tax Revenue)	5.00	9-1-2018	1,735,000	1,767,323
Houston TX Hotel Occupancy Unrefunded Series B (Tax Revenue)	5.00	9-1-2018	285,000	290,221
Houston TX Independent School District Limited Tax School House Series A-1 (GO Revenue) ±	3.00	6-1-2039	83,250,000	83,600,483
Lamar TX Consolidated Independent School District Schoolhouse Series A (GO Revenue) ±	2.00	8-15-2047	38,220,000	38,400,781
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	7,013,090
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	26,355,000	26,902,920
Northside TX Independent School District Building Project (GO Revenue) ±	2.13	8-1-2040	1,960,000	1,966,056
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,610,000	2,677,573
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	28,340,000	29,043,682
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ±	0.50	11-1-2040	21,600,000	21,600,000
Port Arthur TX Navigation District Motiva Enterprises LLC Series B (Resource Recovery Revenue) ø	0.49	12-1-2039	10,000,000	10,000,000
Richardson TX Independent School District Series A (GO Revenue)	5.00	2-15-2017	3,835,000	3,983,108
Round Rock TX Independent School District (GO Revenue) ±	1.50	8-1-2040	35,000,000	35,142,450

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±	0.68%	2-1-2033	$53,000,000	$52,967,670
San Antonio TX Housing Trust Finance Corporation MFHR Masters Ranch Apartments Project (Housing Revenue)	0.50	9-1-2016	15,500,000	15,498,915
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	1.08	5-1-2043	12,320,000	12,321,971
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	2.00	11-15-2016	400,000	401,804
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	3.00	11-15-2017	485,000	495,806
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2018	500,000	528,210
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2019	510,000	544,864
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	3.00	11-15-2017	500,000	511,545
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2018	500,000	529,000
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	760,076
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	570,900
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.66	11-15-2029	30,400,000	30,400,000
Texas Affordable Housing Corporation Woodside Village Project (Housing Revenue) ±	1.00	12-1-2018	5,750,000	5,751,093
Texas Department of Housing and Community Affairs Good Samaritan Towers (Housing Revenue)	0.95	9-1-2017	5,620,000	5,620,843
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.13	9-15-2017	16,480,000	16,494,173
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.87	9-15-2017	43,265,000	43,264,567
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,574,300
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.98	12-15-2017	2,975,000	2,973,394
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2016	2,080,000	2,128,256
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	11,808,775
Texas Tollway Authority Series C (Transportation Revenue) ±	1.95	1-1-2038	1,535,000	1,557,104
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	0.75	4-1-2032	24,000,000	23,969,280
Texas Turnpike Authority Central Texas Turnpike System Prerefunded Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	4,755,000	4,746,108
Texas Turnpike Authority Central Texas Turnpike System Unrefunded Balance Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	340,000	339,317
Williamson County TX (GO Revenue) ±	1.45	8-15-2034	2,500,000	2,514,475
				565,975,912

Vermont : 0.04%
Burlington VT Airport Refunding Series 2012B (Airport Revenue)	3.50	7-1-2018	2,290,000	2,326,663

Virgin Islands : 0.16%
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,723,868

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Senior Lien Matching Fund Loan Series B (Miscellaneous Revenue)	5.00%	10-1-2017	$6,950,000	$7,317,933
				9,041,801

Virginia : 0.92%
Bedford VA American Municipal Power Incorporated (Utilities Revenue)	1.25	3-28-2017	4,385,000	4,394,691
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75	2-1-2032	30,000,000	30,432,900
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	2.30	8-1-2038	4,265,000	4,291,272
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2016	1,000,000	1,009,330
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2017	1,250,000	1,314,225
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,634,520
Louisa VA IDA Virginia Electric & Power Company Series C (Utilities Revenue) ±	0.70	11-1-2035	6,400,000	6,401,088
Pittsylvania County VA Series A (GO Revenue)	3.00	7-15-2017	735,000	736,551
Virginia Housing Development Authority Series B (Housing Revenue)	2.25	9-1-2017	500,000	509,310
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2016	955,000	965,677
				51,689,564

Washington : 0.22%
Grant County WA Public Utility District #2 Series K (Utilities Revenue) ±	0.72	1-1-2044	4,000,000	3,980,960
Kent WA (GO Revenue)	3.00	12-1-2016	500,000	507,015
Washington HCFR Series XF2035 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.75	10-1-2036	7,655,000	7,655,000
				12,142,975

West Virginia : 0.74%
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-1-2022	16,400,000	16,496,432
West Virginia EDA Appalachian Power Company Mountaineer Project Series A (Utilities Revenue) ø	0.78	2-1-2036	25,000,000	25,000,000
				41,496,432

Wisconsin : 0.60%
Ellsworth WI Community School District (Miscellaneous Revenue)	2.00	10-1-2017	4,235,000	4,260,198
Ellsworth WI Community School District Notes Anticipation Notes (Miscellaneous Revenue)	2.00	4-1-2016	630,000	630,000
Juneau County WI Necedah Area School District (Miscellaneous Revenue)	2.00	5-24-2016	1,725,000	1,729,002
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	354,732
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	393,304
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	403,557
Tender Option Bond Trust Receipts Floaters Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) ø144A	0.60	10-1-2020	4,875,000	4,875,000
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.00	12-1-2042	3,800,000	3,800,000
Waukesha WI Note Anticipation Notes Series C (Miscellaneous Revenue)	2.00	7-1-2016	11,280,000	11,294,438
Wisconsin HEFA Aspirus Incorporate Obligation Group Series A (Health Revenue)	3.00	8-15-2016	420,000	423,473
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±	1.25	8-15-2025	3,540,000	3,549,710
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	2.00	12-1-2016	1,455,000	1,466,669
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2017	200,000	206,362

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)		3.00%	12-1-2018	$500,000	$523,410
					33,909,855

Wyoming : 0.56%
Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.57	1-1-2017	31,500,000	31,500,000

Total Municipal Obligations (Cost $5,333,812,805)					5,332,104,664

Other : 2.50%
Eaton Vance California Municipal Income Trust ±144A§		1.90	9-1-2019	16,975,000	16,972,454
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A		1.40	7-1-2019	6,475,000	6,467,878
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares ±144A		1.45	7-1-2019	9,950,000	9,945,324
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A		1.40	7-1-2019	6,000,000	5,993,400
Nuveen Dividend Advantage Municipal Fund 3 Institutional MuniFund Term Preferred Shares ±144A		1.15	10-1-2017	59,000,000	59,079,060
Nuveen New York AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§		1.02	10-1-2017	17,000,000	16,994,900
Nuveen Texas Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A		1.01	11-1-2018	25,000,000	25,111,750
Total Other (Cost $140,375,267)					140,564,766

		Yield		Shares
Short-Term Investments : 1.66%
Investment Companies : 1.65%
Wells Fargo National Tax-Free Money Market Fund Institutional Class (l)(u)		0.15		92,867,399	92,867,399

				Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#		0.38	6-16-2016	$250,000	249,897

Total Short-Term Investments (Cost $93,117,194)					93,117,296

Total investments in securities (Cost $5,580,106,362)*	99.25%				5,578,209,726
Other assets and liabilities, net	0.75				42,174,409

Total net assets	100.00%				$5,620,384,135

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
¤	The security is issued in zero coupon form with no periodic interest payments.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,580,100,489 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,308,454
Gross unrealized losses	(13,199,217)

Net unrealized losses	$(1,890,763)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
PUTTER	Puttable tax-exempt receipts
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$0	$12,423,000	$12,423,000
Municipal obligations	0	5,332,104,664	0	5,332,104,664
Other	0	140,564,766	0	140,564,766
Short-term investments
Investment companies	92,867,399	0	0	92,867,399
U.S. Treasury securities	249,897	0	0	249,897

Total assets	$93,117,296	$5,472,669,430	$12,423,000	$5,578,209,726

Liabilities
Futures contracts	$54,688	$0	$0	$54,688

Total liabilities	$54,688	$0	$0	$54,688

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Derivative transactions

For the nine months ended March 31, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At March 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2016	Unrealized losses
6-30-2016	JPMorgan	250 Short	5-Year U.S. Treasury Notes	$30,291,016	$(29,772)

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.11%
Guam : 10.39%
Guam Government Business Privilege Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,232,580
Guam Government Business Privilege Series B1 (Tax Revenue)	5.00	1-1-2042	500,000	544,980
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2021	2,250,000	2,624,805
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,500,000	1,770,015
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2016	500,000	512,085
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,110,820
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,135,720
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	722,540
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2021	300,000	346,902
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	880,371
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	102,160
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	153,240
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2021	2,500,000	2,852,400
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,782,128
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	580,245
				17,350,991

Illinois : 4.76%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,000,000	706,420
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2034	2,000,000	2,137,180
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,672,137
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	539,980
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	283,298
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	3,500,000	2,611,105
				7,950,120

Michigan : 0.13%
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	216,972

New Jersey : 1.18%
New Jersey EDA Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	1,009,650
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	949,500
				1,959,150

Puerto Rico : 8.64%
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO Revenue, AGC Insured)	5.00	7-1-2016	1,535,000	1,549,475
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	985,000	992,398
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,007,200
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,033,000
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	2,255,000	2,271,259
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	656,316
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,042,010
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	349,656

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00%	7-1-2018	$500,000	$512,795
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,500,000	1,548,435
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,497
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,409,920
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	29,688
				14,427,649

Virgin Islands : 9.46%
Virgin Islands PFA (Miscellaneous Revenue) 144A	3.00	9-1-2016	965,000	973,183
Virgin Islands PFA (Miscellaneous Revenue) 144A	5.00	9-1-2020	750,000	852,458
Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,358,586
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	4.00	10-1-2020	450,000	457,673
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	3,000,000	3,207,600
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	254,815
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,245,820
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2018	5,165,000	5,437,041
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	10,920
				15,798,096

Wisconsin : 63.55%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	415,876
Blue Mounds WI CDA Series A (Miscellaneous Revenue)	1.25	4-1-2017	50,000	50,189
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.15	6-1-2018	550,000	552,349
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.35	6-1-2019	750,000	754,298
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,797
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	201,156
Glendale WI CDA Bayshore Public Parking Project (Miscellaneous Revenue)	1.50	10-1-2019	300,000	303,384
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,694,710
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,795,999
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	4.38	4-1-2022	200,000	214,614
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00	4-1-2030	1,410,000	1,555,695
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	280,560
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	112,619
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	295,209
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	478,535
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	405,000
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,755
Jackson WI CDA Kettle Moraine Lutheran High School Federation Incorporated (Education Revenue, FHLB LOC) ø	0.43	6-1-2031	3,210,000	3,210,000
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	892,653
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2019	50,000	54,313

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Kaukauna WI RDA (Miscellaneous Revenue)	4.00%	6-1-2020	$100,000	$110,286
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2021	310,000	345,768
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	264,669
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	226,808
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	487,683
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	472,383
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	941,148
Little Chute WI CDA (Industrial Development Revenue, Associated Bank NA LOC) ø	0.53	7-1-2053	805,000	805,000
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	200,518
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,478
Madison WI CDA Monticello Apartments (Housing Revenue, BMO Harris Bank NA LOC) ø	0.43	4-1-2023	730,000	730,000
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	170,267
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	538,479
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,619,100
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.85	8-1-2020	200,000	206,944
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.90	8-1-2021	405,000	418,308
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue, Ambac Insured)	4.00	8-1-2023	300,000	308,835
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	915,000	1,027,243
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,561,683
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,900,895
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,370,564
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	51,489
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	944,202
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,322,170
Milwaukee WI RDA University of Wisconsin Kenilworth Project (Education Revenue, U.S. Bank NA LOC) ø	0.43	9-1-2040	4,000,000	4,000,000
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.00	12-1-2038	2,155,000	2,155,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,098,230
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,719,119
North Fond Du Lac WI CDA (Miscellaneous Revenue)	0.85	12-1-2016	150,000	149,973
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.30	12-1-2017	50,000	50,125
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.70	12-1-2018	50,000	50,222
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,045
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,472
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	50,044
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	100,240
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,103,570
Prairie du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	203,500
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.00	10-1-2042	1,420,000	1,420,000
Residual Interest Bond Floater Trust Various States Series 2WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.42	5-1-2018	3,950,000	3,950,000
Saukville Village WI CDA Calibre Incorporated Project (Industrial Development Revenue, BMO Harris Bank NA LOC) ø	0.63	9-1-2029	605,000	605,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,902,529
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	426,117
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	116,140
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,457,160
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	2,011,648
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,435,000	3,033,840
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	152,163

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	3.80%	2-1-2018	$300,000	$306,111
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	224,334
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	254,885
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	832,025
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	53,754
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	214,392	109,498
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	68,221
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	1.00	12-1-2042	1,950,000	1,950,000
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	136,469
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	344,960
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	161,115
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	161,967
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	269,685
Wauwatosa WI Housing Authority Hart Park Square Project (Health Revenue, BMO Harris Bank NA LOC) ø	0.63	3-1-2034	260,000	260,000
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,196
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	163,919
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	295,000	196,275
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	72,366
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,297,940
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,150,000	2,539,408
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	780,000	943,566
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	840,245
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,379,321
Wisconsin Dells CDA (Miscellaneous Revenue)	4.60	3-1-2025	175,000	175,333
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,556,686
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,047,530
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,798,170
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	2,068,895
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	35,000	36,726
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,572,108
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	70,000	74,314
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,017
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	270,000	270,211
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±	4.25	12-1-2035	1,960,000	1,968,938
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø	0.53	8-1-2046	1,725,000	1,725,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.55	12-1-2016	50,000	49,978
Wisconsin Housing & EDA Series A (Housing Revenue, FHLB LIQ) ø	0.43	5-1-2055	1,400,000	1,400,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.80	6-1-2017	50,000	50,030
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	50,074
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	55,245
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	55,336
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	55,672
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	56,211
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	106,076
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	11-1-2022	125,000	133,056
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	800,000	823,904
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	3,355,000	3,576,631
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	515,000	574,452

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin Refunding Bond of 2011 Series 1 (GO Revenue)		5.00%	5-1-2022	$1,225,000	$1,458,556
					106,091,177

Total Municipal Obligations (Cost $157,780,570)					163,794,155

Total investments in securities (Cost $157,780,570)*	98.11%				163,794,155
Other assets and liabilities, net	1.89				3,158,478

Total net assets	100.00%				$166,952,633

¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is $157,778,105 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,227,569
Gross unrealized losses	(211,519)

Net unrealized gains	$6,016,050

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$163,794,155	$0	$163,794,155

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 53.84%
Consumer Discretionary : 12.23%
Auto Components : 0.55%
Magna International Incorporated	31,693	$1,361,531
Nissin Kogyo Company Limited	1,930	25,997
Tachi-S Company Limited	1,490	21,739
Tokai Rika Company Limited	980	18,443
Toyota Industries Corporation	1,263	56,784
TS Tech Company Limited	1,240	29,021
		1,513,515

Automobiles : 0.09%
Chongqing Changchun Automobile Class B	41,100	76,983
Fuji Heavy Industries Limited	1,250	44,149
Isuzu Motors Limited	4,150	42,848
Mazda Motor Corporation	1,300	20,174
Peugeot SA †	970	16,623
Renault SA	546	54,251
		255,028

Diversified Consumer Services : 0.11%
Kroton Educacional SA	15,398	49,162
New Oriental Education & Technology Group Incorporated	2,661	92,044
Service Corporation International	6,196	152,917
		294,123

Hotels, Restaurants & Leisure : 2.44%
Buffalo Wild Wings Incorporated †	1,016	150,490
Caesars Acquisition Company Class A †	1,887	11,548
Caesars Entertainment Corporation †	3,485	23,698
Carnival Corporation (b)	10,369	547,172
Chipotle Mexican Grill Incorporated †	181	85,246
ClubCorp Holdings Incorporated	5,171	72,601
Compass Group plc	3,532	62,294
Domino’s Pizza Incorporated	7,808	1,029,563
Fuji Kyuko Company Limited	1,094	15,038
Genting Singapore plc	44,445	27,534
H.I.S. Company Limited	795	22,216
Hilton Worldwide Holdings Incorporated	39,062	879,676
Las Vegas Sands Corporation	2,727	140,931
Mandarin Oriental International Limited	25,110	34,150
McDonald’s Corporation (b)	3,200	402,176
MGM Resorts International †(b)	32,607	699,094
Norwegian Cruise Line Holdings Limited †	411	22,724
OPAP SA	9,682	68,086
Panera Bread Company Class A †	361	73,944
Sands China Limited	21,120	86,034
Sonic Corporation	48,831	1,716,898
Starbucks Corporation (b)	6,287	375,334
TUI AG	3,535	55,168
Wyndham Worldwide Corporation	389	29,731
Wynn Macau Limited	20,285	31,379
		6,662,725

Household Durables : 0.07%
Alpine Electronics Incorporated	1,640	18,375
Cairn Homes plc †(i)	80,049	105,434
Cairn Homes plc—London Exchange †(i)(a)	15,740	672
Funai Electric Company Limited	2,000	17,540
Garmin Limited	647	25,854

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Household Durables (continued)
Panahome Corporation	3,370	$25,302
		193,177

Internet & Catalog Retail : 1.05%
Amazon.com Incorporated †	2,231	1,324,411
Home Retail Group plc	14,904	35,491
Qliro Group AB †	12,748	13,976
The Priceline Group Incorporated †	245	315,795
Wayfair Incorporated Class A †	27,012	1,167,459
		2,857,132

Leisure Products : 0.03%
Bandai Namco Holdings Incorporated	1,780	38,812
Sankyo Company Limited	495	18,429
Shimano Incorporated	202	31,661
		88,902

Media : 3.97%
Charter Communication Incorporated Class A †	3,890	787,453
Clear Channel Outdoor Holdings Incorporated Class A	4,337	20,384
Comcast Corporation Class A (b)	27,988	1,709,507
Daiichikosho Company Limited	450	19,592
Discovery Communications Incorporated Class A †	4,902	140,344
DISH Network Corporation Class A †	27,435	1,269,144
JC Decaux SA	24,464	1,070,912
Liberty Latin America and Caribbean Group Class A †	2,297	80,533
M6 Metropole Television SA	2,572	46,900
Nippon Television Network Corporation	2,420	39,930
SES SA	3,938	115,320
Sky plc	12,957	190,561
The Walt Disney Company	11,789	1,170,766
Time Warner Cable Incorporated	8,735	1,787,356
Time Warner Incorporated	28,085	2,037,566
TV Asahi Corporation	1,430	25,653
Twenty-First Century Fox Incorporated Class A	8,538	238,039
Wolters Kluwer NV	2,802	111,849
		10,861,809

Multiline Retail : 0.34%
Dollar Tree Incorporated †(b)	11,011	907,967
Seria Company Limited	228	13,756
		921,723

Specialty Retail : 3.01%
Adastria Company Limited	200	6,069
Advance Auto Parts Incorporated (b)	3,475	557,181
Aoyama Trading Company Limited	595	22,865
AutoNation Incorporated †	33,875	1,581,285
AutoZone Incorporated †	2,537	2,021,203
Geo Holdings Corporation	798	13,266
Gulliver International Company Limited	1,728	21,511
Hornbach Holding AG & Company KGaA	780	50,414
Jumbo SA †	1,961	26,554
Lowe’s Companies Incorporated	527	39,920
Luk Fook Holdings International Limited	7,405	16,801
O’Reilly Automotive Incorporated †	1,890	517,217
Office Depot Incorporated †	20,798	147,666
Pal Company Limited	850	21,291
Rent-A-Center Incorporated	1,496	23,712
Shimamura Company Limited	243	30,336
Signet Jewelers Limited	136	16,868
The Home Depot Incorporated (b)	21,145	2,821,377

2

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
The TJX Companies Incorporated	1,142	$89,476
United Arrows Limited	322	13,318
Urban Outfitters Incorporated †	1,744	57,709
Vitamin Shoppe Incorporated †	3,392	105,016
Yamada Denki Company Limited	6,736	31,841
		8,232,896

Textiles, Apparel & Luxury Goods : 0.57%
Brunello Cucinelli SpA	1,823	34,518
Crocs Incorporated †	6,803	65,445
Global Brands Group Holding Limited †	252,755	30,628
Nike Incorporated Class B	20,874	1,283,125
Ralph Lauren Corporation	374	36,001
Samsonite International SA	19,100	64,017
VF Corporation	839	54,334
		1,568,068

Consumer Staples : 5.97%
Beverages : 3.09%
Anheuser-Busch InBev NV	652	81,054
Anheuser-Busch InBev NV ADR	4,005	499,263
Asahi Breweries Limited	1,105	34,433
Brown-Forman Corporation Class B	9,771	962,150
C&C Group plc	23,241	104,990
Constellation Brands Incorporated Class A (b)	14,406	2,176,602
Diageo plc	3,403	91,959
Heineken NV	9,535	864,192
Molson Coors Brewing Company Class B (b)	8,997	865,332
Monster Beverage Corporation †	3,001	400,273
PepsiCo Incorporated (b)	4,285	439,127
Sapporo Holdings Limited	5,446	27,098
The Coca-Cola Company (b)	39,376	1,826,653
Vina Concha y Toro SA	13,007	22,601
Yantai Changyu Pioneer Wine Company Limited Class B	16,000	50,017
		8,445,744

Food & Staples Retailing : 0.99%
Ain Holdings Incorporated	365	18,713
Alimentation Couche-Tard Incorporated Class B	491	21,852
Belc Company Limited	219	8,270
Cocokara Fine Incorporated	179	7,777
Costco Wholesale Corporation (b)	14,800	2,332,185
J Sainsbury plc	23,347	92,649
Metro AG	2,100	65,069
Sundrug Company Limited	748	55,961
Wal-Mart Stores Incorporated	430	29,451
Walgreens Boots Alliance Incorporated	886	74,637
Yaoko Company Limited	269	11,891
		2,718,455

Food Products : 1.55%
Ajinomoto Company Incorporated	582	13,132
Ariake Japan Company Limited	396	23,223
Chocoladefabriken Lindt & Sprungli AG	23	1,721,980
ConAgra Foods Incorporated	1,160	51,759
Greencore Group plc	33,539	180,639
Kikkoman Corporation	612	20,120
Meiji Holdings Company Limited	567	45,594
Mondelez International Incorporated Class A (b)	20,668	829,201
Morinaga & Company Limited	2,533	12,896
Nestle SA	1,151	86,006
Nippon Flour Mills Company Limited	1,683	13,832

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Food Products (continued)
Nisshin Seifun Group Incorporated	779	$12,383
Nomad Foods Limited †	2,663	23,994
Post Holdings Incorporated †	1,685	115,877
Suedzucker AG	2,582	45,525
The J.M. Smucker Company (b)	3,504	454,959
The Kraft Heinz Company (b)	7,433	583,936
Yamazaki Baking Company Limited	574	12,093
		4,247,149

Household Products : 0.15%
Colgate-Palmolive Company	2,689	189,978
Lion Corporation	2,106	23,746
Reckitt Benckiser Group plc	1,427	137,933
The Procter & Gamble Company	609	50,127
		401,784

Personal Products : 0.15%
Beiersdorf AG	483	43,606
Coty Incorporated	1,944	54,102
Kose Corporation	282	27,437
LG Household & Health Care Limited H Shares	60	49,580
Natura Cosmeticos SA	3,100	22,882
Oriflame Holding AG †	2,654	52,797
The Estee Lauder Companies Incorporated Class A	615	58,001
Unilever NV ADR	1,993	89,047
		397,452

Tobacco : 0.04%
British American Tobacco plc	1,196	70,256
Japan Tobacco Incorporated	760	31,671
		101,927

Energy : 3.19%
Energy Equipment & Services : 0.67%
Halliburton Company (b)	40,716	1,454,376
Helmerich & Payne Incorporated	615	36,113
Hilong Holding Limited	116,190	14,229
Schlumberger Limited (b)	4,473	329,884
Trican Well Service Limited †	2,845	2,607
		1,837,209

Oil, Gas & Consumable Fuels : 2.52%
Anadarko Petroleum Corporation	23,626	1,100,263
BP plc	34,970	175,865
Cabot Oil & Gas Corporation	3,080	69,947
Canadian Natural Resources Limited	1,864	50,328
Chevron Corporation	383	36,538
Cobalt International Energy Incorporated †	3,308	9,825
Concho Resources Incorporated †	109	11,013
Diamondback Energy Incorporated †	530	40,905
Energen Corporation	520	19,027
Eni SpA	7,430	112,446
EOG Resources Incorporated	772	56,032
Exxon Mobil Corporation (b)	6,263	523,524
Hess Corporation	332	17,480
Imperial Oil Limited	2,060	68,823
Japan Petroleum Exploration Company	1,320	29,580
Marathon Oil Corporation	2,465	27,460
Newfield Exploration Company †	228	7,581
Noble Energy Incorporated (b)	54,285	1,705,092
Pioneer Natural Resources Company	11,894	1,673,962

4

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources Incorporated	259	$3,654
Raging River Exploration Incorporated †	1,300	9,089
Royal Dutch Shell plc Class B	3,884	94,833
Southwestern Energy Company †	3,355	27,075
Statoil ASA	2,041	32,139
Total SA	3,207	146,189
TransCanada Corporation †	500	17,613
Valero Energy Corporation (b)	12,935	829,651
		6,895,934

Financials : 5.31%
Banks : 1.83%
Alpha Bank AE †	14,402	32,121
Banca Popolare dell’Emilia Romagna Scarl	10,934	52,056
Banco Macro SA	465	29,979
Banco Popular Espanol SA	16,999	44,238
Bangkok Bank PCL—Non-voting	4,255	21,771
Bank of America Corporation	97,466	1,317,740
Bank of Ireland †	58,791	17,059
Bank of Nova Scotia	1,152	56,287
Bank of the Ozarks Incorporated	13,794	578,934
BNP Paribas SA	4,003	201,468
CaixaBank SA	39,686	117,277
CaixaBank SA—Madrid Exchange †(a)	596	1,761
Citigroup Incorporated	3,157	131,805
Citizens Financial Group Incorporated	1,445	30,273
Eurobank Ergasias SA †	53,393	47,329
HDFC Bank Limited ADR	814	50,167
HSBC Holdings plc	23,760	148,070
ICICI Bank Limited ADR	7,793	55,798
ING Groep NV	6,693	80,958
Japan Post Bank Company Limited	2,095	25,781
JPMorgan Chase & Company	3,226	191,044
M&T Bank Corporation	229	25,419
Mitsubishi UFJ Financial Group Incorporated	14,762	68,403
PNC Financial Services Group Incorporated	2,156	182,333
Sberbank of Russia (a)	28,752	47,212
Signature Bank †(b)	3,558	484,315
Societe Generale SA	1,860	68,744
Standard Chartered plc	10,135	68,786
Sumitomo Mitsui Financial Group Incorporated	1,420	43,050
The San-in Godo Bank Limited	2,970	18,367
UniCredit SpA	13,885	50,085
Western Alliance Bancorp †	21,805	727,851
		5,016,481

Capital Markets : 1.10%
Affiliated Managers Group Incorporated †(b)	2,714	440,754
Aizawa Securities Company Limited	2,650	13,939
ANIMA Holding SpA	3,738	27,350
EFG International AG	9,249	52,904
Ichiyoshi Securities Company Limited	5,135	43,756
Invesco Limited	12,823	394,564
Julius Baer Group Limited	2,228	95,696
OM Asset Management plc	12,290	164,072
Raymond James Financial Incorporated	1,228	58,465
SEI Investments Company	24,935	1,073,452
UBS Group AG	14,162	228,141
WL Ross Holding Corporation †	40,000	401,200
		2,994,293

Consumer Finance : 0.15%
Ally Financial Incorporated †	12,337	230,949

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Consumer Finance (continued)
Navient Corporation	10,792	$129,180
Santander Consumer USA Holdings Incorporated †	5,460	57,275
		417,404

Diversified Financial Services : 0.74%
Amundi SA †	1,990	94,755
Hellenic Exchanges SA Holding	7,926	44,824
Intercontinental Exchange Incorporated (b)	1,563	367,524
Japan Exchange Group Incorporated	1,748	26,776
MarketAxess Holdings Incorporated	425	53,053
Markit Limited †	1,942	68,650
McGraw Hill Financial Incorporated	391	38,701
Moody’s Corporation	12,570	1,213,759
MSCI Incorporated	826	61,190
Rescap Liquidating Trust	5,781	44,803
		2,014,035

Insurance : 0.55%
Ageas NV	2,412	95,705
Ambac Financial Group Incorporated †(b)	3,037	47,985
American International Group Incorporated	3,487	188,472
Chubb Limited	747	89,005
Coface SA	5,166	42,630
Delta Lloyd NV	3,583	16,651
Fairfax Financial Holdings Limited	99	55,422
MetLife Incorporated	2,110	92,713
MS&AD Insurance Group Holdings Incorporated	2,040	56,843
Principal Financial Group Incorporated	1,165	45,959
Saga plc	16,033	45,640
Sony Financial Holdings Incorporated	3,960	50,597
Storebrand ASA †	16,382	64,006
T&D Holdings Incorporated	6,149	57,340
Tokio Marine Holdings Incorporated	1,470	49,633
Torchmark Corporation	703	38,074
Unum Group	1,199	37,073
W.R. Berkley Corporation	7,506	421,837
		1,495,585

Real Estate Management & Development : 0.28%
Daito Trust Construction Company Limited	257	36,491
Deutsche Wohnen AG	1,621	50,411
LEG Immobilien AG	641	60,430
Leopalace21 Corporation	8,270	49,968
Realogy Holdings Corporation †(b)	12,899	465,783
Relo Holdings Incorporated	394	52,827
Sumitomo Real Estate Sales Company Limited	2,740	52,757
		768,667

REITs : 0.65%
American Tower Corporation	1,438	147,208
Columbia Property Trust Incorporated	1,118	24,585
Equinix Incorporated	188	62,173
GLP J-REIT	25	28,500
Grivalia Properties Real Estate Investment Company	10,885	91,285
Hibernia REIT plc	70,277	104,119
Host Hotels & Resorts Incorporated	1,979	33,049
Intu Properties plc	24,440	109,869
Invincible Investment Corporation	19	14,249
Irish Residential Properties REIT plc	80,407	101,102
Kennedy Wilson Europe Real Estate plc	6,310	106,125
LaSalle Logiport REIT †	30	28,975
National Retail Properties Incorporated	6,354	293,555
National Storage REIT	35,729	44,095
New Residential Investment Corporation	7,315	85,073

6

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
REITs (continued)
Public Storage Incorporated (b)	1,817	$501,183
		1,775,145

Thrifts & Mortgage Finance : 0.01%
Genworth Mortgage Insurance	11,754	22,435

Health Care : 5.83%
Biotechnology : 0.86%
Alnylam Pharmaceuticals Incorporated †	349	21,907
Baxalta Incorporated (b)	26,226	1,059,530
Biogen Incorporated †	1,467	381,889
Five Prime Therapeutics Incorporated †	325	13,205
Gilead Sciences Incorporated (b)	7,333	673,609
Incyte Corporation †	306	22,176
Novavax Incorporated †	2,457	12,678
Regeneron Pharmaceuticals Incorporated †	193	69,565
Tesaro Incorporated †	673	29,632
Vertex Pharmaceuticals Incorporated †	751	59,697
		2,343,888

Health Care Equipment & Supplies : 1.17%
Asahi Intecc Company Limited	708	33,153
Becton Dickinson & Company (b)	11,628	1,765,363
DexCom Incorporated †	615	41,765
Edwards Lifesciences Corporation †	583	51,426
Hologic Incorporated †	2,232	77,004
IDEXX Laboratories Incorporated †	11,938	934,984
Intuitive Surgical Incorporated †	55	33,058
Medtronic plc	2,691	201,825
Paramount Bed Holdings Company Limited	508	18,574
Sysmex Corporation	425	26,585
Terumo Corporation	721	25,850
		3,209,587

Health Care Providers & Services : 0.60%
Acadia Healthcare Company Incorporated †(b)	6,660	367,033
Brookdale Senior Living Incorporated †	731	11,608
Cardinal Health Incorporated	759	62,200
Envision Healthcare Holdings Incorporated †	828	16,891
HCA Holdings Incorporated †(b)	4,366	340,766
McKesson Corporation	240	37,740
UnitedHealth Group Incorporated	706	91,003
Universal Health Services Incorporated Class B (b)	5,683	708,784
		1,636,025

Health Care Technology : 0.01%
Agfa-Gevaert NV †	7,609	33,958

Life Sciences Tools & Services : 0.34%
Illumina Incorporated †	195	31,611
Thermo Fisher Scientific Incorporated	6,440	911,840
		943,451

Pharmaceuticals : 2.85%
Allergan plc †	12,639	3,387,631
Almirall SA	2,895	48,656
AstraZeneca plc	5,118	286,862
AstraZeneca plc ADR	3,308	93,153
Bristol-Myers Squibb Company (b)	17,574	1,122,627
Eisai Company Limited	1,593	95,825

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Pharmaceuticals (continued)
H. Lundbeck AS †	2,014	$66,493
Ipsen SA	3,642	209,159
Johnson & Johnson (b)	8,801	952,269
Merck & Company Incorporated	3,210	169,841
Mylan NV †	3,830	177,503
Ono Pharmaceutical Company Limited	5,461	231,211
Pfizer Incorporated (b)	23,545	697,874
Roche Holding AG	335	82,465
Shionogi & Company Limited	1,413	66,504
Sosei Group Corporation	123	17,738
Teva Pharmaceutical Industries Limited ADR	750	40,133
UCB SA	481	36,802
		7,782,746

Industrials : 6.32%
Aerospace & Defense : 2.90%
Airbus Group NV	4,474	297,058
Cobham plc	25,003	77,962
Finmeccanica SpA †	4,610	58,490
Honeywell International Incorporated (b)	30,162	3,379,652
Lockheed Martin Corporation (b)	14,929	3,306,774
Qinetiq Group plc	15,904	52,080
Raytheon Company (b)	4,490	550,609
Thales SA	633	55,462
TransDigm Group Incorporated †	292	64,339
United Technologies Corporation	855	85,586
		7,928,012

Air Freight & Logistics : 0.82%
FedEx Corporation (b)	12,560	2,043,763
PostNL †	22,921	93,373
United Parcel Service Incorporated Class B	1,008	106,314
		2,243,450

Airlines : 0.09%
Aegean Airlines	2,448	23,677
AirAsia Bhd (i)	36,130	16,947
Deutsche Lufthansa AG †	8,482	137,102
Japan Airlines Company Limited	1,446	52,960
		230,686

Building Products : 0.21%
Compagnie de Saint-Gobain SA	7,403	326,257
Fortune Brands Home & Security Incorporated	1,163	65,175
Owens Corning Incorporated	594	28,084
Sanwa Holdings Corporation	10,970	81,584
Wienerberger AG	4,411	84,725
		585,825

Commercial Services & Supplies : 0.10%
Aeon Delight Company Limited	760	24,412
Atento SA †	2,800	22,932
Gategroup Holding AG	1,030	46,061
Nippon Kanzai Company Limited	2,090	33,055
Sohgo Security Services Company Limited	470	25,474
Spotless Group Holdings Limited	58,915	56,903
Waste Connections Incorporated	931	60,133
		268,970

8

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Construction & Engineering : 0.14%
Balfour Beatty plc †	26,384	$96,478
Ellaktor SA †	7,819	11,299
Fomento de Construcciones y Contratas SA †	3,283	28,324
Hazama Ando Corporation	4,790	23,323
JGC Corporation	1,740	26,051
Kinden Corporation	3,410	41,813
Kyudenko Corporation	743	17,686
Nippo Corporation	1,790	30,108
Obayashi Corporation	1,894	18,680
Vinci SA	1,084	80,756
		374,518

Electrical Equipment : 0.12%
Denyo Company Limited	1,975	20,339
Eaton Corporation plc	757	47,358
Generac Holdings Incorporated †	764	28,451
Legrand SA	1,689	94,645
Nissin Electric Company Limited	1,317	14,370
Schneider Electric SE	999	63,136
SolarCity Corporation †	415	10,201
Ushio Incorporated	1,855	24,658
Zumtobel Group AG	1,855	31,082
		334,240

Industrial Conglomerates : 0.84%
Beijing Enterprises Holdings Limited	7,720	42,246
Danaher Corporation	7,825	742,280
General Electric Company (b)	39,576	1,258,121
Koninklijke Philips NV	1,760	50,138
Rheinmetall AG	2,501	199,838
		2,292,623

Machinery : 0.12%
Atlas Copco AB Class A	1,605	40,391
Hino Motors Limited	2,125	22,979
IHI Corporation	12,330	26,074
Mitsubishi Heavy Industries Limited	10,490	38,970
Miura Company Limited	1,157	21,599
Namura Shipbuilding Company Limited	2,350	17,602
Sandvik AB	2,830	29,282
Sulzer AG	457	45,389
Takuma Company Limited	3,070	27,469
The Middleby Corporation †	400	42,708
Toshiba Machine Company Limited	6,680	20,537
		333,000

Marine : 0.04%
DS Norden AS †	2,125	30,974
Irish Continental Group plc	6,947	43,082
Kuehne & Nagel International AG	249	35,399
		109,455

Professional Services : 0.09%
Adecco SA	925	60,269
Experian Group Limited	4,138	73,993
Hays plc	28,954	50,318
Recruit Holdings Company Limited	1,165	35,557
TechnoPro Holdings Incorporated	842	24,988
		245,125

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Road & Rail : 0.72%
Avis Budget Group Incorporated †(b)	5,135	$140,494
Canadian National Railway Company	1,515	94,674
CSX Corporation	1,618	41,664
DSV AS	1,585	65,980
Genesee & Wyoming Incorporated Class A †	895	56,117
Hitachi Transport System Limited	840	14,047
Old Dominion Freight Line Incorporated †(b)	7,034	489,707
Sotetsu Holdings Incorporated	2,005	12,292
Union Pacific Corporation	13,386	1,064,856
		1,979,831

Trading Companies & Distributors : 0.09%
AerCap Holdings NV †	936	36,279
Fastenal Company	1,002	49,098
Itochu Corporation	3,040	37,438
Kuroda Electric Company Limited	1,580	23,655
Rexel SA	4,559	65,131
SIG plc	21,927	45,979
		257,580

Transportation Infrastructure : 0.04%
Groupe Eurotunnel SE	6,948	77,875
Hamburger Hafen Und Logistik AG	1,463	21,542
		99,417

Information Technology : 8.90%
Communications Equipment : 0.17%
ARRIS International plc †	1,890	43,319
Cisco Systems Incorporated	2,582	73,510
Motorola Solutions Incorporated	1,028	77,820
Radware Limited †	10,565	124,984
Ruckus Wireless Incorporated †	16,171	158,638
		478,271

Electronic Equipment, Instruments & Components : 0.05%
Amano Corporation	1,830	28,894
Hitachi High Technologies Corporation	830	23,378
Hosiden Corporation	4,090	24,458
Largan Precision Company Limited	225	17,443
Nichicon Corporation	2,050	14,281
WPG Holdings Company Limited	35,945	38,308
		146,762

Internet Software & Services : 4.14%
Alibaba Group Holding Limited ADR †	1,289	101,870
Alphabet Incorporated Class A †(b)	3,788	2,889,866
Alphabet Incorporated Class C †(b)	2,360	1,758,082
Baidu Incorporated ADR †	2,273	433,870
ChinaCache International Holdings Limited ADR †	890	7,022
CoStar Group Incorporated †	631	118,735
Dena Company Limited	1,490	25,671
Dip Corporation	686	16,153
Envestnet Incorporated †	850	23,120
Facebook Incorporated Class A †(b)	39,775	4,538,328
Naver Corporation	58	32,307
Rackspace Hosting Incorporated †	8,032	173,411
Tencent Holdings Limited	53,375	1,089,882
United Internet AG	1,272	63,838
Yandex NV Class A †	3,796	58,155
		11,330,310

10

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
IT Services : 0.74%
Accenture plc Class A	1,023	$118,054
ALTEN SA	477	29,277
Automatic Data Processing Incorporated	762	68,359
Cerved Information Solutions SpA	11,127	91,542
Cognizant Technology Solutions Corporation Class A †(b)	5,748	360,400
Computer Sciences Corporation	6,468	222,435
CSRA Incorporated	5,606	150,801
Devoteam SA	457	22,210
MasterCard Incorporated Class A	8,551	808,070
OBIC Company Limited	634	33,518
SCSK Corporation	344	13,449
Sopra Steria Group	668	78,938
Wellnet Corporation	354	12,613
		2,009,666

Semiconductors & Semiconductor Equipment : 0.53%
Applied Materials Incorporated	2,492	52,781
ARM Holdings plc ADR (b)	6,183	270,135
Globalwafers Company Limited	8,958	21,181
Kontron AG †	3,778	13,649
Lam Research Corporation	344	28,414
Silicon Motion Technology Corporation	1,480	57,439
SunEdison Incorporated †	328	177
Synaptics Incorporated †	464	36,999
Taiwan Semiconductor Manufacturing Company Limited ADR	35,596	932,615
Tokyo Seimitsu Company Limited	1,230	24,120
		1,437,510

Software : 1.71%
Activision Blizzard Incorporated	14,576	493,252
Adobe Systems Incorporated †	833	78,135
Cadence Design Systems Incorporated †	1,401	33,036
CDK Global Incorporated	593	27,604
Citrix Systems Incorporated †(b)	5,929	465,901
CommVault Systems Incorporated †	3,854	166,377
Microsoft Corporation (b)	38,572	2,130,332
Nexon Company Limited	808	13,777
Nintendo Company Limited	467	66,391
Nippon System Development Company Limited	1,780	26,318
Oracle Corporation (b)	8,981	367,413
PTC Incorporated †	7,924	262,760
SS&C Technologies Holdings Incorporated	300	19,020
Symantec Corporation	12,937	237,782
The Descartes Systems Group Incorporated †	1,650	32,117
Verint Systems Incorporated †	2,445	81,614
Workday Incorporated Class A †	1,420	109,113
Xura Incorporated †	2,825	55,568
		4,666,510

Technology Hardware, Storage & Peripherals : 1.56%
Apple Incorporated (b)	4,229	460,919
Canon Incorporated	765	22,805
EMC Corporation	25,976	692,261
Hewlett-Packard Incorporated	71,913	885,968
Samsung Electronics Company Limited	27	30,976
SanDisk Corporation	14,906	1,134,048
Western Digital Corporation (b)	22,019	1,040,177
		4,267,154

Materials : 3.71%
Chemicals : 2.88%
Akzo Nobel NV	1,216	82,883

11

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Chemicals (continued)
Axalta Coating Systems Limited †	6,963	$203,320
Cabot Corporation	463	22,377
Celanese Corporation Series A	620	40,610
CF Industries Holdings Incorporated	19,531	612,102
GCP Applied Technologies Incorporated †	22,058	439,837
LyondellBasell Industries NV Class A	10,756	920,498
Platform Specialty Products Corporation †	4,665	40,119
Praxair Incorporated	818	93,620
Shin-Etsu Chemical Company Limited	500	25,874
The Sherwin-Williams Company	13,288	3,782,695
Tokyo Ohka Kogyo Company Limited	770	19,266
W.R. Grace & Company	22,231	1,582,403
		7,865,604

Construction Materials : 0.58%
BRAAS Monier Building Group SA	4,042	108,776
Buzzi Unicem SpA	8,252	142,633
CRH plc	3,761	106,263
CRH plc—London Exchange	4,139	116,872
LafargeHolcim Limited	5,237	246,341
Martin Marietta Materials Incorporated	4,668	744,593
Sumitomo Osaka Cement Company Limited	9,110	35,778
Taiheiyo Cement Corporation	10,650	24,509
Vicat SA	723	46,894
		1,572,659

Containers & Packaging : 0.11%
Berry Plastics Group Incorporated †	6,660	240,759
Smurfit Kappa Group plc	2,849	73,429
		314,188

Metals & Mining : 0.14%
Anglo American plc	5,663	44,905
Bekaert SA	845	34,331
BHP Billiton Limited ADR	792	20,513
Constellium NV Class A †	2,105	10,925
Franco-Nevada Corporation	184	11,294
Franco-Nevada Corporation—Toronto Exchange	672	41,269
Goldcorp Incorporated	741	12,026
Lonmin plc †	3,775	7,197
Reliance Steel & Aluminum Company	1,471	101,778
Rio Tinto plc ADR	724	20,467
Salzgitter AG	1,607	45,505
Silver Wheaton Corporation	400	6,640
Yamato Kogyo Company Limited	1,365	29,630
		386,480

Telecommunication Services : 1.22%
Diversified Telecommunication Services : 1.06%
Cellnex Telecom SAU	12,263	196,055
Hellenic Telecommunications Organization SA	10,143	91,757
Nippon Telegraph and Telephone Corporation	3,700	159,382
Sunrise Communications Group AG †144A	4,527	310,494
Telecom Italia SpA †	55,888	60,288
Telefonica SA	5,734	64,282
Verizon Communications Incorporated (b)	37,155	2,009,342
		2,891,600

Wireless Telecommunication Services : 0.16%
KDDI Corporation	1,450	38,729
Mobistar SA †	2,620	58,672

12

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name			Shares	Value
Wireless Telecommunication Services (continued)
NTT DOCOMO Incorporated			3,641	$82,577
SoftBank Group Corporation			557	26,557
T-Mobile US Incorporated †(b)			6,369	243,933
				450,468

Utilities : 1.16%
Electric Utilities : 0.57%
Avangrid Incorporated			1,920	77,011
Edison International (b)			9,659	694,386
NextEra Energy Incorporated (b)			6,192	732,761
Power Assets Holdings Limited			4,155	42,502
				1,546,660

Gas Utilities : 0.03%
China Resources Gas Group Limited			10,493	29,961
UGI Corporation			1,266	51,007
				80,968

Independent Power & Renewable Electricity Producers : 0.01%
Huadian Fuxin Energy Corporation Limited H Shares			28,261	6,594
Huaneng Renewables Corporation Limited H Shares			88,180	27,395
				33,989

Multi-Utilities : 0.53%
E.ON SE			3,556	34,143
Engie SA			4,472	69,410
National Grid plc			4,915	69,688
RWE AG			2,755	35,660
Sempra Energy (b)			11,374	1,183,465
Suez Environnement Company SA			3,068	56,276
				1,448,642

Water Utilities : 0.02%
Guangdong Investment Limited			37,696	47,671

Total Common Stocks (Cost $138,268,132)				147,206,296

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 1.07%
Consumer Discretionary : 0.59%
Diversified Consumer Services : 0.02%
APX Group Incorporated	6.38%	12-1-2019	$45,000	45,135

Hotels, Restaurants & Leisure : 0.03%
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	35,000	14,350
Yum! Brands Incorporated	6.88	11-15-2037	60,000	56,998
				71,348

Media : 0.05%
Radio One Incorporated 144A	7.38	4-15-2022	170,000	153,000

Multiline Retail : 0.04%
Neiman Marcus Group Limited 144A	8.00	10-15-2021	100,000	86,000
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	20,000	15,412
				101,412

13

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 0.45%
Guitar Center Incorporated 144A	6.50%	4-15-2019	$250,000	$225,000
New Albertsons Incorporated (i)	6.52	4-10-2028	100,000	68,250
New Albertsons Incorporated (i)	6.57	2-23-2028	545,000	394,444
New Albertsons Incorporated	6.63	6-1-2028	20,000	16,900
New Albertsons Incorporated (i)	7.11	7-22-2027	160,000	130,400
New Albertsons Incorporated (i)	7.15	7-23-2027	15,000	12,488
New Albertsons Incorporated	7.45	8-1-2029	115,000	104,363
New Albertsons Incorporated	7.75	6-15-2026	25,000	23,375
New Albertsons Incorporated	8.00	5-1-2031	255,000	240,975
New Albertsons Incorporated	8.70	5-1-2030	25,000	24,000
				1,240,195

Financials : 0.21%
Insurance : 0.19%
Ambac Assurance Corporation 144A	5.10	6-7-2020	470,772	517,849

REITs : 0.02%
Colony Starwood Homes	3.00	7-1-2019	70,000	69,344

Industrials : 0.12%
Electrical Equipment : 0.12%
SolarCity Corporation (b)	1.63	11-1-2019	575,000	329,547

Information Technology : 0.15%
Communications Equipment : 0.01%
Riverbed Technology Incorporated 144A	8.88	3-1-2023	20,000	19,900

IT Services : 0.13%
DynCorp International Incorporated	10.38	7-1-2017	465,000	372,000

Semiconductors & Semiconductor Equipment : 0.01%
SunEdison Incorporated (s)	0.25	1-15-2020	40,000	1,375
SunEdison Incorporated (s)	2.00	10-1-2018	30,000	1,163
SunEdison Incorporated (s)	2.38	4-15-2022	125,000	4,297
SunEdison Incorporated (s)	2.63	6-1-2023	120,000	4,125
SunEdison Incorporated (s)	3.38	6-1-2025	140,000	4,813
				15,773

Total Corporate Bonds and Notes (Cost $3,586,356)				2,935,503

			Shares
Exchange-Traded Funds : 0.00%
TOPIX ETF			940	11,668

Total Exchange-Traded Funds (Cost $11,111)				11,668

			Principal
Foreign Corporate Bonds and Notes @: 0.04%
Consumer Discretionary : 0.04%
Textiles, Apparel & Luxury Goods : 0.04%
Boardriders SA (EUR)	9.50	12-15-2020	93,000	98,417

Total Foreign Corporate Bonds and Notes (Cost $96,295)				98,417

14

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name			Shares	Value
Investment Companies : 8.04%
Alternative Investment Funds : 8.04%
AQR Managed Futures Strategy Fund Class I			2,151,051	$21,983,742

Total Investment Companies (Cost $22,762,098)				21,983,742

	Interest rate	Maturity date	Principal
Municipal Obligations : 0.27%
Puerto Rico : 0.27%
Puerto Rico Commonwealth Public Improvement Series A (GO Revenue) (i)	5.75%	7-1-2041	$5,000	2,999
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2041	10,000	5,913
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO Revenue) (i)	5.13	7-1-2037	95,000	56,544
Puerto Rico Commonwealth Unrefunded Balance Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2033	80,000	47,490
Puerto Rico Commonwealth Unrefunded Balance Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2034	10,000	5,932
Puerto Rico Commonwealth Unrefunded Balance Public Improvement Series A (Tax Revenue) (i)	5.13	7-1-2031	10,000	5,945
Puerto Rico Commonwealth Unrefunded Balance Public Improvement Series B (GO Revenue) (i)	5.25	7-1-2032	5,000	2,977
Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds Series T (Miscellaneous Revenue) (i)	5.60	7-1-2030	650,000	378,209
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2036	110,000	66,645
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2037	90,000	54,521
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2038	65,000	39,376
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2039	15,000	9,087
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	5.25	8-1-2040	70,000	43,411
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	6.00	8-1-2038	10,000	6,058
Total Municipal Obligations (Cost $850,312)				725,107

Non-Agency Mortgage-Backed Securities : 2.32%
Carrington Mortgage Loan Trust Series 06-NC4 Class A3 ±	0.59	10-25-2036	3,250,000	2,012,424
Citi Held For Asset Issuance Series 16-MP1 Class A 144A	4.65	4-15-2025	1,375,000	1,368,933
Citi Held For Asset Issuance Series 16-MP1 Class B 144A	7.67	4-15-2025	915,000	932,832
Credit-Based Asset Servicing and Securitization Series 07-CB4 Class A1B ±	0.62	4-25-2037	8,000,000	2,018,734
Total Non-Agency Mortgage-Backed Securities (Cost $6,341,078)				6,332,923

	Dividend yield		Shares
Preferred Stocks : 0.27%
Financials : 0.01%
Thrifts & Mortgage Finance : 0.01%
FHLMC †	0.00		700	2,100
FHLMC †	0.00		294	632
FHLMC †	0.00		493	1,065
FNMA †	0.00		850	2,542
FNMA †	0.00		559	1,230
				7,569

Health Care : 0.24%
Pharmaceuticals : 0.24%
Allergan plc ±	5.98		721	662,700

15

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Dividend yield		Shares	Value
Industrials : 0.02%
Transportation Infrastructure : 0.02%
Uber Technologies Incorporated †(a)(i)	0.00%		1,216	$59,307

Total Preferred Stocks (Cost $758,189)				729,576

	Strike price	Expiration date	Contracts
Purchased Put Options : 0.14%
S&P 500 Index	$1,900	6-17-2016	4,300	76,970
S&P 500 Index	1,850	12-16-2016	5,200	303,680
Total Purchased Put Options (Cost $790,939)				380,650

			Shares
Rights : 0.00%
Financials : 0.00%
Insurance : 0.00%
Delta Lloyd NV †		4-7-2016	3,583	4,978

Total Rights (Cost $8,017)				4,978

Warrants : 0.02%
Financials : 0.02%
Banks : 0.01%
JPMorgan Chase & Company †		10-28-2018	2,668	47,224

Capital Markets : 0.01%
WL Ross Holding Corporation †		6-11-2019	28,954	14,187

Total Warrants (Cost $68,536)				61,411

	Yield
Short-Term Investments : 24.58%
Investment Companies : 22.87%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44%		62,526,657	62,526,657

		Maturity date	Principal
U.S. Treasury Securities : 1.71%
U.S. Treasury Bill #(z)	0.31	6-23-2016	$4,685,000	4,682,681

Total Short-Term Investments (Cost $67,208,225)				67,209,338

			Shares
Securities Sold Short: (22.54%)
Common Stocks : (13.84%)
Consumer Discretionary : (2.29%)
Auto Components : (0.13%)
Delphi Automotive plc			(4,612)	(345,992)

Automobiles : (0.28%)
Bayerische Motoren Werke AG			(1,721)	(158,037)
Daimler AG			(2,056)	(157,614)
Ford Motor Company			(12,057)	(162,770)
General Motors Company			(4,857)	(152,656)
Tesla Motors Incorporated †			(601)	(138,092)
				(769,169)

16

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure : (0.14%)
Domino’s Pizza Incorporated	(91)	$(11,999)
Marriott International Class A	(4,818)	(342,945)
Panera Bread Company Class A †	(51)	(10,446)
Starbucks Corporation	(104)	(6,209)
Texas Roadhouse Incorporated	(216)	(9,413)
		(381,012)

Internet & Catalog Retail : (0.41%)
Expedia Incorporated	(2,013)	(217,042)
Netflix Incorporated †	(8,931)	(913,016)
		(1,130,058)

Media : (0.56%)
Charter Communication Incorporated Class A †	(4,723)	(956,077)
Omnicom Group Incorporated	(3,490)	(290,473)
Sirius Xm Holdings Incorporated †	(68,270)	(269,667)
		(1,516,217)

Multiline Retail : (0.35%)
Dollar Tree Incorporated †	(2,938)	(242,268)
Kohl’s Corporation	(5,925)	(276,164)
Target Corporation	(5,208)	(428,514)
		(946,946)

Specialty Retail : (0.04%)
Burlington Stores Incorporated †	(150)	(8,436)
L Brands Incorporated	(47)	(4,127)
Ross Stores Incorporated	(374)	(21,655)
Staples Incorporated	(4,551)	(50,198)
The Gap Incorporated	(429)	(12,613)
The TJX Companies Incorporated	(276)	(21,625)
		(118,654)

Textiles, Apparel & Luxury Goods : (0.38%)
Compagnie Financière Richemont SA	(4,373)	(289,017)
The Swatch Group AG	(846)	(293,071)
Under Armour Incorporated Class A †	(3,492)	(296,226)
VF Corporation	(2,551)	(165,203)
		(1,043,517)

Consumer Staples : (0.27%)
Food & Staples Retailing : (0.26%)
Costco Wholesale Corporation	(847)	(133,470)
The Kroger Company	(195)	(7,459)
Wal-Mart Stores Incorporated	(2,210)	(151,363)
Whole Foods Market Incorporated	(4,462)	(138,813)
Woolworths Limited	(16,432)	(278,371)
		(709,476)

Food Products : (0.01%)
Hormel Foods Corporation	(919)	(39,738)

Energy : (2.82%)
Energy Equipment & Services : (1.04%)
National Oilwell Varco Incorporated	(47,084)	(1,464,312)

17

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Limited	(18,454)	$(1,360,983)
		(2,825,295)

Oil, Gas & Consumable Fuels : (1.78%)
Apache Corporation	(25,222)	(1,231,086)
Chevron Corporation	(9,340)	(891,036)
Conocophillips	(9,920)	(399,478)
EOG Resources Incorporated	(6,194)	(449,561)
Hess Corporation	(10,692)	(562,934)
Murphy Oil Corporation	(8,132)	(204,845)
Occidental Petroleum Corporation	(16,539)	(1,131,764)
		(4,870,704)

Financials : (1.04%)
Banks : (0.31%)
Canadian Imperial Bank of Commerce	(4,422)	(330,335)
DBS Group Holdings Limited	(24,228)	(276,460)
HDFC Bank Limited ADR	(3,968)	(244,548)
		(851,343)

Capital Markets : (0.28%)
Franklin Resources Incorporated	(12,460)	(486,563)
Goldman Sachs Group Incorporated	(1,801)	(282,721)
		(769,284)

REITs : (0.45%)
Crown Castle International Corporation	(6,602)	(571,073)
Equinix Incorporated	(2,009)	(664,396)
		(1,235,469)

Health Care : (0.54%)
Health Care Equipment & Supplies : (0.11%)
Varian Medical Systems Incorporated †	(3,717)	(297,434)

Life Sciences Tools & Services : (0.11%)
Illumina Incorporated †	(1,823)	(295,527)

Pharmaceuticals : (0.32%)
Novo Nordisk A/S Class B	(4,037)	(218,973)
Shire plc ADR	(3,846)	(661,127)
		(880,100)

Industrials : (1.79%)
Aerospace & Defense : (0.39%)
The Boeing Company	(8,348)	(1,059,695)

Air Freight & Logistics : (0.26%)
FedEx Corporation	(3,893)	(633,469)
United Parcel Service Incorporated Class B	(782)	(82,478)
		(715,947)

Electrical Equipment : (0.02%)
SolarCity Corporation †	(1,800)	(44,244)

Machinery : (0.74%)
Caterpillar Incorporated	(13,024)	(996,857)
Deere & Company	(809)	(62,285)

18

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Machinery (continued)
Parker-Hannifin Corporation	(8,592)	$(954,399)
		(2,013,541)

Professional Services : (0.12%)
Nielsen Holdings plc	(6,504)	(342,501)

Road & Rail : (0.06%)
CSX Corporation	(6,060)	(156,045)

Trading Companies & Distributors : (0.20%)
Fastenal Company	(11,206)	(549,094)

Information Technology : (3.55%)
Electronic Equipment, Instruments & Components : (0.68%)
Corning Incorporated	(89,060)	(1,860,463)

Internet Software & Services : (0.05%)
Zillow Group Incorporated Class C †	(5,900)	(140,007)

IT Services : (1.25%)
Infosys Limited ADR	(97,051)	(1,845,910)
International Business Machines Corporation	(9,436)	(1,429,083)
Paypal Holdings Incorporated †	(3,663)	(141,392)
		(3,416,385)

Semiconductors & Semiconductor Equipment : (0.07%)
Micron Technology Incorporated †	(18,276)	(191,350)
SunEdison Incorporated †	(9,945)	(5,372)
		(196,722)

Software : (0.80%)
Activision Blizzard Incorporated	(1,645)	(55,667)
Adobe Systems Incorporated †	(3,064)	(287,403)
Electronic Arts Incorporated †	(10,785)	(712,996)
Mobileye NV †	(6,456)	(240,744)
SAP SE	(3,342)	(270,377)
Workday Incorporated Class A †	(7,931)	(609,418)
		(2,176,605)

Technology Hardware, Storage & Peripherals : (0.70%)
Apple Incorporated	(17,686)	(1,927,597)

Materials : (1.48%)
Chemicals : (0.84%)
Monsanto Company	(4,767)	(418,257)
Potash Corporation of Saskatchewan Incorporated	(8,354)	(142,185)
PPG Industries Incorporated	(6,866)	(765,490)
Praxair Incorporated	(7,240)	(828,618)
The Mosaic Company	(5,045)	(136,215)
		(2,290,765)

Containers & Packaging : (0.46%)
International Paper Company	(30,715)	(1,260,544)

Metals & Mining : (0.18%)
First Quantum Minerals Limited	(43,847)	(230,925)
Glencore plc	(113,018)	(255,333)
		(486,258)

19

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name				Shares	Value
Telecommunication Services : (0.06%)
Diversified Telecommunication Services : (0.06%)
AT&T Incorporated				(4,366)	$(171,016)

Total Common Stocks - Securities Sold Short (Proceeds $(37,944,957))					(37,833,364)

		Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 0.00%
Utilities : 0.00%
Independent Power & Renewable Electricity Producers : 0.00%
AES Corporation		8.00%	6-1-2020	$(10,000)	(11,350)

Total Corporate Bonds and Notes—Securities Sold Short (Proceeds $(11,021))					(11,350)

				Shares
Exchange-Traded Funds : (8.70%)
Consumer Discretionary Select Sector SPDR Fund ETF				(16,092)	(1,272,073)
Consumer Staples Select Sector SPDR Fund ETF				(22,857)	(1,212,564)
Health Care Select Sector SPDR Fund ETF				(3,046)	(206,458)
Industrial Select Sector SPDR Fund ETF				(8,112)	(449,972)
iShares Nasdaq Biotechnology ETF				(3,504)	(913,878)
Materials Select Sector SPDR ETF				(10,053)	(450,475)
SPDR S&P 500 ETF				(83,932)	(17,253,062)
SPDR S&P Regional Banking ETF				(10,808)	(406,813)
SPDR S&P Retail ETF				(21,700)	(1,002,106)
Technology Select Sector SPDR Fund ETF				(3,396)	(150,647)
WisdomTree India Earnings Fund				(23,231)	(453,237)
Total Exchange-Traded Funds—Securities Sold Short (Proceeds $(23,609,864))					(23,771,285)

Total Securities Sold Short (Proceeds ( $(61,565,842))					(61,615,999)

Total investments in securities (excluding securities sold short) (Cost $240,749,288)*	90.59%				247,679,609
Total securities sold short	(22.54)				(61,615,999)
Other assets and liabilities, net	31.95				87,348,504

Total net assets	100.00%				$273,412,114

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
@	Foreign bond principal is denominated in the local currency of the issuer.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $245,451,977 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,549,697
Gross unrealized losses	(10,322,065)

Net unrealized gains	$2,227,632

20

Wells Fargo Alternative Strategies Fund	Portfolio of investments — March 31, 2016 (unaudited)

Abbreviations:

ADR	American depositary receipt
Ambac	Ambac Financial Group Incorporated
ETF	Exchange-traded fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

21

Wells Fargo Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options, swaps and exotics (i.e. caps, floors, etc.) are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$33,448,426	$672	$0	$33,449,098
Consumer staples	16,312,511	0	0	16,312,511
Energy	8,733,143	0	0	8,733,143
Financials	14,455,072	48,973	0	14,504,045
Health care	15,949,655	0	0	15,949,655
Industrials	17,282,732	0	0	17,282,732
Information technology	24,336,183	0	0	24,336,183
Materials	10,138,931	0	0	10,138,931
Telecommunication services	3,342,068	0	0	3,342,068
Utilities	3,157,930	0	0	3,157,930

Corporate bonds and notes	0	2,935,503	0	2,935,503
Exchange-traded funds	11,668	0	0	11,668
Foreign corporate bonds and notes	0	98,417	0	98,417
Investment companies	21,983,742	0	0	21,983,742
Municipal obligations	0	725,107	0	725,107
Non-Agency mortgage-backed securities	0	6,332,923	0	6,332,923
Preferred stocks
Financials	0	7,569	0	7,569
Health care	662,700	0	0	662,700
Industrials	0	0	59,307	59,307
Purchased put options	0	380,650	0	380,650
Rights
Financials	0	4,978	0	4,978
Warrants
Financials	0	61,411	0	61,411
Short-term investments
Investment companies	62,526,657	0	0	62,526,657
U.S. Treasury securities	4,682,681	0	0	4,682,681

	237,024,099	10,596,203	59,307	247,679,609

Forward foreign currency contracts	0	10,993	0	10,993
Futures contracts	284,772	0	0	284,772
Total return swap contracts	0	24,461	0	24,461

Total assets	$237,308,871	$10,631,657	$59,307	$247,999,835

Liabilities
Forward foreign currency contracts	$0	$190,720	$0	$190,720
Futures contracts	356,181	0	0	356,181
Securities sold short
Common stocks
Consumer discretionary	6,251,565	0	0	6,251,565
Consumer staples	749,214	0	0	749,214
Energy	7,695,999	0	0	7,695,999
Financials	2,856,096	0	0	2,856,096
Health care	1,473,061	0	0	1,473,061
Industrials	4,881,067	0	0	4,881,067
Information technology	9,717,779	0	0	9,717,779
Materials	4,037,567	0	0	4,037,567
Telecommunication services	171,016	0	0	171,016
Corporate bonds and notes	0	11,350	0	11,350
Credit default swap contracts	0	1,462	0	1,462
Exchange-traded funds	23,771,285	0	0	23,771,285
Total return swap contracts	0	150,408	0	150,408
Written options	0	204,122	0	204,122

Total liabilities	$61,960,830	$558,062	$0	$62,518,892

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

For the nine months ended March 31, 2016, the Fund entered into futures contracts for speculative purposes.

At March 31, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at March 31, 2016	Unrealized gains (losses)
4-15-2016	17 Short	Morgan Stanley	Amsterdam Index	$1,701,137	$641
4-15-2016	62 Long	Morgan Stanley	CAC 40 Index	3,092,550	(59,055)
4-15-2016	25 Long	Morgan Stanley	IBEX 35 Index	2,472,059	(62,128)
4-28-2016	16 Long	Morgan Stanley	Hang Seng Index	2,145,784	44,028
6-8-2016	136 Short	Morgan Stanley	Euro-Bund Futures	25,274,484	(118,199)
6-9-2016	18 Short	Morgan Stanley	TOPIX Index	2,155,138	(43,574)
6-9-2016	46 Long	Morgan Stanley	TOPIX Index	5,507,575	(23,052)
6-13-2016	127 Short	Morgan Stanley	British Pound FX Futures	11,408,569	(106,735)
6-13-2016	101 Short	Morgan Stanley	Euro FX Futures	14,407,650	(476,904)
6-13-2016	5 Short	Morgan Stanley	Swedish Krona Futures	1,234,200	(41,015)
6-13-2016	1 Long	Morgan Stanley	Swiss Franc Futures	130,550	4,697
6-15-2016	82 Long	Morgan Stanley	10-Year Australian Treasury Bonds	8,231,385	87,940
6-16-2016	20 Short	Morgan Stanley	ASX SPI 200 Index	1,941,672	34,012
6-16-2016	4 Short	Morgan Stanley	S&P/TSX 60 Index	484,774	1,518
6-17-2016	24 Long	Morgan Stanley	DAX Index	6,827,399	(8,049)
6-17-2016	117 Short	Morgan Stanley	EURO STOXX 50 Index	3,902,166	66,673
6-17-2016	21 Short	Morgan Stanley	FTSE 100 Index	1,843,756	(14,059)
6-17-2016	79 Short	Morgan Stanley	FTSE 100 Index	6,936,035	(52,350)
6-17-2016	4 Long	Morgan Stanley	FTSE MIB Index	402,726	(13,641)
6-17-2016	24 Short	Morgan Stanley	MSCI EAFE Index	1,950,600	3,294
6-17-2016	11 Short	Morgan Stanley	MSCI Emerging Markets Index	458,645	(17,025)
6-17-2016	7 Short	Morgan Stanley	Russell 2000 Index	776,720	(22,768)
6-17-2016	10 Short	Morgan Stanley	S&P 500 E-Mini Index	1,025,750	(22,754)
6-17-2016	59 Short	Morgan Stanley	S&P 500 E-Mini Index	6,051,925	(189,608)
6-21-2016	8 Short	Morgan Stanley	10-Year Canadian Treasury Bonds	869,020	(2,360)
6-21-2016	223 Long	Morgan Stanley	10-Year U.S. Treasury Notes	29,077,109	(16,699)
6-28-2016	60 Short	Morgan Stanley	Long Gilt Bonds	10,446,128	36,038

As of March 31, 2016, in addition to securities held as collateral, the Fund had $816,288 on deposit at the prime broker for open futures contracts.

During the nine months ended March 31, 2016, the Fund entered into forward foreign currency contracts for economic speculative purposes. At March 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at March 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
4-8-2016	Morgan Stanley	36,000 EUR	$40,968	$40,393	$575
4-8-2016	Morgan Stanley	25,000 EUR	28,451	27,296	1,155
4-8-2016	Morgan Stanley	14,000 EUR	15,933	15,069	864
4-8-2016	Morgan Stanley	42,000 EUR	47,798	47,002	796
4-8-2016	Morgan Stanley	23,000 EUR	26,175	25,673	502
4-8-2016	Morgan Stanley	82,000 EUR	93,320	88,943	4,377
4-8-2016	Morgan Stanley	52,000 EUR	59,178	56,841	2,337
4-8-2016	Morgan Stanley	15,000 EUR	17,071	16,921	150
4-8-2016	Morgan Stanley	36,000 CHF	37,446	37,209	237
6-15-2016	National Australia Bank	2,579,000 JPY	22,962	23,204	(242)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2016	In exchange for U.S. $	Unrealized losses
4-8-2016	Morgan Stanley	15,000 EUR	$17,071	$16,310	$(761)
4-8-2016	Morgan Stanley	153,000 EUR	174,121	168,674	(5,447)
4-8-2016	Morgan Stanley	22,000 CHF	22,884	21,864	(1,020)
4-8-2016	Morgan Stanley	23,000 CHF	23,924	23,123	(801)
4-8-2016	Morgan Stanley	23,000 EUR	26,175	25,351	(824)
4-8-2016	Morgan Stanley	265,000 CHF	275,644	270,643	(5,001)
4-8-2016	Morgan Stanley	29,000 EUR	33,003	31,381	(1,622)
4-8-2016	Morgan Stanley	35,000 EUR	39,831	38,345	(1,486)
4-8-2016	Morgan Stanley	36,000 EUR	40,970	40,154	(816)
4-8-2016	Morgan Stanley	40,000 EUR	45,522	43,503	(2,019)
4-8-2016	Morgan Stanley	41,000 EUR	46,660	44,684	(1,976)
4-8-2016	Morgan Stanley	49,000 CHF	50,968	49,065	(1,903)
4-8-2016	Morgan Stanley	50,000 EUR	56,902	55,038	(1,864)
4-8-2016	Morgan Stanley	50,000 EUR	56,902	55,563	(1,339)
4-8-2016	Morgan Stanley	66,000 EUR	75,111	72,361	(2,750)
4-8-2016	Morgan Stanley	892,000 EUR	1,015,134	985,392	(29,742)
6-15-2016	Bank of America	3,342,000 EUR	3,811,207	3,753,233	(57,974)
6-15-2016	HSBC Bank	2,000 GBP	2,873	2,847	(26)
6-15-2016	HSBC Bank	5,000 AUD	3,820	3,743	(77)
6-15-2016	HSBC Bank	916,000 JPY	8,156	8,123	(33)
6-15-2016	JPMorgan Chase Bank	18,000 GBP	25,858	25,620	(238)
6-15-2016	JPMorgan Chase Bank	61,000 AUD	46,606	45,514	(1,092)
6-15-2016	Morgan Stanley	1,510,028 CHF	1,575,405	1,536,488	(38,917)
6-15-2016	Morgan Stanley	68,920 CHF	71,904	71,048	(856)
6-15-2016	Morgan Stanley	7,230 EUR	8,246	8,128	(118)
6-15-2016	Morgan Stanley	806,458 EUR	919,682	897,293	(22,389)
6-15-2016	UBS	291,422,000 JPY	2,594,657	2,585,270	(9,387)

During the nine months ended March 31, 2016, the Fund entered into written options for speculative purposes. Open put and call options written at March 31, 2016 were as follows for the Fund:

Expiration date	Counterparty	Description	Number of contracts	Call/Put	Strike price	Value
6-17-2016	Credit Suisse	S&P 500 Index	43	Put	$1,700	$(20,855)
12-16-2016	Credit Suisse	S&P 500 Index	52	Put	1,700	(180,960)
8-19-2016	Merrill Lynch	Avis Budget Group Incorporated	5	Call	33	(774)
1-20-2017	Merrill Lynch	Avis Budget Group Incorporated	5	Call	38	(852)
1-20-2017	Merrill Lynch	Avis Budget Group Incorporated	5	Call	40	(681)

As of March 31, 2016, the Fund had $178,800 on deposit at the prime broker for written options.

During the nine months ended March 31, 2016, the Fund entered into total return swap contracts for speculative purposes. At March 31, 2016, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
10-20-2016	$41,426	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	$(5,540)
10-20-2016	278,098	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Brookdale Senior Living Incorporated.	(137,545)
10-20-2016	119,199	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	24,461
2-10-2017	142,091	Morgan Stanley	In an agreement dated 1-6-2016, the Fund makes monthly payments of 1 Month EUR LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ryanair Holdings plc.	(7,323)

As of March 31, 2016, the Fund had $129,750 on deposit at the prime broker for total return swaps.

During the nine months ended March 31, 2016, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At March 31, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations– Sell protection

Expiration	Counterparty	Reference debt obligation	Rating of reference debt obligation*	Notional amount	Fixed payments received	Value	Premiums received	Unrealized gains
12-21-2020	Morgan Stanley	Yum! Brands Incorporated, 6.25%, 3-15-2018	AAA	$15,000	1.00%	$(1,462)	$(1,472)	$10

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Wells Fargo Global Long/Short Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 56.26%
Brazil : 0.07%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,386	$6,819

Canada : 1.59%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	7,366	94,579
Lundin Mining Corporation (Materials, Metals & Mining)†	19,731	62,137
		156,716

China : 3.34%
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	80,000	99,828
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	163,000	91,194
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	26,700	52,730
YY Incorporated (Information Technology, Internet Software & Services)†	1,377	84,809
		328,561

France : 2.78%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	6,224	274,297

Germany : 4.77%
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,485	97,399
Metro AG (Consumer Staples, Food & Staples Retailing)	4,629	143,430
Rheinmetall AG (Industrials, Industrial Conglomerates)	671	53,615
Siemens AG (Industrials, Industrial Conglomerates)	1,655	175,422
		469,866

Hong Kong : 2.96%
China Everbright Limited (Financials, Capital Markets)	40,000	83,946
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,500	139,303
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	102,000	67,979
		291,228

Italy : 4.10%
ANIMA Holding SpA (Financials, Capital Markets)	12,377	90,559
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	10,356	156,728
Prysmian SpA (Industrials, Electrical Equipment)	6,920	156,777
		404,064

Japan : 14.94%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	9,000	149,380
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)(b)	4,000	112,524
Daiwa Securities Group Incorporated (Financials, Capital Markets)	28,000	172,237
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)(b)	41,000	191,840
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)(b)	48,500	224,735
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)(b)	7,000	174,650
Nomura Holdings Incorporated (Financials, Capital Markets)(b)	42,100	188,121
Toyota Motor Corporation (Consumer Discretionary, Automobiles)(b)	1,600	84,617
West Holdings Corporation (Consumer Discretionary, Household Durables)	7,300	45,080
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)(b)	11,100	128,117
		1,471,301

Netherlands : 3.24%
Akzo Nobel NV (Materials, Chemicals)(b)	3,128	213,205

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Global Long/Short Fund

Security name			Shares	Value
Netherlands (continued)
Koninklijke Philips NV (Industrials, Industrial Conglomerates)			3,719	$105,944
				319,149

South Korea : 0.98%
Hana Financial Group Incorporated (Financials, Banks)			4,449	96,481

Switzerland : 1.83%
ABB Limited (Industrials, Electrical Equipment)			4,672	91,216
Zurich Insurance Group AG (Financials, Insurance)			382	88,712
				179,928

United Kingdom : 7.81%
Capita plc (Industrials, Professional Services)			5,367	80,321
Smiths Group plc (Industrials, Industrial Conglomerates)			12,262	189,497
United Business Media plc (Consumer Discretionary, Media)			20,154	173,966
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			81,543	259,061
Wolseley plc (Industrials, Trading Companies & Distributors)(b)			1,171	66,248
				769,093

United States : 7.85%
Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services)(b)			1,574	62,724
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†			279	207,841
American International Group Incorporated (Financials, Insurance)(b)			3,278	177,176
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			971	105,829
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)(b)			3,364	134,863
Mead Johnson Nutrition Company (Consumer Staples, Food Products)			314	26,681
Merck & Company Incorporated (Health Care, Pharmaceuticals)(b)			1,087	57,513
				772,627

Total Common Stocks (Cost $5,951,193)				5,540,130

		Expiration date
Participation Notes : 0.81%
China : 0.81%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		9-2-2020	2,090	80,248

Total Participation Notes (Cost $53,236)				80,248

Short-Term Investments : 41.70%

	Yield
Investment Companies : 41.70%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44%		4,105,839	4,105,839

Total Short-Term Investments (Cost $4,105,839)				4,105,839

Securities sold short : (15.73%)
Common Stocks : (8.29%)
France : (1.90%)
Peugeot SA (Consumer Discretionary, Automobiles)			(10,936)	(187,408)

2

Wells Fargo Global Long/Short Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Shares	Value
Japan : (1.78%)
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)		(1,200)	$(14,021)
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)		(750)	(62,775)
Marubeni Corporation (Industrials, Industrial Conglomerates)		(5,500)	(27,856)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)		(1,000)	(23,688)
Odakyu Electric Railway Company (Industrials, Road & Rail)		(2,000)	(21,769)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)		(3,000)	(25,084)
			(175,193)

Netherlands : (1.12%)
Unilever NV (Consumer Staples, Household Products)		(2,453)	(109,934)

Philippines : (0.26%)
Philippine Long Distance Telephone Company SP ADR (Telecommunication Services, Diversified Telecommunication Services)		(580)	(25,120)

Switzerland : (2.54%)
Nestle SA (Consumer Staples, Food Products)		(1,986)	(148,400)
Schindler Holding AG (Industrials, Machinery)		(553)	(101,968)
			(250,368)

Thailand : (0.26%)
Charoen Pokphand Foods PCL (Consumer Staples, Food & Staples Retailing)		(37,300)	(25,870)

United States : (0.43%)
Eaton Vance Corporation (Financials, Diversified Financial Services)		(1,018)	(34,123)
Franklin Resources Incorporated (Financials, Capital Markets)		(208)	(8,122)
			(42,245)

			(816,138)

Exchange-Traded Funds : (7.44%)
United States : (7.44%)
iShares Europe ETF		(1,470)	(57,492)
iShares MSCI EAFE ETF		(3,282)	(187,501)
iShares MSCI EMU ETF		(1,426)	(49,040)
iShares MSCI Philippines ETF		(1,782)	(65,310)
iShares MSCI Singapore ETF		(4,502)	(48,892)
iShares MSCI Switzerland Capped ETF		(3,633)	(108,009)
iShares MSCI Thailand Capped ETF		(1,414)	(95,289)
WisdomTree Japan Hedged Equity ETF		(2,762)	(120,727)
			(732,260)

Total Securities Sold Short (Proceeds $(1,619,604))			(1,548,398)

Total investments in securities (excluding securities sold short) (Cost $10,110,268)*	98.77%		9,726,217
Total securities sold short	(15.72%)		(1,548,398)
Other assets and liabilities, net	16.95		1,669,166

Total net assets	100.00%		$9,846,985

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo Global Long/Short Fund

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $10,127,377 and unrealized gains (losses) consists of:

Gross unrealized gains	$373,308
Gross unrealized losses	(774,468)

Net unrealized losses	(401,160)

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
PCL	Public Company Limited
plc	Public limited company

4

Wells Fargo Global Long-Short Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$6,819	$0	$0	$6,819
Canada	156,716	0	0	156,716
China	328,561	0	0	328,561
France	274,297	0	0	274,297
Germany	469,866	0	0	469,866
Hong Kong	291,228	0	0	291,228
Italy	404,064	0	0	404,064
Japan	1,471,301	0	0	1,471,301
Netherlands	319,149	0	0	319,149
South Korea	96,481	0	0	96,481
Switzerland	179,928	0	0	179,928
United Kingdom	769,093	0	0	769,093
United States	772,627	0	0	772,627
Participation notes
China	0	80,248	0	80,248
Short-term investments

Investment companies	4,105,839	0	0	4,105,839

	9,645,969	80,248	0	9,726,217
Forward foreign currency contracts	0	3,922	0	3,922

Total assets	$9,645,969	$84,170	$0	$9,730,139

Liabilities
Securities sold short
Common stocks
France	$187,408	$0	$0	$187,408
Japan	175,193	0	0	175,193
Netherlands	109,934	0	0	109,934
Philippines	25,120	0	0	25,120
Switzerland	250,368	0	0	250,368
Thailand	25,870	0	0	25,870
United States	42,245	0	0	42,245
Exchange-traded funds
United States	732,260	0	0	732,260
Forward foreign currency contracts	0	9,562	0	9,562

Total liabilities	$1,548,398	$9,562	$0	$1,557,960

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended March 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At March 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at March 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
5-31-2016	Morgan Stanley	3,243,000 JPY	$28,859	$29,015	$(156)
5-31-2016	Morgan Stanley	178,000 EUR	202,892	199,206	3,686
5-31-2016	Morgan Stanley	3,286,000 JPY	29,242	29,006	236

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2016	In exchange for U.S. $	Unrealized losses
5-31-2016	Morgan Stanley	32,521,000 JPY	$289,403	$289,262	$(141)
5-31-2016	Morgan Stanley	269,000 EUR	306,618	297,353	(9,265)

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: May 25, 2016

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: May 25, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: May 25, 2016